UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------
                                    FORM N-Q
                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03447

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
             Oaks, PA 19456 (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2008

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

Schedule of Investments (Unaudited)

Tax Free Fund
November 30,2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 102.8%

ALABAMA -- 2.7%
   Deutsche Bank Spears/Lifers Trust,
      Ser 417, RB, MBIA (A)
      3.720%, 12/07/07                            $       2,075   $       2,075
   Jefferson County, Sewer Authority,
      RB, FGIC (A)
      3.690%, 02/01/08                                    8,920           8,920
   Municipal Securities Trust
      Certificates, Cl A, RB, AMBAC (A)
      3.680%, 12/06/07                                    9,055           9,055
                                                                  --------------
                                                                         20,050
                                                                  --------------
ALASKA -- 1.1%
   Anchorage, GO, MBIA (A)
      3.660%, 12/06/07                                    7,900           7,900
   Valdez, Marine Term Authority,
      Pipelines Incorporated Project,
      RB (A)
      3.630%, 12/01/07                                      300             300
                                                                  --------------
                                                                          8,200
                                                                  --------------
ARIZONA -- 1.4%
   Phoenix, Industrial Development
      Authority, Rancho LaDera Project,
      RB (A) (B)
      3.660%, 12/06/07                                   10,300          10,300
                                                                  --------------
CALIFORNIA -- 0.8%
   California Statewide Communities,
      Ser BR06, RB, MBIA (A)
      3.650%, 12/07/07                                    6,080           6,080
   Riverside County, Housing
      Authority, De Anza Villas Project,
      RB (A) (B)
      3.520%, 12/05/07                                      190             190
                                                                  --------------
                                                                          6,270
                                                                  --------------
COLORADO -- 2.3%
   Arvada, Water Authority, RB,
      FSA (A)
      3.650%, 12/01/07                                    1,120           1,120
   Boulder County, Development
      Authority, Geological Society of
      America Project, Ser 92, RB (A)
      3.700%, 12/01/07                                      435             435
   Cornerstone, Metropolitan District
      No. 1, RB (A)(B)
      3.610%, 12/06/07                                    7,675           7,675
   NBC, Metropolitan District Authority,
      GO (A) (B)
      3.630%, 12/06/07                                    1,000           1,000
   Southglenn, Metropolitan District,
      RB (A) (B)
      3.630%, 12/06/07                                    5,000           5,000
   Stonegate Village, Metropolitan
      District, Ser 1536, GO, MBIA (A)
      3.680%, 12/06/07                                      800             800
   Thornton, Multi-Family Housing
      Authority, Quaile Ridge Project,
      Ser A, RB (A) (B) (C)
      3.600%, 12/04/07                                      450             450

--------------------------------------------------------------------------------
                                                   Face Amount         Value
Description                                       ($ Thousands)    ($Thousands)
--------------------------------------------------------------------------------
   University of Toledo, RB, FGIC (A)
      3.700%, 12/05/07                            $       1,000   $       1,000
                                                                  --------------
                                                                         17,480
                                                                  --------------
DELAWARE -- 0.8%
   Delaware State, Economic
      Development Authority, School
      House Project, RB (A) (B)
      3.750%, 12/05/07                                    3,750           3,750
   Delaware State, Economic
      Development Authority,
      Wilmington Montessori School
      Project, RB (A) (B)
      3.630%, 12/06/07                                    2,350           2,350
                                                                  --------------
                                                                          6,100
                                                                  --------------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Laboratory
      School Project, RB (A) (B)
      3.700%, 12/06/07                                      555             555
                                                                  --------------
FLORIDA -- 5.7%
   Alachua County, Health Facilities
      Authority, Oak Hammock
      University Project, Ser A, RB (A)
      3.620%, 12/01/07                                    4,665           4,665
   Collier County, School Board, ROC,
      COP, FSA (A)
      3.660%, 12/06/07                                    3,195           3,195
   Florida State, Multi-Family Housing
      Authority, River Oaks Apartments
      Project, RB (A) (C)
      3.620%, 12/05/07                                      200             200
   Florida State, Puttable Floating
       Option Tax Exempt Receipts,
       Ser 1523, RB (A)
       3.770%, 02/15/08                                   4,500           4,500
   Gainesville, Utilities Systems
      Authority, Ser C, RB (A)
      3.600%, 12/01/07                                      500             500
   Jacksonville, Industrial Development
      Authority, Trailer Marine-Crowly
      Project, RB (A) (B)
      3.400%, 12/01/07                                    3,600           3,600
   Jacksonville, Pollution Control
      Authority, Power & Light Project,
      RB (A)
      3.580%, 12/01/07                                   15,100          15,100
   Pinellas County, Educational
      Facilities Authority, Shorecrest
      Prep School Project, RB (A) (B)
      3.630%, 12/06/07                                    7,000           7,000
   Sarasota County, Utility Systems
      Authority, RB, FGIC (A)
      3.770%, 12/06/07                                    3,690           3,690
                                                                  --------------
                                                                         42,450
                                                                  --------------
GEORGIA -- 3.9%
   Catoosa County, Industrial
      Development Authority, Galaxy
      Carpet Project, RB (A) (B)
      3.630%, 12/06/07                                    6,500           6,500
   Cobb County, Residential Facilities
      for the Elderly, A.G. Rhodes
      Home Project, RB (A) (B)
      3.600%, 12/05/07                                      250             250


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Fulton County, Multi-Family Housing
      Authority, Hampton Hills
      Apartments Project, RB (A) (C)
      3.630%, 12/06/07                            $       5,100   $       5,100
   Georgia State, IPS Multi-School
      Building Industrial Authority, RB,
      MBIA (A)
      3.670%, 12/05/07                                    6,495           6,495
   Milledgeville, Baldwin County,
      Student Housing Authority,
      Ser C94, RB (A)
      3.670%, 01/01/08                                    9,425           9,425
   Savannah, Economic Development
      Authority, Westside Urban Health
      Center Project, Ser A, RB (A) (B)
      3.650%, 12/05/07                                      105             105
   Smyrna, Multi-Family Housing
      Authority, F&M Villages Project,
      RB (A) (C)
      3.590%, 12/05/07                                    1,000           1,000
                                                                  --------------
                                                                         28,875
                                                                  --------------
ILLINOIS -- 8.8%
   Central Lake County, Joint Action
      Project, Ser B18, RB, AMBAC (A)
      3.670%, 12/05/07                                    1,395           1,395
   Chicago, Board of Education, GO,
      AMBAC (A)
      3.640%, 12/06/07                                       15              15
   Chicago, Board of Education, Ser E,
      GO, FSA (A)
      3.610%, 12/06/07                                   12,885          12,885
   Deutsche Bank Spears/Lifers Trust,
      Ser 309, GO, FSA (A)
      3.660%, 12/06/07                                   10,710          10,710
   Deutsche Bank Spears/Lifers Trust,
      Ser 320, RB, MBIA (A)
      3.650%, 12/06/07                                    1,000           1,000
   Deutsche Bank Spears/Lifers Trust,
      Ser 400, GO, FSA (A)
      3.660%, 01/01/08                                    5,000           5,000
   Deutsche Bank Spears/Lifers Trust,
      Ser 405, RB, XLCA (A)
      3.650%, 02/01/08                                    4,670           4,670
   Deutsche Bank Spears/Lifers Trust,
      Ser 410, GO, FGIC (A)
      3.660%, 12/01/07                                    4,055           4,055
   Deutsche Bank Spears/Lifers Trust,
      Ser 411, GO, FGIC (A)
      3.720%, 01/01/08                                    4,175           4,175
   Illinois State, Development
      Financing Authority, Christian
      Brothers Services Project,
      RB (A) (B)
      3.850%, 12/05/07                                    1,300           1,300
   Illinois State, Development
      Financing Authority, Creative
      Children's Academy Project,
      RB (A) (B)
      3.900%, 12/06/07                                    2,300           2,300
   Illinois State, Development
      Financing Authority, McCormick
      Theological Project, Ser A,
      RB (A) (B)
      3.600%, 12/05/07                                    1,000           1,000

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Development
      Financing Authority, North Shore
      Country Day Project, RB (A) (B)
      3.600%, 12/05/07                            $       2,200   $       2,200
   Illinois State, Health Facilities
      Authority, Memorial Health
      Systems Project, RB (A) (B)
      3.670%, 12/01/07                                    2,100           2,100
   Illinois State, Regional
      Transportation Authority, RB,
      FGIC (A)
      3.860%, 12/06/07                                    5,965           5,965
   Lake County, Community
      Consolidated School District No.
      73, Ser 329, GO, FGIC (A)
      3.680%, 12/06/07                                    1,010           1,010
   Oakbrook Terrace, Industrial
      Development Authority, Oakbrook
      Terrace Atrium Project, RB (A) (B)
      3.500%, 12/01/07                                    2,100           2,100
   Skokie, Economic Development
      Authority, Skokie Fashion Square
      Project, RB (A) (B)
      3.995%, 12/06/07                                    4,350           4,350
                                                                  --------------
                                                                         66,230
                                                                  --------------
 INDIANA -- 7.7%
   Bartholomew County, Consolidated
      School District, TAW
      4.000%, 12/31/07                                    4,570           4,571
   Duneland School Corporation, TAW
      4.000%, 12/31/07                                    4,000           4,001
   East Porter County, School Building,
      Ser DB (A)
      3.860%, 12/06/07                                    5,250           5,250
   Elkhart County, Industrial
      Development Authority, Hubbard
      Hill Estates Project, RB (A) (B)
      3.620%, 12/07/07                                      890             890
   Hamilton, Southeastern Schools,
      Temporary Loan Warrants
      3.800%, 12/31/07                                    2,000           2,000
   Indiana State, Bond Bank,
      Advanced Funding Program,
      Ser A, RB
      4.250%, 01/31/08                                    1,000           1,001
   Indiana State, Development Finance
      Authority, Brebeuf Preparatory
      School Project, RB (A) (B)
      3.850%, 12/06/07                                    3,400           3,400
   Indiana State, Eclipse Funding
      Trust, IPS Multi-School Building
      Project, RB, MBIA (A)
      3.640%, 12/06/07                                      450             450
   Indiana State, Educational Facilities
      Authority, University of Evansville
      Project, Ser B, RB (A) (B)
      3.630%, 12/06/07                                    1,900           1,900
   Indiana State, Educational Facilities
      Authority, University of
      Indianapolis Project, RB (A) (B)
      3.670%, 12/01/07                                      100             100
   Indiana State, Educational Facilitlies
      Authority, Franklin College,
      RB (A) (B)
      3.670%, 12/01/07                                      300             300


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, GCS School Building,
      RB, FSA (A)
      3.860%, 12/06/07                            $       3,385   $       3,385
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Greenwood Village South Project,
      Ser A, RB (A) (B)
      3.620%, 12/04/07                                    9,300           9,300
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Howard Regional Health Systems
      Project, Ser B, RB (A)
      3.670%, 12/01/07                                    1,100           1,100
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Schneck Memorial Hospital
      Project, Ser B, RB (A) (B)
      3.620%, 12/01/07                                      500             500
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser A, RB (A) (B)
      3.670%, 12/01/07                                    1,995           1,995
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser B, RB (A) (B)
      3.670%, 12/01/07                                    2,665           2,665
   Indiana State, Industrial
      Development Authority, Goodwill
      Industries Center Project,
      RB (A) (B)
      3.650%, 12/06/07                                    1,325           1,325
   Indiana State, Transportation
      Finance Authority, Highway
      Restoration Project, RB Partially
      Pre-Refunded @ 100 (D)
      3.630%, 12/01/07                                    1,100           1,100
   Indianapolis, Puttable Floating
      Option Tax Exempt Receipts, RB,
      XLCA (A)
      3.860%, 12/06/07                                    2,100           2,100
   Logansport, Community School,
      TAW
      4.000%, 12/31/07                                    2,000           2,001
   New Palestine, Industrial Economic
      Development Authority, UMC
      Community Center Project,
      RB (A) (B)
      3.620%, 12/07/07                                    2,625           2,625
   Northern Wells, Community
      Schools, TAW
      3.700%, 12/31/07                                    2,000           2,000
   Northwest Allen County, Indiana
      Schools, Temporary Loan
      Warrants
      3.950%, 12/31/07                                    3,714           3,714
                                                                  --------------
                                                                         57,673
                                                                  --------------
IOWA -- 1.0%
   Iowa State, Finance Authority,
      Carroll Kuemper Catholic High
      School Project, RB (A) (B)
      3.670%, 12/01/07                                    1,400           1,400

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Iowa State, Finance Authority,
      Museum of Art Foundation
      Project, RB (A)
      3.620%, 12/01/07                            $         100   $         100
   Iowa State, Healthcare Facilities
      Authority, Care Initiatives
      Project,
      RB (A) (B)
      3.670%, 12/01/07                                      515             515
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, Des Moines Project,
      RB (A) (B)
      3.670%, 12/01/07                                    2,405           2,405
      3.670%, 12/01/07                                    1,925           1,925
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, Morningside College
      Project, RB (A) (B)
      3.670%, 12/01/07                                      800             800
                                                                  --------------
                                                                          7,145
                                                                  --------------
 IDAHO -- 0.1%
   Idaho State, Healthcare Facilities
      Authority, St. Lukes Medical
      Center Project, RB, FSA (A)
      3.630%, 12/01/07                                    1,100           1,100
                                                                  --------------
 KANSAS -- 2.1%
   Junction City, Temporary Notes,
      Ser C, GO
      5.000%, 06/01/08                                    2,000           2,009
   Kansas State, Development
      Finance Authority, Multi-Family
      Housing, Woodridge Project,
      RB (A) (C)
      3.600%, 12/06/07                                    3,000           3,000
   Leavenworth County, GO, FGIC (A)
      3.860%, 12/06/07                                       15              15
   Topeka, Multi-Family Housing
      Authority, Fleming Court Project,
      RB (A) (B)
      3.680%, 12/06/07                                    3,685           3,685
   Wyandotte County, Municipal
      Temporary Notes, Ser V, GO
      3.550%, 11/01/08                                    7,000           7,000
                                                                  --------------
                                                                         15,709
                                                                  --------------
KENTUCKY -- 0.7%
   Hardin County, Water District No. 1,
      RB (A) (B)
      3.630%, 12/06/07                                    1,170           1,170
   Jefferson County, Retirement Home
      Facilities Authority, Nazareth
      Library Project, RB (A) (B)
      3.620%, 12/07/07                                    1,110           1,110
   Kentucky State, Development
      Finance Authority, Havery
      Brewers Project, Ser C2,
      RB (A) (B)
      3.700%, 12/06/07                                      390             390
   Kentucky State, Development
      Finance Authority, New Harmony
      Project, Ser A2, RB (A) (B)
      3.700%, 12/06/07                                      430             430


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project,
      RB (A) (B)
      3.750%, 04/01/08                            $       2,000   $       2,000
   Muhlenberg County, Airport District,
      Ser B-2, RB (A) (B)
      3.700%, 12/06/07                                      415             415
                                                                  --------------
                                                                          5,515
                                                                  --------------
MARYLAND -- 0.5%
   Maryland State, Community
      Development Administration,
      Residential Project, Ser Q, RB
      3.590%, 12/14/07                                    3,870           3,870
                                                                  --------------
MASSACHUSETTS -- 5.0%
   Fall River, Ser A, GO, BAN
      4.100%, 01/30/08                                    5,481           5,484
   Massachusetts State, Development
      Finance Agency, Boston College
      High School Project, RB (A) (B)
      3.620%, 12/05/07                                    5,675           5,675
   Massachusetts State, Development
      Finance Agency, Dana Hall
      School Project, RB (A) (B)
      3.600%, 12/06/07                                    1,860           1,860
   Massachusetts State, Development
      Finance Agency, Marine
      Biological Lab Project, RB (A) (B)
      3.620%, 12/06/07                                    2,000           2,000
   Massachusetts State, Development
      Finance Agency, Ser 563,
      ROC (A)
      3.650%, 12/06/07                                    1,340           1,340
   Massachusetts State, Development
      Finance Agency, The Rivers
      School Project, RB (A)
      3.590%, 12/06/07                                    3,000           3,000
   Massachusetts State, Development
      Finance Agency, Walnut Hill
      School District, RB (A) (B)
      3.620%, 12/05/07                                    1,000           1,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assisted Living Project,
      Ser A, RB (A) (B)
      3.620%, 12/06/07                                      500             500
   Massachusetts State, Health &
      Educational Facilities Authority,
      The Boston Home Project, Ser B,
      RB (A) (B)
      3.620%, 12/06/07                                    1,500           1,500
   Massachusetts State, Industrial
      Finance Agency, Goddard House
      Project, Ser 1995, RB (A)
      3.610%, 12/06/07                                    1,720           1,720
   Massachusetts State, Industrial
      Finance Agency, TNG Marina Bay
      LLC Project, RB
      Pre-Refunded @ 103 (D)
      7.500%, 12/01/07                                    3,500           3,605
   Massachusetts State, Ser B30, GO,
      FSA (A)
      3.670%, 12/05/07                                    1,485           1,485

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Turnpike
      Authority, Ser 334, RB, MBIA (A)
      3.670%, 12/06/07                            $       5,543   $       5,543
   Worcester, Regional Transportation
      Authority, GO, RAN
      4.000%, 06/27/08                                    3,100           3,101
                                                                  --------------
                                                                         37,813
                                                                  --------------
MICHIGAN -- 3.1%
   ABN Amro Munitops Certificates
      Trust, GO, FGIC (A)
      3.650%, 12/06/07                                   14,635          14,635
   Jackson County, Economic
      Development Authority, Limited
      Thrifty Leoni Project, RB (A) (B)
      3.620%, 12/06/07                                      800             800
   Michigan State, Higher Educational
      Facilities Authority, Adrian College
      Project, RB (A) (B)
      3.620%, 12/06/07                                    2,000           2,000
   Michigan State, Job Development
      Authority, East Lansing
      Residential Project, RB (A) (B)
      3.610%, 12/01/07                                    1,900           1,900
   Northern Michigan, University
      Project, RB, AMBAC (A)
      3.650%, 12/01/07                                    2,600           2,600
   Northville Township, Economic
      Development Authority, Thrifty
      Northville Project, RB (A) (B)
      3.620%, 12/06/07                                    1,000           1,000
                                                                  --------------
                                                                         22,935
                                                                  --------------
MINNESOTA -- 4.0%
   Austin, Industrial Development
      Authority, Supervalue
      Incorporated Project, RB (A) (B)
      3.700%, 12/05/07                                    1,600           1,600
   Coon Rapids, Health Center
      Systems Project, RB (A) (B)
      3.550%, 12/05/07                                    1,945           1,945
   Lauderdale, Children's Home
      Society Project, RB (A) (B)
      3.720%, 12/01/07                                       25              25
   Mankato, Bethany Lutheran College
      Project, Ser B, RB (A)
      3.620%, 12/01/07                                      600             600
   Minneapolis & St. Paul, Housing
      Authority, Allina Health Systems
      Project, Ser B-2, RB, MBIA (A)
      3.650%, 12/01/07                                   10,000          10,000
   Minneapolis & St. Paul, Metropolitan
      Airport Authority, Ser 2281, RB,
      AMBAC (A)
      3.660%, 12/04/07                                   12,290          12,290
   Minneapolis & St. Paul, Municipal
      Securities Trust, RB, FGIC (A)
      3.700%, 12/05/07                                    2,000           2,000
   St. Paul, Housing & Redevelopment
      Authority, Minnesota Public Radio
      Project, RB (A) (B)
      3.670%, 12/01/07                                    1,500           1,500
                                                                  --------------
                                                                         29,960
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MISSOURI -- 2.2%
   Clayton, Industrial Development
      Authority, Bailey Court Project,
      RB (A) (B)
      3.730%, 12/06/07                            $       1,900   $       1,900
   Kansas City, Industrial Development
      Authority, Woodlands Partners
      Project, RB (A) (C)
      3.640%, 12/06/07                                    4,045           4,045
   Kirkwood, Tax Increment Revenue
      Authority, Kirkwood Commons
      Project, RB (A) (B)
      3.670%, 12/01/07                                      210             210
   Missouri State, Health &
      Educational Facilities Authority,
      Christian Brothers Project, Ser A,
      RB (A) (B)
      3.670%, 12/01/07                                      950             950
   Missouri State, Health &
      Educational Facilities Authority,
      Kansas City Art Institute,
      RB (A) (B)
      3.670%, 12/01/07                                      800             800
   Missouri State, Health &
      Educational Facilities Authority,
      St. Louis University Project,
      RB (A)
      3.650%, 12/01/07                                      350             350
   St. Charles County, Industrial
      Development Authority, Sun River
      Village Project, RB (A) (B)
      3.640%, 12/06/07                                    8,500           8,500
                                                                  --------------
                                                                         16,755
                                                                  --------------
MONTANA -- 1.3%
   Montana State, Board Investment
      Authority, Inter Capital Project,
      RB (A)
      3.850%, 03/01/08                                    9,865           9,865
                                                                  --------------
NEBRASKA -- 1.5%
   Lancaster County, Hospital
      Authority, Bryan Leigh Medical
      Center Project, RB, AMBAC (A)
      3.650%, 12/01/07                                   10,900          10,900
                                                                  --------------
NEVADA -- 0.1%
   Clark County, School District,
      Ser D12, GO, AMBAC (A)
      3.670%, 12/05/07                                    1,000           1,000
                                                                  --------------
NEW JERSEY -- 0.2%
   Dumont School District, GO
      4.250%, 07/18/08                                    1,000           1,002
   Economic Development Authority,
      School Facilities Construction
      Project, Ser O, RB
      5.000%, 03/01/08                                      500             502
                                                                  --------------
                                                                          1,504
                                                                  --------------
NEW HAMPSHIRE -- 1.1%
   Cheshire County, TAN
      3.750%, 12/27/07                                    1,500           1,500
   Merrimack County, TAN
      4.250%, 12/28/07                                    2,000           2,001
      4.050%, 12/28/07                                    2,000           2,000

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Strafford County, TAN
      4.250%, 12/31/07                            $       2,900   $       2,900
                                                                  --------------
                                                                          8,401
                                                                  --------------
NEW YORK -- 1.0%
   Albany, Industrial Development
      Agency, Research Foundation of
      the State University of New York
      Project, Ser A, RB (A)
      3.690%, 12/06/07                                      300             300
   Liberty, Industrial Development
      Authority, ROC (A)
      3.650%, 12/06/07                                      900             900
   New York State, Puttable Floating
      Options Tax Exempt Trust, RB,
      MBIA (A)
      3.730%, 01/01/08                                    6,000           6,000
                                                                  --------------
                                                                          7,200
                                                                  --------------
NORTH CAROLINA -- 0.4%
   Sampson County, COP, FSA (A)
      3.660%, 12/06/07                                    3,330           3,330
                                                                  --------------
OHIO -- 4.2%
   Clinton County, Human Services
      Project, BAN
      4.310%, 01/24/08                                    1,273           1,274
   Fairfield Township, Roadway
      Improvement Authority, GO, BAN
      4.050%, 09/10/08                                    1,700           1,704
   Gates Mills, BAN
      4.125%, 05/22/08                                    1,700           1,703
   Geauga County, Human Services
      Building Project, BAN
      4.250%, 12/06/07                                    1,200           1,200
   Hamilton County, Economic
      Development Authority, RB (A) (B)
      3.630%, 12/06/07                                    2,000           2,000
   Harrison Township, Fire
      Department, BAN
      3.850%, 10/09/08                                      700             701
   Henry County, Facilities
      Improvement-Hospital Project,
      RB (A) (B)
      3.650%, 12/06/07                                    2,500           2,500
   Kent, BAN
      4.000%, 10/16/08                                    1,000           1,003
   Lima, Refunding & Improvement
      Authority, Lima Memorial Hospital
      Project, RB (A) (B)
      3.650%, 12/06/07                                    1,140           1,140
   Lorain County, Industrial
      Development Authority, Regional
      Medical Center Project, RB (A) (B)
      3.650%, 12/05/07                                    1,080           1,080
   North Canton, GO, BAN
      4.500%, 08/06/08                                      925             929
   Northwestern Ohio, Water & Sewer
      Authority, BAN
      4.000%, 10/30/08                                    2,092           2,100
   Ohio State, American Municipal
      Power Authority, Amherst City
      Project, BAN
      3.500%, 11/25/08                                      395             395


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ohio State, Higher Educational
      Facilities Commission, Cuyahoga
      Ohio Community College, Ser B,
      RB, AMBAC (A) (B)
      3.640%, 12/06/07                            $       4,700   $       4,700
   Perrysburg, Library Improvement
      Project, BAN
      4.000%, 11/06/08                                    1,165           1,170
   Richmond Heights, Variable
      Purpose Improvement Project,
      BAN
      4.250%, 12/20/07                                    2,700           2,701
   Sidney, School District, Energy
      Conservation Project, BAN
      4.250%, 11/18/08                                      593             597
   Sidney, School District, Lease
      Purchase Project, COP
      4.000%, 11/18/08                                    1,275           1,281
   Sidney, School District, School
      Construction Project, BAN
      4.000%, 11/18/08                                    1,000           1,005
   University of Cincinnati, Ser C, BAN
      4.500%, 01/24/08                                    2,000           2,003
                                                                  --------------
                                                                         31,186
                                                                  --------------
OKLAHOMA -- 2.2%
   Oklahoma State, Capital
      Improvement Authority, Ser H04,
      RB, AMBAC (A)
      3.670%, 12/05/07                                    4,095           4,095
   Tulsa, Industrial Development
      Authority, Ser A, RB (A)
      3.450%, 05/15/08                                   12,000          12,000
                                                                  --------------
                                                                         16,095
                                                                  --------------
OREGON -- 0.3%
   Oregon State, Veterans Welfare,
      Ser 88B, GO (A)
      3.600%, 12/01/07                                    2,500           2,500
                                                                  --------------
PENNSYLVANIA -- 3.8%
   Allegheny County, Hospital
      Development Authority,
      Presbyterian University Hospital
      Project, Ser B-2, RB (A) (B)
      3.560%, 12/06/07                                      645             645
   Allegheny County, Industrial
      Development Authority,
      Commercial Development, Two
      Marquis Project, RB (A) (B)
      3.630%, 12/06/07                                    2,635           2,635
   Allegheny County, Industrial
      Development Authority, Jewish
      Home & Hospital Project, Ser B,
      RB (A) (B)
      3.600%, 12/06/07                                    2,850           2,850
   Allegheny County, Industrial
      Development Authority, Parkway
      Center Project, Ser A, RB (A) (B)
      3.640%, 12/06/07                                      475             475
   Central Bucks, School District,
      Ser A, GO, FGIC (A)
      3.700%, 12/06/07                                    1,130           1,130

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Cumberland County, Municipal
      Authority, Presbyterian Homes
      Project, Ser B, RB, Radian
      Insured (A)
      3.650%, 12/01/07                            $       2,700   $       2,700
   Erie County, Hospital Development
      Authority, Ser 820, RB, MBIA (A)
      3.680%, 12/06/07                                    3,200           3,200
   Harrisburg, Water Authority, Ser B,
      RB, FSA (A)
      3.630%, 12/06/07                                    1,000           1,000
   Hazleton, Industrial Development
      Authority, MMI Preparatory School
      Project, RB (A) (B)
      3.600%, 12/06/07                                    3,085           3,085
   McCandless, Industrial
      Development Authority, Bradford
      Foundation Project, Ser A,
      RB (A) (B)
      3.630%, 12/06/07                                    1,730           1,730
   Moon Township, Industrial
      Development Authority, Executive
      Office Association Project,
      RB (A) (B)
      3.600%, 12/06/07                                    2,250           2,250
   Mount Lebanon, School District,
      Ser B19, GO, MBIA (A)
      3.670%, 12/05/07                                    2,400           2,400
   Northampton County, Industrial
      Development Authority, Moravian
      Academy Project, RB (A) (B)
      3.600%, 12/06/07                                    1,450           1,450
   Pennsylvania State, Economic
      Development Financing Authority,
      Mercy Health Systems Project,
      Ser E-1, RB (A) (B)
      3.600%, 12/06/07                                    1,300           1,300
   Pennsylvania State, Public School
      Building Authority, Parkland
      School District Project, Ser D, RB,
      FGIC (A)
      3.700%, 12/06/07                                    1,065           1,065
   Philadelphia, Industrial
      Development Authority, School for
      the Deaf Project, RB (A) (B)
      3.630%, 12/06/07                                      400             400
                                                                  --------------
                                                                         28,315
                                                                  --------------
SOUTH CAROLINA -- 2.7%
   Scago, Educational Facilities
      Corporation, Ser 1907, RB (A)
      3.660%, 12/06/07                                   10,405          10,405
   South Carolina State, Economic
      Jobs Development Authority, St.
      Joseph's High School Project,
      RB (A)
      3.780%, 12/06/07                                    4,360           4,360
   South Carolina State, Macon Trust,
      Variable Certificates, Bank of
      America Project, Ser 2007-303,
      RB (A) (B)
      3.670%, 12/06/07                                    2,200           2,200
   South Carolina State, Ser C05,
      GO (A) (B)
      3.670%, 12/05/07                                    3,000           3,000
                                                                  --------------
                                                                         19,965
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount         Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
SOUTH DAKOTA -- 0.7%
   South Dakota State, Conservancy
      District Authority, RB (A)
      3.860%, 12/06/07                            $       4,975   $       4,975
                                                                  --------------
TENNESSEE -- 1.1%
   Franklin County, Health & Education
      Facilities, University of the South
      Sewanee Project, RB (A)
      3.350%, 12/01/07                                      900             900
   Knox County, Industrial
      Development Board, Professional
      Plaza Project, RB, FGIC (A) (B)
      3.900%, 12/15/07                                    1,400           1,400
   Sevier County, Public Building
      Authority, Public Projects
      Construction Notes, Ser A-3,
      RB (A)
      3.700%, 04/01/08                                    3,000           3,000
   Sevier County, Public Building
      Authority, Public Projects
      Construction Notes, Ser A-5,
      RB (A)
      3.650%, 04/01/08                                    3,000           3,000
                                                                  --------------
                                                                          8,300
                                                                  --------------
TEXAS -- 11.3%
   Austin Certificates Trust,
      Ser 2007-313, RB (A)
      3.670%, 12/02/07                                    5,805           5,805
   Deutsche Bank Spears/Lifers Trust,
      Ser 411, GO, FGIC (A)
      3.670%, 02/15/08                                   20,000          20,000
   Frenship, Independent School
      District, GO (A)
      3.860%, 12/06/07                                    1,595           1,595
   Gulf Coast, Industrial Development
      Authority, Petrounited Project,
      RB (A) (B)
      3.630%, 12/06/07                                    1,500           1,500
   Gulf Coast, Waste Disposal
      Authority, Amoco Oil Project,
      RB (A)
      3.650%, 12/01/07                                    2,000           2,000
   Gulf Coast, Waste Disposal
      Authority, Armco Project, RB (A)
      3.600%, 12/06/07                                    1,500           1,500
   Harris County, Health Facilities
      Development Authority, Ser 1018,
      RB (A)
      3.700%, 12/06/07                                    1,600           1,600
   Houston, Utilities Systems Revenue
      Authority, Ser B17, RB, MBIA (A)
      3.670%, 12/05/07                                      450             450
   Katy, Independent School
      District,Variable Certificates,
      Ser D, GO (A)
      3.670%, 12/07/07                                    9,780           9,780
   Texas State, ABN Amro Munitops
      Certificates Trust, Ser 2006-30,
      GO (A)
      3.650%, 12/06/07                                    5,000           5,000
   Texas State, Municipal Gas
      Acquisitions & Supply Floaters,
      Ser 2129, RB (A)
      3.780%, 12/15/07                                   17,000          17,000

--------------------------------------------------------------------------------
                                                   Face Amount         Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, Municipal Gas
      Acquisitions & Supply Floaters,
      Ser 2132, RB (A)
      3.780%, 12/15/07                            $      10,220   $      10,220
   Travis County, GO (A)
      3.860%, 12/06/07                                    7,910           7,910
                                                                  --------------
                                                                         84,360
                                                                  --------------
VERMONT -- 2.1%
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Capital Asset Financing
      Project, Ser 1, RB (A) (B)
      3.620%, 12/06/07                                      320             320
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Northeastern Hospital
      Project, Ser A, RB (A) (B)
      3.600%, 12/01/07                                    3,075           3,075
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Porter Hospital Project,
      Cl A, RB (A) (B)
      3.640%, 12/06/07                                    6,330           6,330
   Vermont State, Municipal Board
      Bank, RB, MBIA (A)
      3.660%, 12/06/07                                    6,275           6,275
                                                                  --------------
                                                                         16,000
                                                                  --------------
VIRGINIA -- 2.2%
   Virginia Commonwealth University,
      Ser B, RB, AMBAC (A)
      3.630%, 12/01/07                                   16,300          16,300
   Virginia State, Public Building
      Authority, Ser 131, RB, MBIA (A)
      3.680%, 12/06/07                                      500             500
                                                                  --------------
                                                                         16,800
                                                                  --------------
WASHINGTON -- 2.4%
   Everett, Public Facilities District
      Authority, RB (A)
      3.670%, 12/01/07                                    1,600           1,600
   Washington State, ABN Amro
      Munitops Certificate Trust,
      Ser 2005-28, RB, MBIA (A)
      3.650%, 12/06/07                                    2,995           2,995
   Washington State, Eclipse Funding
      Trust, Solar Eclipse Project, RB,
      MBIA (A)
      3.640%, 12/06/07                                   10,940          10,940
   Washington State, Economic
      Development Finance Authority,
      Pioneer Human Services Project,
      Ser H, RB (A) (B)
      3.540%, 12/01/07                                      115             115
   Washington State, Housing Finance
      Commission, Panorama City
      Project, RB (A)
      3.680%, 12/01/07                                    2,005           2,005
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Program, Ser A,
      RB (A) (B)
      3.510%, 12/01/07                                      200             200
                                                                  --------------
                                                                         17,855
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount         Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
WISCONSIN -- 2.9%
   Antigo, Unified School District, TAN
      3.600%, 10/30/08                            $       2,000   $       2,001
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB (A) (B)
      3.700%, 12/06/07                                    1,900           1,900
   Milwaukee, Redevelopment
      Authority, Montessori Society
      School Project, RB (A) (B)
      3.720%, 12/01/07                                       85              85
   Wisconsin State, Eclipse Funding
      Trust, Solar Eclipse Project, GO,
      FSA (A)
      3.640%, 12/06/07                                    1,000           1,000
   Wisconsin State, Health &
      Educational Facilities Authority,
      Blood Center Project, Ser A,
      RB (A) (B)
      3.610%, 12/05/07                                    2,665           2,665
   Wisconsin State, Health &
      Educational Facilities Authority,
      Concordia University Project,
      RB (A)
      3.690%, 12/06/07                                    3,145           3,145
   Wisconsin State, Health &
      Educational Facilities Authority,
      Edgewood College Project,
      RB (A) (B)
      3.670%, 12/01/07                                    4,800           4,800
   Wisconsin State, Health &
      Educational Facilities Authority,
      Mercy Health Systems Project,
      Ser C, RB (A) (B)
      3.620%, 12/06/07                                    4,030           4,030
   Wisconsin State, Health &
      Educational Facilities Authority,
      Oakwood Project, Ser B,
      RB (A) (B)
      3.620%, 12/06/07                                    2,140           2,140
                                                                  --------------
                                                                         21,766
                                                                  --------------
UTAH -- 4.3%
   Municipal Security Trust
      Certificates, Ser 2007-329, Cl A,
      RB, MBIA (A) (E)
      3.680%, 12/03/07                                   15,055          15,055
   Utah State, Puttable Floating
      Options Tax Exempt Trust,
      Ser PZ-261, RB, MBIA (A)
      3.760%, 12/15/07                                   15,225          15,225
   West Valley, Industrial Development
      Authority, Johnson Matthey
      Project, RB (A) (B)
      3.620%, 12/01/07                                    1,600           1,600
                                                                  --------------
                                                                         31,880
                                                                  --------------
MULTI-STATE -- 3.0%
   BB&T Municipal Trust, Ser 1002,
      RB (A)
      3.760%, 12/06/07                                    4,480           4,480
   BB&T Municipal Trust, Ser 1003,
      RB (A)
      3.670%, 12/07/07                                    9,900           9,900

--------------------------------------------------------------------------------
                                                   Face Amount         Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   BB&T Municipal Trust, Ser 2056,
      RB, AMBAC (A)
      3.660%, 03/01/08                            $       5,865   $       5,865
   Multi-State, ABN Amro Munitops
      Certificates Trust, Ser 2004-43,
      GO, FGIC (A)
      3.650%, 12/06/07                                    2,500           2,500
                                                                  --------------
                                                                         22,745
                                                                  --------------
Total Municipal Bonds
   (Cost $769,927) ($ Thousands)                                        769,927
                                                                  --------------
Total Investments -- 102.8%
   (Cost $769,927) ($ Thousands)+                                 $     769,927
                                                                  ==============

        Percentages are based on Net Assets of $749,248 ($ Thousands).

+ For Federal Tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Security. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C)     Securities are collateralized under an agreement from FHLMC and FNMA.

(D) Pre-Refunded Securities - the maturity date shown is the pre-refunded date.

(E) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2007, the value of the security amounted to $15,055 ($ Thousands), representing 2.01% of the net assets of the Fund.

AMBAC -- American Municipal Bond Assurance Company

BAN -- Bond Anticipation Note

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

Radian -- Radian Asset Assurance, Inc.

RAN -- Revenue Anticipation Note

RB -- Revenue Bond

ROC -- Renewable Obligation Certificate

Ser -- Series

TAN -- Tax Anticipation Note

TAW -- Tax Anticipation Warrant

XLCA -- XL Capital Assurance

        For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.0%

ALABAMA -- 1.3%
   Hoover, Board of Education,
      GO, FSA (A)
      3.860%, 12/06/07                            $       5,810   $       5,810
   Indian Springs Village, Educational
      Building Authority, Indian Springs
      School Project, RB (A) (B)
      3.730%, 12/06/07                                    5,000           5,000
   Jefferson County, Public Park &
      Recreation Authority, YMCA
      Project, RB, FSA (A) (B)
      3.620%, 12/06/07                                    4,670           4,670
   Lee County, Industrial Development
      Authority, Lifesouth Community
      Blood Center Project, RB (A) (B)
      3.650%, 12/05/07                                      410             410
   Parrish, Industrial Development
      Authority, Alabama Power
      Company Project, RB (A)
      3.600%, 12/01/07                                      600             600
   Russellville, Industrial Development
      Authority, Clark Pulley Industries
      Project, RB (A) (B)
      3.700%, 12/06/07                                      670             670
                                                                  --------------
                                                                         17,160
                                                                  --------------
ARIZONA -- 0.5%
   Arizona State, ABN Amro Munitops
      Non-Amortized Trust Certificates,
      Ser 2005-49, RB, MBIA (A)
      3.650%, 12/06/07                                    6,285           6,285
                                                                  --------------
ARKANSAS -- 0.7%
  Arkansas State, ABN Amro
      Munitops Non-Amortized Trust
      Certificates, Ser 2006-12,
      RB, FGIC (A)
      3.650%, 12/06/07                                    9,685           9,685
                                                                  --------------
CALIFORNIA -- 1.5%
   Deutsche Bank Spears/Lifers Trust,
      Ser 422, GO, MBIA (A)
      3.780%, 02/01/08                                   19,825          19,825
                                                                  --------------
COLORADO -- 3.1%
   Adams County, Multi-Family
      Housing Authority, Hunters Cove
      Project, Ser A, RB (A) (C)
      3.620%, 12/04/07                                      400             400
   Arvada, Water Authority, RB,
      FSA (A)
      3.650%, 12/01/07                                    1,980           1,980
   Broomfield, COP, AMBAC (A)
      3.699%, 12/06/07                                    4,700           4,700
   Central Platte Valley, Metropolitan
      District Authority, GO (A) (B)
      3.700%, 12/01/07                                    1,650           1,650
   Colorado State, Educational &
      Cultural Facilities Authority,
      Fountain Valley School Project,
      RB (A) (B)
      3.630%, 12/06/07                                      900             900

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Colorado State, Health Facilities
      Authority, The Visiting Nurse
      Project, RB (A) (B)
      3.590%, 12/01/07                            $         100   $         100
   Colorado State, Regional
      Transportation Authority, RB,
      AMBAC (A)
      3.750%, 12/06/07                                    2,295           2,295
   Denver, City & County Airport
      Authority, Sub Ser G-1, RB (A)
      3.620%, 12/05/07                                   15,000          15,000
   Denver, City and County Airport
      Authority, Ser 63TP, RB, FGIC (A)
      3.640%, 12/06/07                                    8,500           8,500
   Erie, COP (A) (B)
      3.650%, 12/05/07                                    4,290           4,290
   NBC, Metropolitan District Authority,
      GO (A) (B)
      3.630%, 12/06/07                                    1,580           1,580
                                                                  --------------
                                                                         41,395
                                                                  --------------
DISTRICT OF COLUMBIA -- 0.4%
   District of Columbia, Laboratory
      School Project, RB (A) (B)
      3.700%, 12/06/07                                    1,370           1,370
   District of Columbia, Water & Sewer
      Authority, RB, FSA (A)
      3.640%, 12/06/07                                    3,450           3,450
                                                                  --------------
                                                                          4,820
                                                                  --------------
FLORIDA -- 4.5%
   Broward County, School Board
      Certificates, COP, FSA (A)
      3.640%, 01/01/08                                    6,215           6,215
   Florida State, Multi-Family Housing
      Authority, Country Club Project,
      Ser PP, RB (A) (C)
      3.600%, 12/06/07                                   16,500          16,500
   Florida State, Multi-Family Housing
      Authority, River Oaks Apartments
      Project, RB (A) (C)
      3.620%, 12/05/07                                    1,350           1,350
   Jacksonville, Electric Authority,
      Electric Systems Project, Ser B,
      RB (A)
      3.600%, 12/01/07                                    8,500           8,500
   Jacksonville, Health Facilities
      Authority, Charity Obstetrician
      Group Project, Ser C, RB,
      MBIA (A)
      3.600%, 12/01/07                                      700             700
   Municipal Securities Trust
      Certificates, Ser 2006-285, Cl A,
      RB, AMBAC (A)
      3.700%, 12/07/07                                   10,150          10,150
   Sarasota County, Continuing Living
      Retirement Authority, Glenridge
      Palmer Project, RB (A) (B)
      3.620%, 12/01/07                                    8,500           8,500
   South Broward Hospital District,
      Ser 337, RB, MBIA (A)
      3.700%, 12/06/07                                    7,115           7,115
   Sunshine State, Governmental
      Financing Authority, RB,
      AMBAC (A)
      3.660%, 12/01/07                                      100             100


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Volusia County, Industrial
      Development Authority, APCO
      Project, Ser A, RB (A) (B)
      3.700%, 12/05/07                            $         920   $         920
                                                                  --------------
                                                                         60,050
                                                                  --------------
GEORGIA -- 1.5%
   Clayton County, Multi-Family
      Housing Authority, Rivers Edge
      Development Project, RB (A) (C)
      3.610%, 12/06/07                                    1,000           1,000
   Fulton County, Multi-Family Housing
      Authority, Hampton Hills
      Apartments Project, RB (A) (C)
      3.630%, 12/06/07                                    5,300           5,300
   Marietta, Multi-Family Housing
      Authority, Franklin Walk
      Apartments Project, RB (A) (C)
      3.610%, 12/06/07                                    4,415           4,415
   Roswell, Multi-Family Housing
      Authority, Belcourt Project, Ser A,
      RB (A) (B)
      3.750%, 12/05/07                                    9,000           9,000
                                                                  --------------
                                                                         19,715
                                                                  --------------
IDAHO -- 0.7%
   Ammon, Urban Renewal Agency,
      Tax Increment Project, Ser A,
      TA (A) (B)
      3.780%, 12/06/07                                    1,605           1,605
   Idaho State, Healthcare Facilities
      Authority, St. Lukes Medical
      Center Project, RB, FSA (A)
      3.630%, 12/01/07                                    8,000           8,000
                                                                  --------------
                                                                          9,605
                                                                  --------------
ILLINOIS -- 7.6%
   Belleville, Industrial Development
      Authority, Wetterau Project,
      RB (A) (B)
      3.600%, 12/06/07                                    1,250           1,250
   Chicago, Municipal Securities Trust
      Certificates, Ser 7016, Cl A, RB,
      FGIC (A)
      3.730%, 12/06/07                                    4,750           4,750
   Deutsche Bank Spears/Lifers Trust,
      Ser 300, RB, MBIA (A)
      3.660%, 12/15/07                                    4,315           4,315
   Deutsche Bank Spears/Lifers Trust,
      Ser 309, GO, FSA (A)
      3.660%, 12/06/07                                   10,000          10,000
   Deutsche Bank Spears/Lifers Trust,
      Ser 320, RB, MBIA (A)
      3.650%, 12/06/07                                    4,800           4,800
   Deutsche Bank Spears/Lifers Trust,
      Ser 433, RB, MBIA (A)
      3.660%, 12/15/07                                   10,330          10,330
   Du Page County, Community Unit
      School District, GO, FSA (A)
      3.660%, 12/06/07                                    5,160           5,160
   Illinois State, Development
      Financing Authority, American
      Academy Project, RB (A) (B)
      3.700%, 12/06/07                                    1,500           1,500

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Development
      Financing Authority, Chicago
      Academy/Science Project,
      RB (A) (B)
      3.660%, 12/05/07                            $         285   $         285
   Illinois State, Economic
      Development Financing Authority,
      Clearbrook Project, RB (A) (B)
      3.850%, 12/06/07                                    2,600           2,600
   Illinois State, Health Facilities
      Authority, Glenkirk Project,
      RB (A) (B)
      3.650%, 12/06/07                                      790             790
   Illinois State, Health Facilities
      Authority, Memorial Health
      Systems Project, RB (A) (B)
      3.670%, 12/01/07                                    1,000           1,000
   Illinois State, International Port
      District Revenue, RB (A) (B)
      3.640%, 12/07/07                                    4,000           4,000
   Illinois State, Municipal Securities
      Trust Certificates, Ser 9010, Cl A,
      RB, FSA (A)
      3.680%, 12/06/07                                    8,000           8,000
   Illinois State, Municipal Securities
      Trust Receipts, GO (A)
      3.630%, 12/01/07                                      675             675
   Illinois State, Puttable Floating
      Option Tax Exempt Receipt,
      Ser 4236, GO, FSA (A)
      3.750%, 12/03/07                                   26,410          26,410
   Illinois State, Ser 783, GO, FSA (A)
      3.660%, 12/02/07                                    6,900           6,900
   Lake County, Community
      Consolidated School District No.
      73, Ser 329, GO, FGIC (A)
      3.680%, 12/06/07                                    5,785           5,785
   Oakbrook Terrace, Industrial
      Development Authority, Oakbrook
      Terrace Atrium Project, RB (A) (B)
      3.500%, 12/01/07                                    2,000           2,000
   Rockford, Wesley Willows
      Obligation, RB (A) (B)
      3.630%, 12/01/07                                      100             100
                                                                  --------------
                                                                        100,650
                                                                  --------------
INDIANA -- 7.1%
   Bartholomew County, Consolidated
      School District, TAW
      4.000%, 12/31/07                                    8,125           8,127
   Carmel Clay, Schools, TAW
      3.900%, 12/28/07                                    5,000           5,000
   Concord, Community School
      District, TAW
      3.850%, 12/31/07                                    3,500           3,500
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser A, RB (A) (B)
      3.610%, 12/06/07                                    4,090           4,090
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser B, RB (A) (B)
      3.690%, 12/06/07                                      975             975
   Duneland School Corporation, TAW
      4.000%, 12/31/07                                    5,441           5,442


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   East Porter County, School Building
      Authority, Spears Project,
      Ser DB-145, RB, MBIA (A)
      3.720%, 12/06/07                            $       3,515   $       3,515
   Elkhart County, Industrial
      Development Authority, Hubbard
      Hill Estates Project, RB (A) (B)
      3.620%, 12/07/07                                    2,335           2,335
   Franklin, Community Multi-School
      District, Ser 2007-110, RB,
      FGIC (A)
      3.640%, 01/15/08                                    5,300           5,300
   Hamilton County, Public Building
      Authority, Ser B, BAN
      3.900%, 04/01/08                                    4,600           4,600
   Hamilton, Southeastern Schools,
      Temporary Loan Warrants
      3.800%, 12/31/07                                    3,300           3,300
   Indiana State, ABN Amro Munitops
      Non-Amortized Trust Certificates,
      RB, AMBAC (A)
      3.650%, 12/06/07                                    5,000           5,000
   Indiana State, Bond Bank,
      Advanced Funding Program,
      Ser A, RB (B)
      4.250%, 01/31/08                                    2,500           2,503
   Indiana State, Development Finance
      Authority, Cathedral High School
      Project, RB (A) (B)
      3.670%, 12/01/07                                    1,590           1,590
   Indiana State, Eclipse Funding
      Trust, IPS Multi-School Building
      Project, RB, MBIA (A)
      3.640%, 12/06/07                                    1,550           1,550
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Floyd Memorial Hospital & Health
      Project, RB (A)
      3.670%, 12/01/07                                      400             400
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Howard Regional Health Systems
      Project, Ser B, RB (A) (B)
      3.670%, 12/01/07                                    8,500           8,500
   Indiana State, Health Facilities
      Financing Authority, Capital
      Access Pool Program, RB (A) (B)
      3.600%, 12/05/07                                      200             200
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser A, RB (A) (B)
      3.670%, 12/01/07                                    6,245           6,245
   Indiana State, Health Facilities
      Financing Authority, Margaret
      Mary Community Hospital Project,
      Ser A, RB (A) (B)
      3.670%, 12/01/07                                    3,310           3,310
   Indiana State, Health Facilities
      Financing Authority, Mary
      Sherman Hospital Project,
      RB (A) (B)
      3.640%, 12/06/07                                    3,155           3,155

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Transportation
      Finance Authority, Highway
      Restoration Project, RB Partially
      Pre-Refunded @ 100 (A) (D)
      3.630%, 12/01/07                            $       1,400   $       1,400
   Indiana State, Transportation
      Finance Authority, Ser B-21, RB,
      FGIC (A)
      3.670%, 12/05/07                                    1,975           1,975
   Indianapolis, Industrial Development
      Authority, Joint & Clutch Service
      Project, RB (A) (B)
      3.600%, 12/06/07                                    1,000           1,000
   North Adams, Community Schools,
      TAW
      3.750%, 12/28/07                                    4,500           4,500
   South Bend, Economic
      Development Authority, Stanley
      Clark School Project, RB (A) (B)
      3.620%, 12/07/07                                    1,000           1,000
   Zionsville, Community Schools
      Building Authority, Ser 938, RB,
      FSA (A)
      3.670%, 12/06/07                                    5,465           5,465
                                                                  --------------
                                                                         93,977
                                                                  --------------
IOWA -- 1.6%
   Cerro Gordo County, Private
      Schools Facilities, Newman
      Catholic Schools Systems Project,
      RB (A) (B)
      3.720%, 12/01/07                                    5,750           5,750
   Davenport, Community School
      District, GO, TAW
      4.250%, 06/30/08                                    5,000           5,012
   Iowa State, Healthcare Facilities
      Authority, Care Initiatives Project,
      RB (A) (B)
      3.670%, 12/01/07                                    2,130           2,130
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, Des Moines Project,
      RB (A) (B)
      3.670%, 12/01/07                                    3,115           3,115
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, Morningside College
      Project, RB (A) (B)
      3.670%, 12/01/07                                    2,245           2,245
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, St. Ambrose Project,
      RB (A)
      3.620%, 12/01/07                                      500             500
   Iowa State, Higher Education Loan
      Authority, Private College
      Facilities, Wartburg Project,
      RB (A) (B)
      3.670%, 12/01/07                                    2,635           2,635
                                                                  --------------
                                                                         21,387
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
KANSAS -- 3.3%
   Junction City, Temporary Notes,
      Ser C, GO
      5.000%, 06/01/08                            $       4,000   $       4,019
   Kansas State, Development
      Finance Authority, Multi-Family
      Housing, Woodridge Project,
      RB (A) (C)
      3.600%, 12/06/07                                    3,700           3,700
   Leavenworth County, GO, FGIC (A)
      3.860%, 12/06/07                                    7,070           7,070
   Merriam, Multi-Family Housing
      Authority, Pinegate Apartments
      Project, RB (A) (B)
      3.680%, 12/06/07                                    6,440           6,440
   Mission, Multi-Family Housing
      Revenue Authority, Silverwood
      Apartment Project, RB (A) (C)
      3.580%, 12/15/07                                   10,000          10,000
   Wyandotte County, Municipal
      Temporary Notes, Ser V, GO
      3.550%, 11/01/08                                   13,000          13,000
                                                                  --------------
                                                                         44,229
                                                                  --------------
KENTUCKY -- 0.6%
   Berea, Educational Facilities
      Authority, Berea College, Ser A,
      RB (A)
      3.650%, 12/01/07                                    1,300           1,300
   Jefferson County, Retirement Home
      Facilities Authority, Nazareth
      Library Project, RB (A) (B)
      3.620%, 12/07/07                                      920             920
   Kentucky State, Area Development
      Districts Financing Trust,
      Calloway County Fire No. 6
      Project, Ser A, RB (A) (B)
      3.660%, 12/06/07                                      385             385
   Kentucky State, Area Development
      Districts Financing Trust, Garrison
      Volunteer Fire Project, Ser A,
      RB (A) (B)
      3.660%, 12/06/07                                      100             100
   Lexington, Government Industrial
      Building Authority, American
      Horse Shows Association Project,
      RB (A) (B)
      3.660%, 12/06/07                                    1,605           1,605
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project,
      RB (A) (B)
      3.750%, 04/01/08                                    3,380           3,380
                                                                  --------------
                                                                          7,690
                                                                  --------------
LOUISIANA -- 1.5%
   Louisiana State, Public Facilities
      Authority, St. Martins Episcopal
      School Project, RB (A) (B)
      3.700%, 12/06/07                                    1,660           1,660
   Louisiana State, Ser E07,
      GO, FGIC (A)
      3.800%, 04/01/08                                   13,170          13,170

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   St. Tammany Parish, Development
      District, Main Street Holdings,
      Ser A, RB (A) (B)
      3.610%, 12/06/07                            $       5,400   $       5,400
                                                                  --------------
                                                                         20,230
                                                                  --------------
MAINE -- 0.1%
   Portland, Industrial Development
      Authority, W.W. Grainger Project,
      RB
      3.800%, 12/05/07                                    1,315           1,315
                                                                  --------------
MARYLAND -- 0.3%
   Frederick, GO (A) (B)
      3.670%, 12/06/07                                    1,800           1,800
   Maryland State, Health & Higher
      Educational Facilities, Bank of
      America Project, Ser 108,
      RB, MBIA (A)
      3.660%, 12/02/07                                    2,670           2,670
                                                                  --------------
                                                                          4,470
                                                                  --------------
MASSACHUSETTS -- 1.9%
   Lynn, BAN
      4.250%, 05/02/08                                    2,000           2,004
   Massachusetts State, Bay
      Transportation Authority,
      Ser 3526, RB (A)
      3.640%, 12/06/07                                    1,315           1,315
   Massachusetts State, Development
      Finance Agency, Assumption
      College Project, Ser A, RB (A) (B)
      3.620%, 12/05/07                                    8,855           8,855
   Massachusetts State, Development
      Finance Agency, Belmont Day
      School Project, RB (A) (B)
      3.620%, 12/06/07                                      600             600
   Massachusetts State, Development
      Finance Agency, Boston College
      High School Project, RB (A) (B)
      3.620%, 12/05/07                                      475             475
   Massachusetts State, Development
      Finance Agency, Meadowbrook
      School Issue Project, RB (A) (B)
      3.580%, 12/06/07                                      300             300
   Massachusetts State, Development
      Finance Agency, Ser 1336, RB,
      AMBAC (A)
      3.670%, 12/06/07                                      750             750
   Massachusetts State, Development
      Finance Agency, Ser 563,
      ROC (A)
      3.650%, 12/06/07                                    2,160           2,160
   Massachusetts State, Development
      Finance Agency, Walnut Hill
      School Project, RB (A) (B)
      3.620%, 12/05/07                                    2,500           2,500
   Worcester, Regional Transportation
      Authority, GO, RAN
      4.000%, 06/27/08                                    6,250           6,252
                                                                  --------------
                                                                         25,211
                                                                  --------------
MICHIGAN -- 3.5%
   Eastern Michigan, University
      Project, Ser A, RB, XLCA (A)
      3.650%, 12/01/07                                    5,000           5,000


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Eastern Michigan, University
      Revenue Authority, RB, FGIC (A)
      3.650%, 12/01/07                            $       2,300   $       2,300
   Farmington Hills, Botsford General
      Hospital Project, Ser B, RB,
      MBIA (A)
      3.670%, 12/01/07                                    1,550           1,550
   Lansing, Economic Development
      Authority, Atrium Office Partners
      Project, RB (A) (B)
      4.100%, 05/01/08                                    2,515           2,515
   Michigan State, ABN Amro
      Munitops non-amortized trust
      certificates, RB, MBIA (A)
      3.650%, 12/06/07                                   10,165          10,165
   Michigan State, Higher Educational
      Facilities Authority, Adrian College
      Project, RB (A) (B)
      3.620%, 12/06/07                                    4,125           4,125
   Michigan State, Job Development
      Authority, Kentwood Residence
      Project, RB (A) (B)
      3.660%, 12/01/07                                    3,000           3,000
   Michigan State, Strategic Fund,
      Hope Network Project, RB (A) (B)
      3.620%, 12/07/07                                    8,725           8,725
   Michigan State, Strategic Fund,
      Pilgrim Manor Project, RB (A) (B)
      3.700%, 12/06/07                                    2,900           2,900
   Michigan State, University Hospital
      Revenue Authority, Ser A, RB (A)
      3.650%, 12/01/07                                      400             400
   Northern Michigan, University
      Project, RB, AMBAC (A)
      3.650%, 12/01/07                                      800             800
   Northville Township, Economic
      Development Authority, Thrifty
      Northville Project, RB (A) (B)
      3.620%, 12/06/07                                    1,900           1,900
   Northwestern Mutual Life Insurance,
      RB (A) (B)
      7.750%, 12/15/07                                       37              37
   Oakland County, Economic
      Development Authority, Corners
      Shopping Center, RB (A) (B)
      4.040%, 02/01/08                                    2,510           2,510
                                                                  --------------
                                                                         45,927
                                                                  --------------
MINNESOTA -- 2.7%
   Arden Hills, Housing & Health
      Authority, Presbyterian Homes
      Project, Ser A, RB (A) (B)
      3.670%, 12/01/07                                    7,659           7,659
   Arden Hills, Housing & Health
      Authority, Presbyterian Homes
      Project, Ser B, RB (A) (B)
      3.670%, 12/01/07                                    2,272           2,272
   Bloomington, Commercial
      Development Authority, ATS II
      Project, RB (A) (B)
      3.700%, 12/06/07                                    1,550           1,550
   Brooklyn Center, Development
      Authority, Brookdale Office Park
      Partnership, RB (A) (B)
      3.580%, 12/06/07                                    2,140           2,140

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Brooklyn, Center Development
      Authority, Brookdale Office Park
      Project, RB (A) (B)
      3.670%, 12/01/07                            $       3,600   $       3,600
   Coon Rapids, Health Center
      Systems Project, RB (A) (B)
      3.550%, 12/05/07                                    1,455           1,455
   Duluth, Economic Development
      Authority, Miller-Dwan Medical
      Center Project, RB (A) (B)
      3.670%, 12/01/07                                    1,040           1,040
   Lauderdale, Children's Home
      Society Project, RB (A) (B)
      3.720%, 12/01/07                                      390             390
   Minneapolis, Minnehaha Academy
      Project, RB (A) (B)
      3.720%, 12/01/07                                    3,813           3,813
   Minneapolis, Revenue Authority,
      People Serving People Project,
      Ser A, RB (A) (B)
      3.670%, 12/01/07                                      100             100
   Puttable Floating Tax Exempt
      Receipts, Ser 263, GO (A)
      3.860%, 12/06/07                                    7,550           7,550
   Roseville, Healthcare Facilities
      Authority, Presbyterian Homes
      Project, RB (A) (B)
      3.670%, 12/01/07                                    1,685           1,685
   Roseville, Private School Facilities,
      Northwestern College Project,
      RB (A) (B)
      3.670%, 12/01/07                                    1,165           1,165
   St. Paul, Housing & Redevelopment
      Authority, Minnesota Public Radio
      Project, RB (A) (B)
      3.670%, 12/01/07                                      200             200
   Stillwater, Industrial Development
      Authority, Supervalu Incorporated
      Project, RB (A) (B)
      3.700%, 12/05/07                                      800             800
                                                                  --------------
                                                                         35,419
                                                                  --------------
MISSISSIPPI -- 0.5%
   Prentiss County, Industrial
      Development Authority, Eastern
      Heidelberg Project, Ser A,
      RB (A) (B)
      3.650%, 12/01/07                                    2,500           2,500
   University of Mississippi,
      Educational Building Authority,
      University Facilitiess Construction
      Project, Ser B-2, RB, FSA (A)
      3.620%, 12/06/07                                    4,075           4,075
                                                                  --------------
                                                                          6,575
                                                                  --------------
MISSOURI -- 2.6%
   Berkeley, Industrial Development
      Authority, Wetterau Project,
      RB (A) (B)
      3.600%, 12/06/07                                    3,900           3,900
   Chesterfield, Industrial Development
      Authority, Gateway Academy
      Project, RB (A) (B)
      3.670%, 12/01/07                                      300             300


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Clayton, Industrial Development
      Authority, Bailey Court Project,
      RB (A) (B)
      3.730%, 12/06/07                            $       3,500   $       3,500
   Kirkwood, Tax Increment Revenue
      Authority, Kirkwood Commons
      Project, RB (A) (B)
      3.670%, 12/01/07                                    1,190           1,190
   Missouri State, Development
      Finance Board Lease, Association
      Municipal Utilities Lease Project,
      RB (A) (B)
      3.620%, 12/01/07                                      280             280
   Missouri State, Health &
      Educational Facilities Authority,
      Bethesda Health Group Project,
      Ser A, RB (A) (B)
      3.620%, 12/01/07                                    5,040           5,040
   Missouri State, Health &
      Educational Facilities  Authority,
      Christian Brothers Project, Ser A,
      RB (A) (B)
      3.670%, 12/01/07                                      700             700
   Missouri State, Health &
      Educational Facilities Authority,
      De Smet Jesuit High School
      Project, RB (A) (B)
      3.670%, 12/01/07                                      200             200
   Missouri State, Health &
      Educational Facilities Authority,
      Drury University Project,
      RB (A) (B)
      3.670%, 12/01/07                                    3,000           3,000
   Missouri State, Health &
      Educational Facilities Authority,
      Kansas City Art Institute,
      RB (A) (B)
      3.670%, 12/01/07                                    4,200           4,200
   Missouri State, Health &
      Educational Facilities Authority,
      Rockhurst University Project,
      RB (A)
      3.620%, 12/01/07                                    1,600           1,600
   Missouri State, Health &
      Educational Facilities Authority,
      St. Joseph-St. Pius Project, Ser A,
      RB (A) (B)
      3.650%, 12/06/07                                    1,880           1,880
   Missouri State, Health &
      Educational Facilities Authority,
      St. Louis University Project, RB (A)
      3.650%, 12/01/07                                    1,285           1,285
   Missouri State, Health &
      Educational Facilities Authority,
      St. Louis University Project,
      Ser A, RB (A)
      3.650%, 12/01/07                                      970             970
   St. Charles County, Industrial
      Development Authority, Sun River
      Village Project, RB (A) (B)
      3.640%, 12/06/07                                    6,000           6,000

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   St. Louis, Industrial Development
      Authority, Schnuck Markets
      Kirkwood Project, RB (A) (B)
      3.590%, 12/06/07                            $         300   $         300
                                                                  --------------
                                                                         34,345
                                                                  --------------
MONTANA -- 1.3%
   Helena, Higher Education Authority,
      Carroll College Campus Housing
      Project, RB (A) (B)
      3.670%, 12/01/07                                    3,630           3,630
   Montana State, Board Investment
      Authority, Inter Capital Project, RB
      3.850%, 03/01/08                                   12,985          12,985
                                                                  --------------
                                                                         16,615
                                                                  --------------
NEBRASKA -- 0.8%
   Nebraska State, ABN Amro Munitop
      Non-Amortized Trust Certificates,
      RB, AMBAC (A)
      3.650%, 12/06/07                                   10,745          10,745
                                                                  --------------
NEW HAMPSHIRE -- 2.6%
   Cheshire County, TAN
      3.750%, 12/27/07                                    2,800           2,800
   Merrimack County, TAN
      4.250%, 12/28/07                                    4,000           4,001
      4.050%, 12/28/07                                    5,000           5,000
   New Hampshire State, Business
      Finance Authority, Student
      Conservation Association,
      RB (A) (B)
      3.620%, 12/06/07                                    2,600           2,600
   New Hampshire State, Business
      Finance Authority, The Taylor
      Home Project, Ser A, RB (A) (B)
      3.640%, 12/06/07                                    5,620           5,620
   New Hampshire State, Health &
      Educational Facilities Authority,
      Seacoast Hospice Project,
      RB (A) (B)
      3.670%, 12/06/07                                    4,200           4,200
   New Hampshire, Business Finance
      Authority, Taylor Home Project,
      Ser B, RB (A) (B)
      3.620%, 12/06/07                                    5,000           5,000
   Strafford County, TAN
      4.250%, 12/31/07                                    5,100           5,100
                                                                  --------------
                                                                         34,321
                                                                  --------------
NEW JERSEY -- 0.2%
   Little Egg Harbor, BAN
      3.750%, 04/04/08                                    2,153           2,153
   New Jersey State, Healthcare
      Facilities Authority, Ser 702,
      RB (A)
      3.660%, 12/06/07                                      300             300
   New Jersey State, Turnpike
      Authority, RB, MBIA (A) (E)
      3.620%, 01/01/08                                      395             395
                                                                  --------------
                                                                          2,848
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NEW MEXICO -- 2.7%
   Albuquerque, Metropolitan
      Redevelopment Authority,
      Springer Square Project,
      RB (A) (B)
      4.120%, 12/06/07                            $       3,000   $       3,000
   New Mexico State, ABN Amro
      Munitops, 2005-42 New Mexico
      Project, RB, AMBAC (A)
      3.650%, 12/06/07                                    7,495           7,495
   University of New Mexico, Systems
      Improvement Project, RB (A)
      3.640%, 12/05/07                                   25,905          25,905
                                                                  --------------
                                                                         36,400
                                                                  --------------
NEW YORK -- 1.0%
   Liberty, Industrial Development
      Authority, ROC (A)
      3.650%, 12/06/07                                   10,095          10,095
   New York State, Dormatory
      Authority, ROC (A)
      3.650%, 12/06/07                                    3,685           3,685
                                                                  --------------
                                                                         13,780
                                                                  --------------
NORTH CAROLINA -- 1.3%
   North Carolina State, Capital
      Facilities Financing Agency,
      Ser 1894, RB (A)
      3.680%, 12/06/07                                    4,300           4,300
   North Carolina State, Capital
      Facilities Financing Agency, The
      Mental Health Association Project,
      RB (A) (B)
      3.630%, 12/06/07                                    2,450           2,450
   North Carolina State, Capital
      Facilities Financing Agent, High
      Point University Project,
      RB (A) (B)
      3.630%, 12/06/07                                    2,250           2,250
   North Carolina State, Medical Care
      Commission, Lutheran Retirement
      Project, RB (A) (B)
      3.600%, 12/06/07                                    5,000           5,000
   North Carolina, Eclipse Funding
      Trust, Solar Eclipse Project, COP,
      AMBAC (A)
      3.640%, 12/06/07                                    3,190           3,190
                                                                  --------------
                                                                         17,190
                                                                  --------------
NORTH DAKOTA -- 0.3%
   North Dakota State, Rural Water
      Financing Authority, Public
      Construction Project, Ser A-2,
      RB (A)
      3.800%, 12/01/07                                    3,400           3,400
                                                                  --------------
OHIO -- 3.9%
   Greene County, Infrastructure
      Authority, BAN
      4.100%, 11/18/08                                    6,000           6,039
   Greene County, Ser D, BAN
      4.250%, 02/15/08                                    2,800           2,803

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hamilton County, Healthcare
      Authority, Sisters of Charity Senior
      Care Center Project, RB (A) (B)
      3.630%, 12/06/07                            $       3,675   $       3,675
   Indian Lake, Loc School District,
      School Construction Project, BAN
      4.530%, 12/13/07                                      875             875
   Lakewood, Hospital Authority,
      RB (A) (B)
      4.070%, 05/01/08                                    3,010           3,010
   Mason, Stormwater Improvement
      Project, BAN
      4.250%, 12/20/07                                    2,115           2,116
   Ohio State, Air Quality Development
      Authority, Pollution Control-First
      Energy Project, Ser A, RB (A) (B)
      3.640%, 12/05/07                                   12,000          12,000
   Ohio State, American Municipal
      Power Authority, BAN
      3.500%, 10/30/08                                    2,284           2,284
   Ohio State, American Municipal
      Power Authority, Bowling Green
      Project, BAN
      3.500%, 11/25/08                                    1,858           1,858
   Ohio State, American Municipal
      Power Authority, Hubbard Project,
      BAN
      3.700%, 09/25/08                                      708             708
   Ohio State, American Municipal
      Power Authority, Lodi Village
      Project, BAN
      3.750%, 03/13/08                                      750             750
   Perrysburg, BAN
      4.000%, 05/22/08                                    4,316           4,321
      4.000%, 11/06/08                                    2,753           2,764
   Stark County, Healthcare Facilities
      Authority, Canton Christian Home
      Project, RB (A) (B)
      4.000%, 03/01/08                                    1,915           1,915
      4.000%, 03/15/08                                    2,365           2,365
   Stark County, Sewer District,
      Ser 2007-2, BAN
      3.900%, 09/24/08                                    1,465           1,468
   University of Cincinnati, Ser C, BAN
      4.500%, 01/24/08                                    3,200           3,204
   University of Toledo, General
      Authority, RB, FGIC
      3.650%, 12/01/07                                      100             100
                                                                  --------------
                                                                         52,255
                                                                  --------------
OKLAHOMA -- 1.9%
   Oklahoma City, Ser 743, GO,
      MBIA (A)
      3.670%, 12/06/07                                    2,585           2,585
   Tulsa, Industrial Development
      Authority, Ser A, RB (A)
      3.450%, 05/15/08                                   22,000          22,000
                                                                  --------------
                                                                         24,585
                                                                  --------------
OREGON -- 2.1%
   Linn County, School District #9,
      Ser 1059, GO
      3.710%, 12/06/07                                    2,995           2,995


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Multnomah County, Higher
      Education Authority, Concordia
      University Portland Project,
      RB (A) (B)
      3.670%, 12/01/07                            $       4,875   $       4,875
   Oregon State, Health, Housing,
      Educational & Cultural  Authorities,
      Saint Vincent De Paul Project,
      Ser A, RB (A) (B)
      3.650%, 12/06/07                                    1,600           1,600
   Oregon State, Municipal Securities
      Trust, Cl A, GO, FSA (A) (F)
      3.700%, 12/06/07                                    8,060           8,060
   Oregon State, Veterans Welfare,
      Ser 88B, GO (A)
      3.600%, 12/01/07                                    7,000           7,000
   Portland, Economic Development
      Authority, Broadway Project,
      Ser A, RB, AMBAC (A)
      3.640%, 12/06/07                                    3,750           3,750
                                                                  --------------
                                                                         28,280
                                                                  --------------
PENNSYLVANIA -- 2.6%
   Allegheny County, Hospital
      Development Authority, Jefferson
      Regional Medical Center Project,
      RB (A) (B)
      3.700%, 04/01/08                                    1,315           1,315
   Allegheny County, Industrial
      Development Authority, Parkway
      Center Project, Ser A, RB (A) (B)
      3.640%, 12/06/07                                    1,220           1,220
   Allegheny County, Industrial
      Development Authority, Sacred
      Heart High School Project,
      RB (A) (B)
      3.620%, 12/06/07                                    1,200           1,200
   Dallastown, Area School District
      Authority, GO, FGIC (A)
      3.700%, 12/06/07                                      485             485
   Erie County, Hospital Development
      Authority, Convention Center
      Project, Ser 2996, RB, FGIC (A)
      3.820%, 12/06/07                                      485             485
   Erie County, Hospital Development
      Authority, Ser 820, RB, MBIA (A)
      3.680%, 12/06/07                                    2,560           2,560
   Lawrence County, Industrial
      Development Authority, Villa
      Maria Project, RB (A) (B)
      3.610%, 12/06/07                                    1,200           1,200
   Moon Township, Industrial
      Development Authority, Executive
      Office Association Project,
      RB (A) (B)
      3.600%, 12/06/07                                      500             500
   Moon Township, Industrial
      Development Authority, YMCA
      Greater Pittsburgh Project,
      RB (A) (B)
      3.600%, 12/06/07                                      500             500
   Mount Lebanon, School District,
      Ser B19, GO, MBIA (A)
      3.670%, 12/05/07                                    2,400           2,400

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Northampton County, Industrial
      Development Authority, Moravian
      Academy Project, RB (A) (B)
      3.600%, 12/06/07                            $         800   $         800
   Pennsylvania State, Higher
      Educational Facilities Authority,
      Association of Independent
      Colleges Project, Ser I5,
      RB (A) (B)
      3.620%, 12/06/07                                    4,000           4,000
   Pennsylvania State, Public School
      Building Authority, Ser D01, RB,
      FSA (A)
      3.670%, 12/05/07                                    8,405           8,405
   Pennsylvania State, Public School
      Building Authority, Parkland
      School District Project, Ser D,
      RB, FGIC (A)
      3.700%, 12/06/07                                    5,630           5,630
   Philadelphia, Hospital & Higher
      Education Facilities Authority,
      Philadelphia School Project,
      Ser A-3, RB (A) (B)
      3.660%, 12/06/07                                      995             995
   Philadelphia, Industrial
      Development Authority, School for
      the Deaf Project, RB (A) (B)
      3.630%, 12/06/07                                    1,000           1,000
   West Cornwall Township, Municipal
      Authority, Senior Living Facility -
      Lebanon Valley, RB (A) (B)
      3.620%, 12/06/07                                    2,175           2,175
                                                                  --------------
                                                                         34,870
                                                                  --------------
SOUTH CAROLINA -- 1.9%
   Greenville County, School District,
      Ser 982, RB
      Pre-Refunded @ 101 (A) (D)
      3.680%, 12/06/07                                      195             195
   South Carolina State, Housing
      Finance & Development Authority,
      Rental Housing-Oakfield Project,
      RB (A) (B)
      3.650%, 12/06/07                                    2,506           2,506
   South Carolina State, Macon Trust,
      Variable Certificates, Bank of
      America Project, Ser 2007-303,
      RB (A) (B)
      3.670%, 12/06/07                                    5,585           5,585
   South Carolina State, Municipal
      Securities Trust Certificates, Ser
      2006-293, Cl A-Scago,
      RB, FSA (A)
      3.680%, 12/06/07                                    7,250           7,250
   South Carolina State, Ser C05,
      GO (A)
      3.670%, 12/05/07                                    4,385           4,385
   South Carolina State, Western
      Carolina Regional Sewer
      Authority, RB, FSA (A)
      3.660%, 12/01/07                                    4,780           4,780
                                                                  --------------
                                                                         24,701
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
SOUTH DAKOTA -- 0.1%
   South Dakota State, Health &
      Educational Facilities Authority,
      Rapid City Regional Hospital
      Project, RB, MBIA (A)
      3.650%, 12/01/07                            $       1,600   $       1,600
                                                                  --------------
TENNESSEE -- 5.8%
   GAF, Tax Exempt Bond Grantor
      Trust, RB (A) (B)
      4.000%, 12/01/07                                    2,970           2,970
   Sevier County, Public Building
      Authority, Public Projects
      Construction Notes, Ser A-4,
      RB (A)
      3.700%, 04/01/08                                    9,000           9,000
   Shelby County, Health, Educational
      & Housing Facilities Authority, St.
      Peter Villa Project, RB (A) (B)
      3.680%, 12/06/07                                    2,330           2,330
   Tennessee State, Energy
      Acquisition, Ser 2020, RB (A)
      3.730%, 12/06/07                                   25,500          25,500
   Tennessee State, Energy
      Acquisition, Ser 598, RB (A)
      3.610%, 12/06/07                                   11,250          11,250
   Tennessee State, Municipal Energy
      Acquisition, Ser 1578, RB (A)
      3.680%, 12/06/07                                   25,950          25,950
                                                                  --------------
                                                                         77,000
                                                                  --------------
TEXAS -- 9.5%
   Allen, Independent School District,
      GO (A)
      3.860%, 12/06/07                                    5,840           5,840
   Austin, Bank of America
      Certificates, Ser 2007-2024, RB,
      AMBAC (A)
      3.660%, 02/01/08                                   12,390          12,390
   Barbers Hill, Independent School
      District, GO (A)
      3.860%, 12/06/07                                    6,780           6,780
   Brazos, Industrial Development
      Authority, BASF Corporation
      Project, RB (A)
      3.900%, 12/05/07                                    6,000           6,000
   Comal, Independent School District,
      GO (A)
      3.700%, 12/06/07                                    1,000           1,000
   Deutsche Bank Spears/Lifers Trust,
      Ser 276, RB (A)
      3.650%, 12/05/07                                    5,995           5,995
   El Paso, Water & Sewer Authority,
      RB, MBIA (A)
      3.660%, 12/06/07                                    6,125           6,125
   Harris County, Health Facilities
      Development Authority,
      Ser 1018, RB (A)
      3.700%, 12/06/07                                    4,410           4,410
   Houston, Utilities Systems Revenue
      Authority, Ser B17, RB, MBIA (A)
      3.670%, 12/05/07                                    4,850           4,850
   Tarrant County, Housing Finance
      Authority, Amherst Association
      Project, RB (A) (B)
      3.640%, 12/05/07                                    8,520           8,520

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, Eclipse Funding Trust,
      Solar Eclipse-El Paso Project,
      GO, MBIA (A)
      3.640%, 12/06/07                            $       3,965   $       3,965
   Texas State, Municipal Gas
      Acquisitions & Supply Floaters,
      Ser 2132, RB (A)
      3.780%, 12/15/07                                   40,000          40,000
   Texas State, Municipal Securites
      Trust Certificates, Ser 2007-305,
      Cl A, GO (A) (F)
      3.680%, 12/06/07                                    4,995           4,995
   Texas State, Municipal Securities
      Trust Certificates, Ser 2007-312,
      Cl A, GO (A) (F)
      3.680%, 12/06/07                                    8,000           8,000
   Texas State, University Systems
      Financing Revenue, RB, FSA (A)
      3.860%, 12/06/07                                    2,995           2,995
   University of Texas, Ser 1328,
      RB (A)
      3.660%, 12/06/07                                    3,990           3,990
                                                                  --------------
                                                                        125,855
                                                                  --------------
UTAH -- 0.8%
   Lehi, Electric Utilities Authority, RB,
      FSA (A)
      3.670%, 12/05/07                                    2,800           2,800
   Riverton, Hospital Authority,
      Ser 1762, RB (A)
      3.640%, 12/06/07                                    8,000           8,000
                                                                  --------------
                                                                         10,800
                                                                  --------------
VERMONT -- 1.5%
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Capital Asset Financing
      Project, Ser 1, RB (A) (B)
      3.620%, 12/06/07                                    2,555           2,555
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Copley Hospital Project,
      Ser A, RB (A) (B)
      3.620%, 12/06/07                                    3,960           3,960
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Porter Hospital Project,
      Cl A, RB (A) (B)
      3.640%, 12/06/07                                    4,915           4,915
   Vermont State, Educational &
      Health Buildings Financing
      Authority, Springfield Hospital
      Project, Ser A, RB (A) (B)
      3.640%, 12/06/07                                    7,975           7,975
                                                                  --------------
                                                                         19,405
                                                                  --------------
VIRGINIA -- 0.0%
   Virginia State, Public Building
      Authority, Ser 131, RB, MBIA (A)
      3.680%, 12/06/07                                      585             585
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
WASHINGTON -- 4.0%
   Clark County, Public Utility District,
      Municipal Securities Trust
      Receipts, Ser SGA 118, RB,
      FSA (A)
      3.630%, 12/01/07                            $       1,700   $       1,700
   Clark County, School District No.
      11, Ser C34, GO, FSA (A)
      3.670%, 12/05/07                                    5,105           5,105
   Douglas County, Public Utility
      Authority, Ser 3063, RB, FGIC (A)
      3.860%, 12/06/07                                    2,770           2,770
   Everett, Public Facilities District
      Authority, RB (A)
      3.670%, 12/01/07                                    3,125           3,125
   Northwest Washington, Electrical
      Revenue Authority, Ser 2186, RB,
      FSA (A)
      3.860%, 12/06/07                                    3,520           3,520
   Northwest Washington, Electrical
      Revenue Authority, Ser C, RB,
      FSA (A)
      3.670%, 12/06/07                                    5,148           5,148
   Washington State, ABN Amro
      Munitops Certificate Trust,
      Ser 2005-28, RB, MBIA (A)
      3.650%, 12/06/07                                    6,000           6,000
   Washington State, GO, FGIC (A)
      3.670%, 12/06/07                                    5,170           5,170
   Washington State, Housing Finance
      Commission, Annie Wright School
      Project, RB (A)
      3.550%, 12/01/07                                      300             300
   Washington State, Housing Finance
      Commission, Christa Project,
      Ser B, RB (A) (B)
      3.650%, 12/06/07                                    1,265           1,265
   Washington State, Housing Finance
      Commission, Eastside Catholic
      School, Ser A, RB (A) (B)
      3.620%, 12/06/07                                    4,000           4,000
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Program, RB (A) (B)
      3.590%, 12/06/07                                      255             255
   Washington State, Municipal
      Securities Trust Certificates,
      Ser 2001-149, Cl A, GO, FGIC (A)
      3.730%, 12/06/07                                   14,265          14,265
   Washington State, Seattle Municipal
      Light & Power Revenue Authority,
      RB, MBIA (A)
      3.630%, 12/01/07                                      200             200
   Washington State, Ser 1095, GO,
      AMBAC (A)
      3.680%, 12/06/07                                        1               1
                                                                  --------------
                                                                         52,824
                                                                  --------------
WEST VIRGINIA -- 1.3%
   Charleston, Building Commission
      Parking Facilities Authority,
      Charleston Town Center Parking
      Project, Ser A, RB (A) (B)
      3.700%, 12/06/07                                    8,700           8,700

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Parkersburg, Industrial
      Development Authority, B-H
      Associates Project, RB (B)
      3.980%, 12/06/07                            $       3,500   $       3,500
   Putnam County, Industrial
      Development Authority, FMC
      Project, RB (A) (B)
      3.600%, 12/01/07                                    5,300           5,300
                                                                  --------------
                                                                         17,500
                                                                  --------------
WISCONSIN -- 2.7%
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB (A) (B)
      3.700%, 12/06/07                                    3,000           3,000
   Milwaukee, Redevelopment
      Authority, Montessori Society
      School Project, RB (A) (B)
      3.720%, 12/01/07                                    1,365           1,365
   Waupaca, Narrower-Term
      Anticipation Notes
      3.750%, 04/01/08                                    1,000           1,000
   Wisconsin State, Health &
      Educational Facilities Authority,
      Alverno College Project,
      RB (A) (B)
      3.670%, 12/01/07                                    3,100           3,100
   Wisconsin State, Health &
      Educational Facilities Authority,
      Gundersen Lutheran Project,
      Ser A, RB (A)
      3.650%, 12/01/07                                    7,000           7,000
   Wisconsin State, Health &
      Educational Facilities Authority,
      Gundersen Lutheran Project,
      Ser B, RB, FSA (A)
      3.650%, 12/01/07                                    2,000           2,000
   Wisconsin State, Health &
      Educational Facilities Authority,
      Hospice Care Holdings Inc.
      Project, RB (A) (B)
      3.600%, 12/06/07                                    1,045           1,045
   Wisconsin State, Health &
      Educational Facilities Authority,
      Lutheran College Project,
      RB (A) (B)
      3.620%, 12/01/07                                      300             300
   Wisconsin State, Health &
      Educational Facilities Authority,
      Madison Family Medicine Project,
      RB (A) (B)
      3.850%, 12/06/07                                    4,460           4,460
   Wisconsin State, Health &
      Educational Facilities Authority,
      Mercy Health Systems Project,
      Ser C, RB (A) (B)
      3.620%, 12/06/07                                    2,095           2,095
   Wisconsin State, Health &
      Educational Facilities Authority,
      Meriter Hospital Project,
      RB (A) (B)
      3.670%, 12/01/07                                    3,050           3,050


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Institutional Tax Free Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health &
      Educational Facilities Authority,
      National Regency New Berlin
      Project, RB (A) (B)
      3.670%, 12/01/07                            $       4,700   $       4,700
   Wisconsin State, Health &
      Educational Facilities Authority,
      Oakwood Project, Ser B,
      RB (A) (B)
      3.620%, 12/06/07                                      765             765
   Wisconsin State, Health &
      Educational Facilities Authority,
      Prohealth Project, Ser B,
      RB, AMBAC (A)
      3.650%, 12/01/07                                      400             400
   Wisconsin State, Health &
      Educational Facilities Authority,
      Riverview Hospital Association
      Project, RB (A) (B)
      3.670%, 12/01/07                                    2,000           2,000
                                                                  --------------
                                                                         36,280
                                                                  --------------
MULTI-STATE -- 5.2%
   BB&T Municipal Trust, Ser 1002,
      RB (A) (B)
      3.760%, 12/06/07                                    8,220           8,220
   BB&T Municipal Trust, Ser 1004,
      RB (A) (B)
      3.760%, 12/06/07                                   16,500          16,500
   BB&T Municipal Trust, Ser 1005,
      RB (A) (B)
      3.670%, 12/06/07                                    9,600           9,600
   BB&T Municipal Trust, Ser 2031,
      RB, FSA (A)
      3.650%, 12/06/07                                    7,700           7,700
   BB&T Municipal Trust, Ser 2033,
      COP (A)
      3.680%, 12/06/07                                   10,445          10,445
   JP Morgan Chase, Ser 1941P,
      RB (A)
      3.740%, 12/06/07                                   10,110          10,110
   Puttable Floating Options Tax
      Exempt Receipts, Ser 4174,
      RB, AMBAC (A)
      3.670%, 12/06/07                                    6,000           6,000
                                                                  --------------
                                                                         68,575
                                                                  --------------
Total Municipal Bonds
   (Cost $1,340,379) ($ Thousands)                                    1,340,379
                                                                  --------------
Total Investments -- 101.0%
   (Cost $1,340,379) ($ Thousands)+                               $   1,340,379
                                                                  ==============

       Percentages are based on Net Assets of $1,326,476 ($ Thousands).

+ For Federal Tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C)    Securities are collateralized under an agreement from FHLMC and FNMA.

(D) Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(E)    Security is escrowed to maturity.

(F) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2007, the value of these securities amounted to $21,055 ($ Thousands), representing 1.59% of the net assets of the Fund.

AMBAC -- American Municipal Bond Assurance Company

BAN -- Bond Anticipation Note

COP -- Certificate of Participation

Cl -- Class

FGIC -- Financial Guaranty Insurance Company

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

FSA -- Financial Security Assistance

GAF -- General Access Facility

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

RAN -- Revenue Anticipation Note

RB -- Revenue Bond

ROC -- Renewable Obligation Certificate

Ser -- Series

TA -- Tax Allocation

TAN -- Tax Anticipation Note

TAW -- Tax Anticipation Warrant

XLCA -- XL Capital Assurance

       For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Massachusetts Tax Free Money Market Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 102.1%

MASSACHUSETTS -- 98.8%
   Cape Cod, Regional Transportation
      Authority, RAN
      4.000%, 07/31/08                            $       3,000   $       3,001
   Clinton, BAN
      3.900%, 06/13/08                                      922             922
   Greater Attleboro, RAN
      4.000%, 08/22/08                                    2,300           2,302
   Haverhill, BAN
      3.750%, 11/07/08                                    3,092           3,102
   Lynn, BAN
      4.250%, 05/02/08                                    3,000           3,006
   Massachusetts Bay, Transportation
      Authority, ROC (A)
      3.650%, 12/06/07                                    2,500           2,500
   Massachusetts Bay, Transportation
      Authority, Ser SGA 123,
      Special Assessment (A)
      3.670%, 12/05/07                                    1,000           1,000
   Massachusetts State, Bay
      Transportation Authority,
      Ser 3526, RB (A)
      3.640%, 12/06/07                                    3,000           3,000
   Massachusetts State, Berkshire
      Regional Transit Authority, RAN
      4.500%, 09/12/08                                    2,000           2,008
   Massachusetts State, Development
      Finance Agency, Assumption
      College Project, Ser A, RB (A) (B)
      3.620%, 12/05/07                                    5,490           5,490
   Massachusetts State, Development
      Finance Agency, Belmont Day
      School Project, RB (A) (B)
      3.620%, 12/06/07                                    6,220           6,220
   Massachusetts State, Development
      Finance Agency, Boston College
      High School Project, RB (A) (B)
      3.620%, 12/05/07                                    6,650           6,650
   Massachusetts State, Development
      Finance Agency, Briarwood
      Retirement Project, Ser A,
      RB (A) (B)
      3.580%, 12/06/07                                    2,900           2,900
   Massachusetts State, Development
      Finance Agency, Bridgewell
      Project, Ser A, RB (A) (B)
      3.600%, 12/06/07                                    3,000           3,000
   Massachusetts State, Development
      Finance Agency, Brooks School
      Issue, Ser A, RB, MBIA (A)
      3.620%, 12/06/07                                    2,295           2,295
   Massachusetts State, Development
      Finance Agency, Dana Hall
      School Project, RB (A) (B)
      3.600%, 12/06/07                                    2,940           2,940
   Massachusetts State, Development
      Finance Agency, Draper
      Laboratory Issue, RB, MBIA (A)
      3.570%, 12/05/07                                    5,000           5,000
   Massachusetts State, Development
      Finance Agency, Elderhostel Inc.
      Project, RB (A) (B)
      3.610%, 12/06/07                                    2,845           2,845

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
      Finance Agency, Exploration
      School, RB (A) (B)
      3.600%, 12/06/07                            $       2,750   $        2,750
   Massachusetts State, Development
      Finance Agency, ISO New
      England Project, RB (A) (B)
      3.600%, 12/06/07                                    2,900            2,900
   Massachusetts State, Development
      Finance Agency, Jewish Geriatric
      Services Project, RB (A) (B)
      3.570%, 12/05/07                                    3,200            3,200
   Massachusetts State, Development
      Finance Agency, Marine
      Biological Lab Project, RB (A) (B)
      3.620%, 12/06/07                                    3,500            3,500
   Massachusetts State, Development
      Finance Agency, Marino
      Foundation Project, RB (A) (B)
      3.590%, 12/06/07                                    1,700            1,700
   Massachusetts State, Development
      Finance Agency, Scandinavian
      Living Center Project, RB (A) (B)
      3.560%, 12/06/07                                    2,700            2,700
   Massachusetts State, Development
      Finance Agency, Ser 1336,
      RB, AMBAC (A)
      3.670%, 12/06/07                                    1,100            1,100
   Massachusetts State, Development
      Finance Agency, Ser 563,
      ROC (A)
      3.650%, 12/06/07                                    6,200            6,200
   Massachusetts State, Development
      Finance Agency, Walnut Hill
      School District, RB (A) (B)
      3.620%, 12/05/07                                    2,645            2,645
   Massachusetts State, Development
      Finance Agency, Walnut Hill
      School Project, RB (A)
      3.620%, 12/05/07                                    3,500            3,500
   Massachusetts State, Enhanced
      Return Puttable Floaters,
      Ser 1003, RB (A)
      3.730%, 12/06/07                                    2,300            2,300
   Massachusetts State, Health &
      Educational Authority, Children's
      Hospital Project, Ser L-2, RB,
      AMBAC (A)
      3.620%, 12/01/07                                      900              900
   Massachusetts State, Health &
      Educational Facilities Authority,
      CIL Realty Project, RB (A) (B)
      3.580%, 12/05/07                                    2,000            2,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Essex Museum Project, RB
      3.570%, 12/06/07                                    1,600            1,600
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assisted Living Project,
      Ser A, RB (A) (B)
      3.620%, 12/06/07                                    3,100            3,100
   Massachusetts State, Health &
      Educational Facilities Authority,
      Hillcrest Extended Care Project,
      Ser A, RB (A) (B)
      3.580%, 12/05/07                                    3,000            3,000


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Massachusetts Tax Free Money Market Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Systems
      Project, Ser D-6, RB (A)
      3.600%, 12/01/07                            $       3,000   $       3,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      RB (A)
      3.820%, 12/06/07                                    3,000           3,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Sherrill House Project, Ser A-1,
      RB (A) (B)
      3.580%, 12/06/07                                    3,200           3,200
   Massachusetts State, Housing
      Finance Agency, Ser 2004-1055,
      RB (A)
      3.670%, 12/06/07                                    1,795           1,795
   Massachusetts State, Housing
      Finance Agency, Ser F, RB, FSA
      3.570%, 12/05/07                                    5,000           5,000
   Massachusetts State, Industrial
      Finance Agency, Governor
      Dummer Academy Project,
      RB (A) (B)
      3.620%, 12/06/07                                      250             250
   Massachusetts State, Industrial
      Finance Agency, TNG Marina Bay
      LLC Project, RB
      Pre-Refunded @ 103 (C)
      7.500%, 12/01/07                                    3,000           3,090
   Massachusetts State, Puttable
      Floating Options Tax Exempt
      Receipts, Ser 4164, RB,
      AMBAC (A)
      3.700%, 12/06/07                                    5,200           5,200
   Massachusetts State, Ser 1290,
      GO, FSA (A)
      3.820%, 12/06/07                                    2,500           2,500
   Massachusetts State, Ser 449, GO,
      AMBAC (A)
      3.680%, 12/06/07                                    1,370           1,370
   Massachusetts State, Ser B30, GO,
      FSA (A)
      3.670%, 12/05/07                                    2,200           2,200
   Massachusetts State, Special
      Obligation ROC, Ser 10159,
      RB, FGIC (A)
      3.680%, 12/06/07                                    3,880           3,880
   Massachusetts State, Turnpike
      Authority, Ser 334, RB, MBIA (A)
      3.670%, 12/06/07                                    6,000           6,000
   Massachusetts State, Water
      Pollution Authority, Ser 867T,
      RB (A)
      3.640%, 12/06/07                                    1,590           1,590
   Nantucket, Regional Transportation
      Authority, RAN
      4.250%, 06/27/08                                    1,450           1,453
   University of Massachusetts,
      Building Authority, Ser 1, RB,
      AMBAC (A)
      3.590%, 12/05/07                                    1,650           1,650
                                                                  --------------
                                                                        146,454
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TEXAS -- 1.3%
   Austin, Certificates Trust, Ser 2007-
      156, RB, MBIA (A)
      3.600%, 12/06/07                            $       1,850   $       1,850
                                                                  --------------
MULTI-STATE -- 2.0%
   BB&T Municipal Trust, Ser 2031,
      RB, FSA (A)
      3.650%, 12/06/07                                    3,000           3,000
                                                                  --------------
Total Municipal Bonds
   (Cost $151,304) ($ Thousands)                                        151,304
                                                                  --------------
Total Investments -- 102.1%
   (Cost $151,304) ($ Thousands)+                                 $     151,304
                                                                  ==============

       Percentages are based on Net Assets of $148,182 ($ Thousands).

+ For Federal Tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Securities - the maturity date shown is the pre-refunded date.

AMBAC -- American Municipal Bond Assurance Company

BAN -- Bond Anticipation Note

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

RAN -- Revenue Anticipation Note

RB -- Revenue Bond

ROC -- Renewable Obligation Certificate

Ser -- Series

       For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.4%

ALABAMA -- 0.5%
   Jefferson County, Public Building
      Authority, RB, AMBAC
      5.000%, 04/01/14                            $       2,000   $       2,169
   Montgomery, BMC Special Care
      Facilities, Baptist Health Project,
      Ser A-2, RB, MBIA (D)
      5.000%, 11/15/13                                    3,000           3,234
                                                                  --------------
                                                                          5,403
                                                                  --------------
ALASKA -- 1.1%
   Alaska State, Energy & Power
      Authority, Bradley Lake Project,
      Ser 4, RB, FSA
      6.000%, 07/01/14                                    2,920           3,296
   Alaska State, Housing Finance
      Authority, Ser A-1, RB
      Callable 06/01/09 @ 100
      6.000%, 06/01/15                                    1,940           1,998
   Alaska State, Housing Finance
      Authority, Ser B, RB, MBIA
      Callable 06/01/15 @ 100
      5.000%, 12/01/20                                    5,000           5,288
   Alaska State, International Airports,
      Ser A, RB, MBIA
      5.000%, 10/01/12                                    2,000           2,107
                                                                  --------------
                                                                         12,689
                                                                  --------------
ARIZONA -- 2.9%
   Arizona State, Agricultural
      Improvement & Power Authority,
      Salt River Project, Ser B, RB
      Callable 01/01/13 @ 100
      5.000%, 01/01/25                                    4,000           4,152
   Arizona State, Health Facilities
      Authority, Banner Health Project,
      Ser A, RB
      Callable 01/01/17 @ 100
      5.000%, 01/01/18                                    4,500           4,734
   Arizona State, Transportation Board
      Excise Tax, Maricopa County,
      Regional Area Road Fund, RB
      5.000%, 07/01/16                                    1,525           1,680
   Arizona State, Transportation
      Board, Sub-Ser A, RB
      5.250%, 07/01/13                                    2,000           2,189
   Mesa, Utility Systems Authority,
      RB, FGIC
      6.500%, 07/01/11                                    3,865           4,274
   Mesa, Utility Systems Authority,
      RB, FGIC (D)
      7.125%, 07/01/11                                    7,000           7,910
   Phoenix, Civic Improvement
      Corporation, RB, MBIA
      Callable 07/01/17 @ 100
      5.000%, 07/01/20                                    2,000           2,154
   Pima County, Industrial
      Development Authority, Capital
      Appreciation, Ser B, RB
      Callable 03/01/14 @ 101 (E)
      4.550%, 09/01/25                                    1,560           1,589

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pima County, Unified School District
      No. 1, GO, FSA
      Callable 07/01/12 @ 100
      4.750%, 07/01/14                            $       3,000   $       3,151
   Pinal County, COP
      Callable 12/01/14 @ 100
      5.000%, 12/01/29                                    2,000           2,015
                                                                  --------------
                                                                         33,848
                                                                  --------------
ARKANSAS -- 0.6%
   Arkansas State, Development
      Finance Authority, Mortgage
      Backed Securities Program,
      Ser A, RB
      Callable 01/01/11 @ 100 (E)
      4.700%, 07/01/16                                      850             862
   Arkansas State, Development
      Finance Authority, Mortgage
      Backed Securities Program,
      Ser D, RB
      Callable 07/01/12 @ 100 (E)
      3.000%, 01/01/24                                      675             675
   Arkansas State, University of
      Central Arkansas, Auxiliary
      Project, Ser C, RB, AMBAC
      6.125%, 04/01/26                                    1,535           1,835
   Arkansas State, University of
      Central Arkansas, Student Fee
      Project, Ser B, RB, AMBAC
      6.125%, 04/01/26                                    1,535           1,835
   Arkansas State, University of
      Central Arkansas, Student
      Housing Project, Ser A,
      RB, AMBAC
      6.000%, 04/01/21                                    1,990           2,330
                                                                  --------------
                                                                          7,537
                                                                  --------------
CALIFORNIA -- 9.8%
   California State, Economic
      Recovery Authority, Ser A,
      GO, MBIA
      5.250%, 07/01/13                                    2,000           2,187
   California State, GO
      5.250%, 02/01/11                                    2,000           2,109
      5.000%, 02/01/12                                    6,000           6,345
      5.000%, 10/01/12                                    7,000           7,452
      5.000%, 08/01/14                                    1,525           1,640
      5.000%, 11/01/15                                    2,325           2,512
   California State, GO
      Callable 12/01/07 @ 101
      5.250%, 06/01/12                                      690             696
   California State, GO Partially
      Pre-Refunded @ 100 (C)
      6.250%, 04/01/08                                      480             484
   California State, GO, AMBAC
      5.000%, 02/01/14                                    1,000           1,085
   California State, Pollution Control
      Financing Authority, Pacific Gas
      Project, RB, FGIC
      Callable 06/01/17 @ 100
      4.750%, 12/01/23                                    4,000           3,982
   California State, Public Works
      Board, Community Colleges
      Project, Ser A, RB
      5.500%, 12/01/10                                    2,475           2,626


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   California State, Ser 1, GO
      5.000%, 09/01/15                            $       3,625   $       3,912
   California State, Various Purposes,
      GO
      5.000%, 06/01/13                                    2,000           2,138
      5.000%, 03/01/14                                    2,150           2,304
   California State, Water Department
      Authority, Central Valley Project,
      Ser Q, RB
      6.000%, 12/01/10                                    2,955           3,186
   California State, Water Department
      Authority, Central Valley Project,
      Ser Q, RB (D)
      6.000%, 12/01/10                                    2,195           2,368
   California Statewide, Communities
      Development Authority, Equity
      Residential Project, Ser C, RB (A)
      5.200%, 12/15/07                                    2,750           2,812
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser B,
      RB (A)
      3.900%, 08/01/31                                    2,450           2,447
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser E,
      RB (A)
      3.875%, 04/01/32                                    3,500           3,524
   California Statewide, Communities
      Development Authority, Pollution
      Control, Southern California
      Education Project, Ser A, RB,
      XLCA (A)
      4.100%, 04/01/28                                    1,890           1,926
   Golden State, Tobacco
      Securitization Project, Asset-
      Backed, Ser A-1, RB
      Callable 06/01/17 @ 100
      4.500%, 06/01/27                                   13,940          12,499
   Golden State, Tobacco
      Securitization Project, Asset-
      Backed, Ser A-2, RB
      Callable 06/01/22 @ 100 (F)
      1.852%, 06/01/37                                    2,250           1,419
   Golden State, Tobacco
      Securitization Project, Capital
      Appreciation Project, Ser A,
      RB, AMBAC
      Callable 06/01/18 @ 100 (F)
      1.718%, 06/01/23                                    3,500           3,058
   Golden State, Tobacco
      Securitization Project, Enhanced
      Project, RB, FGIC
      Pre-Refunded @ 100 (C)
      5.500%, 06/01/43                                    3,000           3,300
   Golden State, Tobacco
      Securitization Project, Enhanced
      Project, Ser A, RB
      Callable 06/01/10 @ 100
      5.000%, 06/01/20                                    1,000           1,021
   Golden State, Tobacco
      Securitization Project,
      Ser 2003-A-1, RB
      Pre-Refunded @ 100 (C)
      5.000%, 06/01/08                                      950             958

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Golden State, Tobacco
      Securitization, Ser 2003-A-1, RB
      Pre-Refunded @ 100 (C)
      6.750%, 06/01/13                            $       5,000   $       5,811
      6.625%, 06/01/13                                    7,000           8,091
   Golden State, Tobacco
      Securitization, Ser A-1, RB
      Callable 06/01/17 @ 100
      5.750%, 06/01/47                                    1,200           1,124
   Kings River, Conservation District,
      Peaking Project, COP
      5.000%, 05/01/12                                    2,300           2,394
   Lammersville, School District #2002,
      Mountain House Project,
      Special Tax Obligation
      Callable 09/01/16 @ 100
      5.125%, 09/01/35                                    1,000             907
   Long Beach, Unified School District,
      Ser D, GO, FSA
      Callable 08/01/10 @ 101
      5.000%, 08/01/31                                    2,250           2,313
   Los Angeles, Unified School District,
      Ser A-2, GO, FGIC
      Callable 07/01/17 @ 100
      4.250%, 01/01/28                                      645             612
   Northern California, Tobacco
      Securitization Authority, Asset-
      Backed, Ser A-1, RB,
      Callable 06/01/15 @ 100
      4.750%, 06/01/23                                      950             890
   Roseville Westpark Community
      Facilities District #1,
      Special Tax Obligation
      Callable 03/01/08 @ 103
      5.200%, 09/01/26                                    1,000             934
   San Diego County, Regional Airport
      Authority, RB, AMBAC
      5.000%, 07/01/11                                    2,135           2,233
   Southern California, Metropolitan
      Water District, Ser B, RB
      5.000%, 07/01/14                                    3,800           4,155
   Torrance, Redevelopment Agency,
      Senior Lien, Ser C, TA, MBIA
      5.000%, 09/01/08                                      425             431
   University of California, Ser A,
      RB, AMBAC
      5.000%, 05/15/13                                    5,500           5,968
                                                                  --------------
                                                                        113,853
                                                                  --------------
COLORADO -- 0.7%
   Colorado State, Department of
      Corrections, Penitentiary II
      Project, Ser B, COP, AMBAC
      5.000%, 03/01/15                                    2,500           2,725
   Colorado State, Housing Finance
      Authority, Single-Family Housing
      Project, Ser C-3, RB
      Callable 01/14/08 @ 105
      6.750%, 05/01/17                                       25              25
   Colorado State, Housing Finance
      Authority, Single-Family Housing
      Project, Sub-Ser C, RB
      Callable 08/01/11 @ 102
      4.875%, 08/01/13                                      240             243
   Colorado State, Regional Transition
      District Authority, Transit Vehicles
      Project, Ser A, COP, AMBAC


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Colorado State, Regional Transition
      District Authority, Transit Vehicles
      Project, Ser A, COP, AMBAC
      5.000%, 12/01/15                            $       5,000   $       5,475
                                                                  --------------
                                                                          8,468
                                                                  --------------
CONNECTICUT -- 0.1%
   Connecticut State, Special Tax
      Obligation, Ser B, RB
      6.125%, 09/01/12                                    1,100           1,194
                                                                  --------------
DISTRICT OF COLUMBIA -- 1.0%
   District of Columbia, Convention
      Center Project, Senior Lien,
      RB, AMBAC
      Pre-Refunded @ 101 (C)
      5.250%, 10/01/08                                    3,000           3,078
   District of Columbia, Metropolitan
      Washington Airport, Ser A,
      RB, MBIA
      5.000%, 10/01/12                                    2,645           2,787
   District of Columbia, Ser A-1,
      GO, MBIA
      6.500%, 06/01/09                                    1,085           1,136
   District of Columbia, Ser B,
      GO, MBIA
      6.000%, 06/01/11                                    4,420           4,796
                                                                  --------------
                                                                         11,797
                                                                  --------------
FLORIDA -- 6.9%
   Broward County, Airport System
      Authority, Ser L, RB, AMBAC
      Callable 10/01/14 @ 100
      5.000%, 10/01/16                                    3,500           3,742
   Broward County, School Board,
      Ser B, COP, FSA
      5.250%, 07/01/16                                    5,000           5,507
   East Homestead, Community
      Development District, Ser B, SA
      5.000%, 05/01/11                                    2,140           2,030
   Escambia County, Health Facilities
      Authority, Ascension Health Credit
      Project, Ser A, RB
      5.250%, 11/15/13                                    1,500           1,612
   Florida State, Board of Education,
      Capital Outlay-2006 Project,
      Ser A, GO
      5.000%, 06/01/16                                    5,000           5,477
   Florida State, Citizens Property
      Insurance, Secured-High Risk
      Account Project, Ser A, RB, MBIA
      5.000%, 03/01/14                                    2,500           2,684
   Florida State, Division of Finance
      Board, Environmental Protection
      Project, RB, FSA
      6.000%, 07/01/13                                    3,490           3,941
   Florida State, Florida Hurricane
      Catastrophe Fund, Ser A, RB
      5.250%, 07/01/12                                    2,500           2,677
   Florida State, Housing Finance
      Authority, Homeowner Mortgage
      Project, Ser 1, RB, FSA
      Callable 07/01/10 @ 100
      5.750%, 01/01/17                                       90              91
   Gulf Breeze, Miami Beach Location,
      Ser E, RB, FGIC

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Gulf Breeze, Miami Beach Location,
      Ser E, RB, FGIC
      5.000%, 12/01/20                            $       1,465   $       1,570
   Hillsborough County, Aviation
      Authority, Tampa International
      Airport Project, Ser A, RB, FSA
      5.500%, 10/01/09                                    2,820           2,925
   Hillsborough County, Capacity
      Assessment Project, Special
      Assessment, FGIC
      5.000%, 03/01/16                                    3,375           3,639
   Hillsborough County, School Board,
      COP, MBIA
      5.000%, 07/01/16                                    1,290           1,394
   Jacksonville, Aviation Authority,
      RB, AMBAC
      5.000%, 10/01/15                                    2,910           3,116
   Jacksonville, Economic
      Development Commission, Mayo
      Clinic Project, RB
      Callable 05/15/16 @ 100
      5.000%, 11/15/36                                    3,000           3,014
   Lee County, Solid Waste Systems
      Authority, RB, MBIA
      5.250%, 10/01/09                                    2,500           2,583
   Maimi-Dade County, Educational
      Facilities Authority, University of
      Miami Project, Ser A, RB, AMBAC
      Pre-Refunded @ 100 (C)
      5.000%, 04/01/14                                    4,500           4,882
   Miami-Dade County, Educational
      Facilities Authority, University of
      Miami Project, Ser B, RB, AMBAC
      5.000%, 04/01/17                                    2,000           2,175
   Miami-Dade County, Jackson
      Health Systems Project, Ser B,
      RB, MBIA
      5.000%, 06/01/14                                    4,370           4,703
   Miami-Dade County, Miami
      International Airport, Ser B,
      RB, FSA
      Callable 01/19/08 @ 102
      5.000%, 10/01/11                                    3,300           3,363
   Miami-Dade County, Ser CC, GO,
      AMBAC
      7.125%, 10/01/08                                    1,470           1,516
   Orlando, Aviation Authority, Airport
      Facilities, Ser A, RB, FSA
      5.000%, 10/01/15                                    3,500           3,733
   Orlando, Utilities Commission, RB
      5.000%, 10/01/13                                    2,500           2,705
   Palm Beach County, Solid Waste
      Authority, RB, AMBAC
      5.000%, 10/01/11                                    3,000           3,164
   Palm Beach County, Solid Waste
      Authority, Ser A, RB, AMBAC
      6.000%, 10/01/08                                    3,300           3,370
   South Maimi, Hospital Authority,
      Baptist Health of South Florida
      Group, RB
      Pre-Refunded @ 100 (C)
      5.250%, 11/15/13                                    4,000           4,335
                                                                  --------------
                                                                         79,948
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
GEORGIA -- 3.6%
   Atlanta, Apartment Revenue, Ser D,
      RB, FGIC
      5.250%, 01/01/12                            $       2,500   $       2,643
   Gainesville, Redevelopment
      Authority, Riverside Military
      Academy Project, RB
      Callable 03/01/17 @ 100
      5.125%, 03/01/37                                    2,000           1,842
   Georgia State, Housing & Finance
      Authority, Single Family Mortgage,
      Sub-Ser B-4, RB
      Callable 11/01/09 @ 100
      5.250%, 06/01/20                                    3,265           3,295
   Georgia State, Main Street Natural
      Gas Authority, Gas Project,
      Ser B, RB
      5.000%, 03/15/16                                    5,000           5,013
   Georgia State, Main Street Natural
      Gas, Ser A, RB
      5.000%, 03/15/14                                    3,560           3,688
   Georgia State, Main Street Natural
      Gas, Ser B, RB
      5.000%, 03/15/15                                    1,850           1,860
   Georgia State, Municipal Electric
      Power Authority, RB, AMBAC
      7.000%, 01/01/08                                    4,355           4,366
   Georgia State, Municipal Electric
      Power Authority, RB, AMBAC (D)
      7.000%, 01/01/08                                      145             145
   Georgia State, Municipal Electric
      Power Authority, Ser V, RB, MBIA
      6.500%, 01/01/12                                    3,235           3,466
   Georgia State, Ser D, GO
      6.700%, 08/01/10                                    3,600           3,919
   Georgia State, Ser E, GO
      5.000%, 08/01/12                                    4,205           4,515
   Gwinnett County, School District,
      GO
      5.000%, 02/01/11                                    4,500           4,734
   Savannah, Hospital Authority, St.
      Joseph's Health Systems Project,
      Ser B, RB, FSA
      Callable 01/01/09 @ 101
      5.250%, 07/01/09                                    2,625           2,699
                                                                  --------------
                                                                         42,185
                                                                  --------------
HAWAII -- 0.1%
   Honolulu City & County, Water
      Authority, Ser B, RB, MBIA
      5.000%, 07/01/15                                    1,000           1,068
                                                                  --------------
IDAHO -- 0.2%
   Idaho State, Housing & Finance
      Association, Ser C, Cl I-III, RB
      Callable 01/01/15 @ 100
      5.100%, 01/01/27                                    2,325           2,326
   Idaho State, Housing & Finance
      Association, Single-Family
      Mortgage Project, Ser C, RB
      Callable 01/01/11 @ 100
      5.600%, 01/01/21                                      240             245
                                                                  --------------
                                                                          2,571
                                                                  --------------

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ILLINOIS -- 2.9%
   Chicago, O'Hare International
      Airport, RB, AMBAC
      Callable 01/01/10 @ 101
      5.500%, 01/01/12                            $       7,500   $       7,844
   Chicago, Public Building Commerce
      Building, Chicago Transit
      Authority, RB, AMBAC (D)
      5.000%, 03/01/13                                    2,000           2,156
   Chicago, Ser A, GO, MBIA
      5.000%, 01/01/34                                    1,240           1,266
   Chicago, Ser A-2, GO, AMBAC
      Callable 01/01/13 @ 100
      6.125%, 01/01/12                                    5,000           5,520
   Chicago, Tax Increment Allocation,
      Ser A, TA, AMBAC (F)
      4.150%, 12/01/07                                    6,970           6,970
   Illinois State, Finance Authority,
      Educational Advancement Fund
      Project, Ser B, RB
      Callable 11/01/16 @ 100
      5.000%, 05/01/30                                    2,695           2,490
   Illinois State, Health Facilities
      Authority, Condell Medical Center
      Project, RB
      6.000%, 05/15/10                                      675             686
   Illinois State, Housing Development
      Authority, Multi-Family Housing
      Project, Ser G, RB
      Callable 07/01/16 @ 100
      4.850%, 01/01/37                                      800             749
   Illinois State, Ser B, GO
      5.000%, 01/01/13                                    5,000           5,360
   Illinois State, Wastewater
      Transmission Authority, Second
      Lien, Ser A, RB, MBIA
      Callable 12/13/07 @ 100 (A)
      3.620%, 12/06/07                                      700             700
                                                                  --------------
                                                                         33,741
                                                                  --------------
INDIANA -- 1.5%
   Indiana State, Finance Authority,
      State Revolving Fund Program,
      Ser A, RB
      5.000%, 02/01/16                                    3,000           3,285
   Indiana State, Health Facilities
      Financing Authority, Ascension
      Health Sub Credit Project,
      Ser A, RB
      5.000%, 04/01/11                                    4,900           5,088
   Indiana State, Office Building
      Commission, State Office Building
      II Facilities Project, Ser D, RB
      6.900%, 07/01/11                                    4,010           4,291
   Indianapolis, Local Public
      Improvement Bond Bank,
      Indianapolis Airport Authority,
      Ser F, RB, AMBAC
      5.000%, 01/01/15                                    2,000           2,122
   Indianapolis, Thermal Energy
      Systems Project, Ser A, RB, MBIA
      Callable 10/01/11 @ 101
      5.500%, 10/01/12                                    2,860           3,099
                                                                  --------------
                                                                         17,885
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
IOWA -- 0.5%
   Tobacco Settlement Authority,
      Ser B,
      Pre-Refunded @ 101 (C)
      5.600%, 06/01/11                            $       5,000   $       5,419
                                                                  --------------
KANSAS -- 0.3%
   Sedwick & Shawnee Counties,
      Mortgage-Backed Securities
      Program, Ser B-3, RB
      Callable 12/01/16 @ 104 (E)
      5.250%, 12/01/38                                    1,970           2,041
   Wyandotte County, Legends Village
      West Project, RB
      Callable 10/01/16 @ 100
      4.875%, 10/01/28                                    1,485           1,338
                                                                  --------------
                                                                          3,379
                                                                  --------------
LOUISIANA -- 0.9%
   De Soto Parish, Pollution Control
      Authority, International Paper
      Projects, Ser A, RB
      5.000%, 10/01/12                                    2,000           2,050
   Louisiana State, Gas & Fuels Tax,
      Ser A, RB, FGIC
      Callable 05/01/16 @ 100
      5.000%, 05/01/41                                    3,000           3,062
   Louisiana State, Public Facilities
      Authority, Archdiocese of New
      Orleans Project, RB, CIFG
      Callable 07/01/17 @ 100
      5.000%, 07/01/20                                      880             935
   Louisiana State, Public Facilities
      Authority, Nineteenth Judicail
      District Court Project, RB, FGIC
      Callable 06/01/17 @ 100
      5.375%, 06/01/32                                    2,000           2,147
   New Orleans, Aviation Board,
      Ser B2, RB, FSA
      5.000%, 01/01/13                                    1,735           1,810
                                                                  --------------
                                                                         10,004
                                                                  --------------
MARYLAND -- 2.7%
   Maryland State, Department of
      Transportation, Port
      Administration Facilities
      Project,
      COP, AMBAC
      5.250%, 06/15/14                                    1,335           1,449
   Maryland State, Economic
      Development Authority, Towson
      University Project, Ser A, RB
      Callable 07/01/09 @ 100
      5.000%, 07/01/39                                      635             574
   Maryland State, Economic
      Development Authority, Towson
      University Project, Ser A, RB
      Callable 07/01/17 @ 100
      5.250%, 07/01/37                                    2,000           1,896
   Maryland State, Health & Higher
      Education Authority, Mercy
      Medical Center Project, Ser A, RB
      Callable 07/01/17 @ 100
      5.500%, 07/01/42                                    2,280           2,208

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Maryland State, Maryland Health &
      Higher Educational Facilities
      Authority, Carroll Hospital Center
      Project, RB
      Callable 07/01/16 @ 100
      5.000%, 07/01/40                            $       1,000   $         930
   Maryland State, State & Local
      Facilities Authority,
      First Series, GO
      Callable 03/15/17 @ 100
      5.000%, 03/15/19                                    5,040           5,509
   Maryland State, State & Local
      Facilities Authority, Ser 2, GO
      5.000%, 08/01/14                                    4,000           4,378
   Maryland State, State & Local
      Facilities, 2nd Ser, GO
      5.000%, 08/01/16                                    3,925           4,346
   Maryland State, State & Local
      Facilities, Capital Improvements
      Project, Ser A, GO
      5.500%, 03/01/14                                    2,195           2,455
      5.500%, 08/01/14                                    4,000           4,496
   Maryland State, Transportation
      Authority, Grant Project, RB
      5.000%, 03/01/16                                    2,600           2,844
                                                                  --------------
                                                                         31,085
                                                                  --------------
MASSACHUSETTS -- 5.3%
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
      5.500%, 03/01/12                                    3,300           3,463
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
      5.000%, 07/01/19                                    5,000           5,484
   Massachusetts State, Construction
      Loan, Ser A, RB
      5.250%, 08/01/13                                    3,235           3,533
   Massachusetts State, Construction
      Loan, Ser C, RB, AMBAC (D)
      5.000%, 08/01/10                                      190             199
   Massachusetts State, Development
      Finance Agency, Biomedical
      Research Project, Ser C, RB
      Callable 08/01/10 @ 101
      6.000%, 08/01/11                                    1,000           1,062
   Massachusetts State, Development
      Finance Agency, Boston
      University Project, Ser R-2,
      RB, XLCA
      Callable 01/02/08 @ 100 (A)
      3.370%, 12/04/07                                      100             100
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lahey Clinic Medical Center
      Project, Ser C, RB, FGIC
      5.000%, 08/15/14                                    2,395           2,585
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lowell General Hospital Project,
      Ser B, RB, FSA
      Callable 01/14/08 @ 102
      5.250%, 06/01/11                                    1,585           1,615
   Massachusetts State, Housing
      Finance Agency, Ser D, RB
      Callable 12/01/09 @ 100 (A)
      3.900%, 12/07/07                                    2,000           2,005


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Municipal
      Wholesale Electric Project,
      No. 6-A, RB, MBIA
      5.500%, 07/01/09                            $       4,000   $       4,136
   Massachusetts State, School
      Building Authority, Ser A, RB, FSA
      Callable 8/15/15 @ 100
      5.000%, 08/15/30                                    5,000           5,220
   Massachusetts State, Ser A, GO
      5.250%, 08/01/15                                    5,000           5,548
   Massachusetts State, Ser C,
      GO, FSA
      5.500%, 12/01/17                                    3,000           3,442
   Massachusetts State, Ser E, GO
      Pre-Refunded @ 100 (C)
      5.000%, 11/01/16                                    3,000           3,317
   Massachusetts State, Special
      Obligation, Federal Highway
      Project, Ser A, GAN, FSA
      5.000%, 12/15/14                                   10,000          10,895
   Massachusetts State, Special
      Obligation, Ser A, GAN, FSA
      5.000%, 12/15/13                                    4,000           4,328
   Massachusetts State, Water
      Pollution Authority, Abatement
      Trust, Ser 13, RB
      5.000%, 08/01/15                                    2,770           3,036
   Massachusetts State, Water
      Resources Authority, Ser A,
      RB, FGIC (D)
      6.125%, 08/01/11                                    1,500           1,648
                                                                  --------------
                                                                         61,616
                                                                  --------------
MICHIGAN -- 3.2%
   Chippewa Valley, School District,
      GO, FSA
      Callable 11/01/16 @ 100
      4.500%, 05/01/22                                    1,735           1,772
   Detroit, Sewer Disposal Revenue
      Authority, Ser A, RB, FSA
      Pre-Refunded @ 100 (C)
      5.000%, 07/01/13                                    5,000           5,413
   Detroit, Water Supply System,
      Second Lien, Ser B, RB, MBIA
      Pre-Refunded @ 100 (C)
      5.000%, 07/01/13                                    2,435           2,636
   Greater Detroit, Resource Recovery
      Authority, Ser B, RB, AMBAC
      6.250%, 12/13/07                                    1,000           1,001
   Kent, Hospital Finance Authority,
      Spectrum Health Project,
      Ser B, RB
      5.000%, 07/15/11                                    4,250           4,434
   Michigan State, Environmental
      Protection Program, GO
      6.250%, 11/01/12                                    3,000           3,254
   Michigan State, Hospital Finance
      Authority, Henry Ford Health
      Systems Project, Ser A, RB
      Callable 11/15/16 @ 100
      5.250%, 11/15/46                                    4,500           4,551
   Wayne Charter County, Detroit
      Metro Project, Ser A, RB, MBIA
      Callable 12/01/08 @ 101
      5.250%, 12/01/11                                    9,645           9,890

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wayne County, Airport Authority,
      Detroit Metropolitan Airport
      Project, RB, FGIC
      5.000%, 12/01/15                            $       3,560   $       3,816
                                                                  --------------
                                                                         36,767
                                                                  --------------
MINNESOTA -- 0.9%
   Minneapolis & St Paul, Ser B,
      RB, FGIC
      Callable 01/01/17 @ 100
      5.000%, 01/01/18                                    4,000           4,317
   Minnesota State, GO
      5.000%, 11/01/11                                    3,800           4,045
      5.000%, 06/01/14                                    1,400           1,528
   St. Paul, Housing & Redevelopment
      Authority, Healthpartners Group
      Project, RB
      Callable 11/15/16 @ 100
      4.625%, 05/15/26                                    1,000             907
                                                                  --------------
                                                                         10,797
                                                                  --------------
MISSISSIPPI -- 0.0%
   Mississippi State, Single-Family
      Housing Authority, Ser D, Cl 6,
      RB (A) (E)
      6.650%, 07/01/12                                      315             316
                                                                  --------------
MISSOURI -- 0.9%
   Gravois Bluffs, Transportation
      Development Authority, RB,
      Callable 05/01/15 @ 100
      4.750%, 05/01/32                                    1,500           1,474
   Missouri State, Development
      Finance Board, Crackerneck
      Creek Project, Ser C, RB
      Callable 03/01/16 @ 100
      5.000%, 03/01/28                                    2,000           2,027
   Missouri State, Development
      Finance Board, Crackerneck
      Creek Project, Ser C, TA
      Callable 03/01/14 @ 100
      5.000%, 03/01/26                                    1,000           1,016
   Missouri State, Joint Municipal
      Electric Utility Commission, Iatan
      2 Project, Ser A, RB, AMBAC
      5.000%, 01/01/15                                    2,000           2,168
   St. Louis, Lambert International
      Airport, Ser A, RB, FSA
      5.000%, 07/01/14                                    4,000           4,311
                                                                  --------------
                                                                         10,996
                                                                  --------------
NEBRASKA -- 0.3%
   Central Plains, Energy Project,
      Ser A, RB
      5.250%, 12/01/21                                    3,750           3,855
                                                                  --------------
NEVADA -- 0.3%
   Clark County, Airport Authority, Sub
      Lien, Ser A-1, RB, AMBAC
      Callable 07/01/17 @ 100
      5.000%, 07/01/19                                    1,000           1,056


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Henderson, Local Improvement
      Districts, Special Assessment
      Callable 03/01/08 @ 103
      5.300%, 09/01/35                            $       3,000   $       2,513
                                                                  --------------
                                                                          3,569
                                                                  --------------
NEW HAMPSHIRE -- 0.1%
   New Hampshire, Health &
      Education Facilities Authority,
      Catholic Medical Center, RB
      Callable 07/01/16 @ 100
      5.000%, 07/01/36                                    1,800           1,666
                                                                  --------------
NEW JERSEY -- 4.5%
   Gloucester County, Solid Waste
      Improvement Authority, Waste
      Management Project, Ser A,
      RB (A)
      6.850%, 12/01/29                                    2,000           2,096
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
      5.500%, 09/01/15                                    3,110           3,481
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser O, RB
      5.000%, 03/01/13                                    4,000           4,287
   New Jersey State, Educational
      Facilities Authority, Higher
      Education Capital Improvements
      Project, Ser B, RB
      5.750%, 09/01/10                                    4,220           4,488
   New Jersey State, Equipment Lease
      Purchase, Ser A, COP
      5.000%, 06/15/14                                    2,500           2,691
   New Jersey State, Health Care
      Facilities Financing Authority,
      Trinitas Hospital Obligation Group
      Project, Ser A, RB
      Callable 07/01/17 @ 100
      5.250%, 07/01/30                                      950             901
   New Jersey State, Ser K, GO
      5.125%, 07/15/18                                    6,500           7,204
   New Jersey State, Tobacco
      Settlement Corporation,
      Ser 1A, RB
      Callable 06/01/17 @ 100
      5.000%, 06/01/41                                    1,200           1,005
   New Jersey State, Tobacco
      Settlement Financing Authority,
      RB
      Pre-Refunded @ 100 (C)
      6.750%, 06/01/13                                    2,645           3,081
   New Jersey State, Transportation
      Trust Fund Authority, RB, AMBAC
      5.250%, 12/15/22                                    5,000           5,604
   New Jersey State, Transportation
      Trust Fund Authority,
      Transportation Systems Project,
      Ser A, RB
      5.250%, 12/15/20                                    7,250           8,039

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Transportation
      Trust Fund Authority,
      Transportation Systems Project,
      Ser A, RB, AMBAC
      5.500%, 12/15/15                            $       2,750   $       3,099
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser C, RB
      Pre-Refunded @ 100 (C)
      5.500%, 06/15/13                                    2,500           2,768
   Tobacco Settlement, Financing
      Authority, RB (D)
      5.500%, 06/01/11                                    2,000           2,143
   Tobacco Settlement, Financing
      Authority, Ser 1A, RB
      Callable 06/01/17 @ 100
      4.500%, 06/01/23                                    1,650           1,511
                                                                  --------------
                                                                         52,398
                                                                  --------------
NEW MEXICO -- 0.6%
   Jicarilla, Apache Nation Reservation
      Project, Ser A, RB
      5.000%, 09/01/11                                    1,000           1,040
      5.000%, 09/01/13                                    3,200           3,372
   New Mexico State, Mortgage
      Finance Authority, Single-Family
      Mortgage Program, Ser D-2, RB,
      Callable 07/01/08 @ 102 (E)
      6.000%, 01/01/29                                    2,090           2,122
                                                                  --------------
                                                                          6,534
                                                                  --------------
NEW YORK -- 7.4%
   Dutchess County, Industrial
      Development Authority, IBM
      Project, RB (A)
      5.450%, 12/01/07                                    5,500           5,700
   Long Island, Power Authority, New
      York Electric Systems Project,
      Ser A, RB, AMBAC
      6.000%, 12/01/07                                    3,000           3,000
   Metropolitan New York,
      Transportation Authority,
      Ser C, RB
      5.000%, 11/15/12                                    2,930           3,121
   New York City, Industrial
      Development Agency, Terminal
      One Group Association Project,
      RB
      5.500%, 01/01/14                                    2,000           2,150
   New York City, Municipal Water
      Finance Authority, Second
      General Resolution Project,
      Ser DD, RB
      Callable 06/15/12 @ 100
      5.000%, 06/15/39                                    3,000           3,058
   New York City, Ser A, GO
      5.000%, 08/01/14                                    4,000           4,294
   New York City, Ser B, GO
      5.500%, 08/01/11                                    2,000           2,140
      5.250%, 08/01/11                                    2,000           2,123
   New York City, Ser D, GO
      Callable 11/01/14 @ 100
      5.000%, 11/01/34                                    3,000           3,051
   New York City, Ser G, GO
      5.000%, 08/01/13                                    2,500           2,671


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                            $       3,500   $       3,779
   New York City, Ser I, GO
      5.000%, 08/01/13                                    2,000           2,137
   New York City, Ser K, GO
      Callable 08/01/15 @ 100
      5.000%, 08/01/21                                    5,000           5,223
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser C, RB (D)
      5.500%, 02/01/09                                      150             154
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB (A)
      5.500%, 05/01/08                                    3,250           3,493
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Callable 05/01/17 @ 100
      5.000%, 11/01/18                                    2,815           3,066
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser C, RB
      5.500%, 02/01/09                                      700             718
   New York State, Dormitory
      Authority, Department of Health
      Project, RB
      5.250%, 07/01/10                                    3,040           3,180
   New York State, Dormitory
      Authority, Presbyterian Hospital
      Project, RB, AMBAC
      Callable 02/01/08 @ 101
      4.400%, 08/01/13                                       25              25
   New York State, Dormitory
      Authority, Ser B, RB (A)
      5.250%, 11/15/23                                    7,500           8,026
   New York State, Dormitory
      Authority, Ser B, RB, XLCA (A)
      5.250%, 01/01/08                                    4,275           4,660
   New York State, Dormitory
      Authority, State University
      Educational Facilities, Ser A,
      RB, MBIA
      5.500%, 05/15/13                                    8,125           8,815
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
      5.750%, 06/15/12                                      190             210
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 87, RB
      Callable 09/01/09 @ 100
      5.150%, 04/01/17                                    1,345           1,389
   New York State, Tobacco
      Settlement Financing, Ser A-1, RB
      Callable 12/31/07 @ 100
      5.250%, 06/01/12                                       55              55
   New York State, Urban
      Development, Capital Correctional
      Facilities Project, Ser A, RB, FSA
      6.500%, 01/01/10                                    4,135           4,407
   New York State, Urban
      Development, Ser A, RB
      5.000%, 01/01/17                                    1,175           1,228

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Port Authority of New York & New
      Jersey, Ser 131st, RB
      Callable 06/15/13 @ 101
      5.000%, 12/15/13                            $       1,550   $       1,654
   Tsasc, Ser 1, RB
      Pre-Refunded @ 100 (C)
      5.750%, 07/15/09                                    2,520           2,620
                                                                  --------------
                                                                         86,147
                                                                  --------------
NORTH CAROLINA -- 1.8%
   North Carolina State, Medical Care
      Commission, First Mortgage-
      Presbyterian Homes Project, RB
      Callable 10/01/16 @ 100
      5.500%, 10/01/31                                    2,360           2,296
   North Carolina State, Medical Care
      Commission, Novant Health
      Obligation Group Project,
      Ser A, RB
      5.000%, 11/01/13                                    3,500           3,716
   North Carolina State, Municipal
      Power Agency, Ser A, RB, MBIA
      5.750%, 01/01/09                                    6,850           7,029
   North Carolina State, Public
      Improvement Authority, Ser A, GO
      5.000%, 03/01/15                                    3,000           3,290
   North Carolina State, Ser A, GO
      5.000%, 06/01/14                                    2,400           2,619
   Raleigh-Durham, Airport Authority,
      RB, FGIC
      Callable 05/01/17 @ 100
      5.000%, 05/01/18                                    2,000           2,107
                                                                  --------------
                                                                         21,057
                                                                  --------------
NORTH DAKOTA -- 0.1%
   Williams County, Sales Tax, RB
      Callable 11/01/14 @ 100
      5.000%, 11/01/31                                    1,000             982
                                                                  --------------
OHIO -- 1.8%
   Buckeye Ohio, Tobacco Settlement
      Authority, Asset-backed,
      Ser A-2, RB
      Callable 06/01/17 @ 100
      6.500%, 06/01/47                                    4,505           4,628
      5.125%, 06/01/24                                    7,500           7,079
   Erie County, Hospital Facilities
      Authority, Firelands Regional
      Medical Center, Ser A, RB
      5.500%, 08/15/10                                    1,000           1,031
   Lakewood, Hospital Improvements
      Authority, Lakewood Hospital
      Association Project, RB
      5.500%, 02/15/13                                    2,500           2,654
   Ohio State, Conservation Projects,
      Ser A, GO
      5.000%, 09/01/15                                    1,985           2,172
   Ohio State, GO
      6.100%, 08/01/12                                    2,000           2,235
   Ohio State, Higher Educational
      Facilities Authority, Case Weston
      Reserve University Project, RB
      6.250%, 10/01/18                                    1,000           1,196
                                                                  --------------
                                                                         20,995
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OKLAHOMA -- 0.3%
   Norman, Regional Hospital
      Authority, Refunding and
      Improvement Project, RB,
      Radian Insured
      5.250%, 09/01/15                            $       1,725   $       1,835
   Tulsa, Industrial Development
      Authority, University of Tulsa
      Project, RB
      Callable 10/01/16 @ 100
      5.000%, 10/01/37                                    1,850           1,858
                                                                  --------------
                                                                          3,693
                                                                  --------------
OREGON -- 0.6%
   Oregon State, Department of
      Transportation Highway User,
      Ser A, RB
      Pre-Refunded @ 100 (C)
      5.250%, 11/15/14                                    5,900           6,555
                                                                  --------------
PENNSYLVANIA -- 4.8%
   Cumberland County, Municipal
      Authority, Diakon Lutheran
      Ministries Project, RB
      Callable 01/01/17 @ 100
      5.000%, 01/01/36                                    1,715           1,559
   Delaware Valley, Regional Finance
      Authority, RB
      5.750%, 07/01/17                                    3,000           3,440
      5.500%, 07/01/12                                    5,925           6,424
   Erie, Higher Education Building
      Authority, Mercyhurst College
      Project, Ser A, RB
      Callable 03/15/15 @ 100
      4.750%, 03/15/20                                    2,500           2,505
   Kennett, Consolidated School
      District, GO, MBIA
      5.000%, 02/15/15                                    1,000           1,087
     Lancaster County, Higher Education
      Authority, Franklin & Marshall
      College Project, RB
      Callable 04/15/16 @ 100
      5.000%, 04/15/24                                    2,525           2,625
   Lancaster County, Hospital
      Authority, Health Systems Project,
      Ser B, RB
      Callable 03/15/17 @ 100
      5.000%, 03/15/21                                    2,510           2,610
   Montgomery County, Higher
      Education & Health Authority,
      Abington Memorial Hospital
      Project, Ser A, RB
      Callable 06/01/12 @ 101
      5.125%, 06/01/32                                    3,000           3,008
   Montgomery County, Higher
      Education & Health Authority,
      Abington Memorial Hospital
      Project, Ser A, RB, AMBAC
      5.000%, 06/01/08                                    1,000           1,008
   New Castle Area, Hospital Authority,
      Jameson Memorial Hospital, RB,
      MBIA
      5.500%, 07/01/08                                    1,605           1,625

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F,
      RB, AMBAC
      5.000%, 12/01/14                            $       4,000   $       4,280
   Pennsylvania State, GO, FSA
      5.375%, 07/01/17                                    4,200           4,777
      5.375%, 07/01/18                                    2,500           2,849
   Pennsylvania State, Higher
      Education Facilities Authority,
      Allegheny Delaware Valley
      Obligation Project, Ser A,
      RB, MBIA
      5.500%, 11/15/08                                    1,000           1,020
   Pennsylvania State, Higher
      Education Facilities Authority,
      Waynesburg College, Ser J4,
      RB (A) (B)
      3.300%, 05/01/08                                    3,600           3,598
   Pennsylvania State, Second Series,
      GO
      5.500%, 01/01/14                                    2,500           2,781
   Pennsylvania State, Turnpike
      Commission, Ser Q, RB
      Callable 12/13/07 @ 100 (A)
      3.580%, 12/01/07                                      700             700
   Philadelphia, Airport Authority,
      Ser A, RB, FSA
      5.000%, 06/15/14                                    3,650           3,866
   Philadelphia, Airport Authority,
      Ser B, RB, FSA
      5.000%, 06/15/14                                    2,500           2,648
   Sayre, Healthcare Facilities, Guthrie
      Health Project, Ser A, RB
      6.000%, 12/01/11                                    3,420           3,666
   Westmoreland County, Municipal
      Authority, Special Obligation (D)
      9.125%, 07/01/10                                       35              37
                                                                  --------------
                                                                         56,113
                                                                  --------------
PUERTO RICO -- 6.6%
   Puerto Rico Commonwealth,
      Electric Power Authority,
      Ser TT, RB
      Callable 07/01/17 @ 100
      5.000%, 07/01/18                                    2,500           2,642
   Puerto Rico Commonwealth,
      Government Development Bank
      Authority, Ser B, RB
      5.000%, 12/01/11                                    3,000           3,129
      5.000%, 12/01/13                                    1,000           1,052
   Puerto Rico Commonwealth,
      Government Development Bank
      Authority, Ser C, RB
      5.250%, 01/01/15                                    1,725           1,818
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser M, RB
      Callable 07/01/17 @ 100
      5.000%, 07/01/21                                    4,120           4,224
      5.000%, 07/01/22                                    3,220           3,286
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
      5.500%, 07/01/12                                    2,000           2,131


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100
      5.000%, 07/01/28                            $       7,000   $       7,184
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A,
      RB (A) (B)
      5.750%, 02/01/08                                   27,365          28,689
   Puerto Rico Commonwealth, Public
      Improvement Authority, Ser A, GO
      5.500%, 07/01/18                                    2,200           2,389
      5.250%, 07/01/15                                    2,200           2,347
   Puerto Rico Commonwealth, Public
      Improvement Authority, Ser A, GO
      Callable 07/01/13 @ 100
      5.250%, 07/01/22                                    4,725           4,867
   Puerto Rico Commonwealth, Public
      Improvement Authority, Ser A, GO
      Callable 07/01/16 @ 100
      5.250%, 07/01/30                                      765             777
   Puerto Rico Commonwealth, Public
      Improvement Authority, Ser A, GO
      Pre-Refunded @ 100 (C)
      5.250%, 07/01/16                                    1,235           1,387
   Puerto Rico Commonwealth, Public
      Improvements Project, Ser C,
      GO (A)
      6.000%, 01/01/08                                    5,000           5,064
   Puerto Rico Commonwealth, Ser A,
      GO (A)
      5.000%, 07/01/30                                    1,500           1,539
   University of Puerto Rico, University
      Sytems Project, Ser Q, RB
      Callable 06/01/16 @ 100
      5.000%, 06/01/21                                    3,855           3,957
                                                                  --------------
                                                                         76,482
                                                                  --------------
RHODE ISLAND -- 0.6%
   Rhode Island State, Health &
      Educational Authority, Providence
      Public Schools Financing Project,
      RB, FSA
      5.000%, 05/15/15                                    2,215           2,421
   Rhode Island State, Housing &
      Mortgage Finance Authority,
      Homeownership Opportunity
      Project, Ser 25A, RB
      Callable 01/14/08 @ 102
      4.950%, 10/01/16                                      735             744
   Rhode Island State, Housing &
      Mortgage Finance Authority,
      Homeownership Opportunity
      Project, Ser 49-C, RB
      4.000%, 03/20/08                                    4,000           4,005
                                                                  --------------
                                                                          7,170
                                                                  --------------
SOUTH CAROLINA -- 1.7%
   Charleston County, Educational
      Excellence Finance Authority,
      School District Project, RB
      Callable 12/01/14 @ 100
      5.000%, 12/01/16                                    3,000           3,204

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Greenville County, School District,
      Building Equity Sooner Project,
      RB
      5.500%, 12/01/17                            $       4,000   $       4,508
   Piedmont, Municipal Power Agency,
      South Carolina Electric, Ser A,
      RB, FGIC
      6.500%, 01/01/16                                      800             949
   Piedmont, Municipal Power Agency,
      South Carolina Electric, Ser A,
      RB, FGIC (D)
      6.500%, 01/01/16                                    1,020           1,226
   South Carolina State, Hospital
      Facilities Authority, Medical
      University Project, RB
      Pre-Refunded @ 101 (C)
      5.625%, 07/01/09                                    2,885           3,016
   South Carolina State,
      Transportation Infrastructure
      Bank, Ser A, RB, AMBAC
      Callable 10/01/13 @ 100
      5.000%, 10/01/33                                    4,200           4,321
   South Carolina, Economic
      Development Authority, Bon
      Secours Health System Project,
      Ser A, RB
      Callable 11/15/12@ 100
      5.625%, 11/15/30                                    2,400           2,477
                                                                  --------------
                                                                         19,701
                                                                  --------------
SOUTH DAKOTA -- 0.1%
   South Dakota State, Health &
      Educational Facilities Authority,
      McKennan Hospital Project,
      RB, MBIA
      6.000%, 07/01/08                                    1,025           1,040
   South Dakota State, Health &
      Educational Facilities Authority,
      Prairie Healthcare Project,
      RB, ACA Insured
      5.200%, 04/01/08                                      235             236
                                                                  --------------
                                                                          1,276
                                                                  --------------
TENNESSEE -- 2.8%
   Clarksville, Natural Gas Acquisition,
      RB
      5.000%, 12/15/15                                    2,000           2,018
   Hendersonville, Industrial
      Development Authority, Ashford
      83 Association Project, RB
      Callable 01/14/08 @ 101
      5.950%, 12/15/08                                      400             405
   Metropolitan Government Nashville
      & Davidson Counties, Cab
      Converter, RB, FGIC
      7.700%, 01/01/12                                    5,000           5,500
   Shelby County, Health &
      Educational Facilities Authority,
      Baptist Memorial Healthcare,
      Ser A, RB (A)
      5.000%, 03/01/08                                    8,200           8,290


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Sullivan County, Health Educational
      & Housing Authority, Wellmont
      Health Systems Project,
      Ser C, RB
      Callable 09/01/16 @ 100
      5.250%, 09/01/36                            $       2,000   $       1,945
   Tennessee State, Energy
      Acquisition Project, Ser A, RB
      5.000%, 09/01/16                                    6,000           6,158
   Tennessee State, Energy
      Acquisition Project, Ser C, RB
      5.000%, 02/01/14                                    3,170           3,258
      5.000%, 02/01/18                                    5,000           5,087
                                                                  --------------
                                                                         32,661
                                                                  --------------
TEXAS -- 8.9%
   Austin, Water & Wastewater
      Authority, RB, XLCA
      5.250%, 11/15/14                                    1,050           1,156
   Austin, Independent School District,
      GO
      5.250%, 08/01/15                                    3,000           3,318
   Austin, Utility Systems, RB, AMBAC
      6.750%, 11/15/12                                    5,000           5,729
   Carrollton, Farmers Branch
      Independent School District, GO
      Callable 02/15/09 @ 100
      5.750%, 02/15/10                                    1,605           1,650
   Clear Creek Island, Independent
      School District, Ser A, GO
      5.000%, 02/15/17                                    1,885           2,061
   Corpus Christi, Utilities Systems
      Improvement Authority, RB
      Callable 07/15/16 @ 100
      4.500%, 07/15/23                                    2,000           2,011
   Dallas, Area Rapid Transit Authority,
      Senior Lien, RB, AMBAC
      Callable 12/01/16 @ 100
      4.500%, 12/01/24                                    1,520           1,515
   Dallas, Waterworks & Sewer
      Authority, Un-refunded Balance
      Project, RB, FSA
      Callable 10/01/09 @ 100
      5.000%, 10/01/24                                    5,000           5,067
   Dallas-Fort Worth, International
      Airport Facilities Authority, Ser A,
      RB, XLCA
      Callable 11/01/09 @ 100
      5.000%, 11/01/12                                    3,000           3,066
   Deer Park, Independent School
      District, GO
      6.000%, 02/15/08                                    2,000           2,010
   Frisco, Independent School District,
      School Building Project, GO
      Callable 08/15/17 @ 100
      4.500%, 08/15/23                                    2,210           2,238
   Harris County, GO (D)
      6.000%, 12/15/11                                    3,895           4,295
   Harris County, Health Facilities
      Development Authority, Memorial
      Hospital Systems Project,
      Ser A, RB, MBIA
      6.000%, 06/01/09                                    1,825           1,895
   Harris County, Health Facilities
      Development, Christus Health
      Project, RB, MBIA (D)
      5.375%, 07/01/08                                      485             491

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Harris County, Health Facilities
      Development, Christus Health
      Project, Ser A, RB, MBIA
      5.375%, 07/01/08                            $       3,360   $       3,398
   Houston, Airport Systems Authority,
      Sub Lien, Ser A, RB, FSA
      6.000%, 07/01/09                                    5,000           5,194
   Houston, Community College,
      Northline Mall Campus Project,
      RB, AMBAC
      Callable 04/15/17 @ 100
      4.500%, 04/15/24                                    1,000           1,002
   Houston, Hotel Occupancy Tax &
      Special Revenue, Convention &
      Entertainment Project, Ser B,
      RB, AMBAC
      5.500%, 09/01/09                                    2,500           2,593
   Houston, Hotel Occupancy Tax &
      Special Revenue, Convention &
      Entertainment Project, Ser B,
      RB, AMBAC (F)
      5.210%, 09/01/15                                    5,500           4,061
   Houston, Public Improvement
      Authority, GO, MBIA
      Callable 03/01/12 @ 100
      5.000%, 03/01/25                                    4,005           4,114
   Houston, Ser C, GO
      7.000%, 03/01/08                                    1,310           1,321
   Humble Island, Independent School
      District, Ser A, GO
      5.250%, 02/15/14                                    2,635           2,882
   North East, Independent School
      District, School Building Project,
      Ser A, GO
      5.000%, 08/01/16                                    2,000           2,186
   North East, Independent School
      District, School Building Project,
      Ser A, GO
      Callable 06/01/13 @ 100
      5.000%, 08/01/23                                    5,000           5,298
   Pasadena, Independent School
      District, School Building Project,
      GO
      5.000%, 02/15/16                                    1,000           1,090
      5.000%, 02/15/17                                    1,000           1,093
   Red River, Education Finance
      Authority, Texas Christian
      University Project, RB
      Callable 03/15/16 @ 100
      4.375%, 03/15/23                                    1,000             987
   San Antonio, Airport Systems
      Authority, Ser 2003, RB, FSA
      6.000%, 07/01/12                                    2,045           2,230
   San Antonio, Electric & Gas
      Authority, Ser 2000, RB (D)
      5.750%, 02/01/11                                    1,540           1,602
   San Antonio, Electric & Gas
      Authority, Ser A, RB
      5.000%, 02/01/14                                    4,015           4,343
   San Leanna, Higher Education
      Facilities Corporation, Saint
      Edwards University Project, RB
      Callable 06/01/17 @ 100
      5.125%, 06/01/36                                    1,675           1,623
   Tarrant, Regional Water District
      Authority, RB, FSA
      5.000%, 03/01/11                                    2,000           2,102


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, Alliance Airport
      Authority, Fedex Corporation
      Project, RB
      Callable 04/01/16 @ 100
      4.850%, 04/01/21                            $       4,000   $       3,934
   Texas State, College Student Loan
      Project, GO
      5.000%, 08/01/18                                    3,135           3,374
   Texas State, Municipal Power
      Agency, RB, MBIA (D) (F)
      4.080%, 09/01/16                                       25              18
   Texas State, Public Finance
      Authority, Ser A, GO
      Callable 10/01/16 @ 100
      5.000%, 10/01/24                                    1,500           1,582
   Texas State, Transportation
      Commission Authority, RB
      Callable 04/01/16 @ 100
      5.000%, 04/01/26                                    4,000           4,185
   Texas State, Transportation
      Commission, First Tier, RB
      Callable 04/01/17 @ 100
      5.000%, 04/01/18                                    2,300           2,505
   Texas State, Transportation
      Commission, Highway First Tier,
      Ser A, RB
      Callable 04/01/16 @ 100
      5.000%, 04/01/17                                    3,000           3,264
   Texas State, Transportation
      Commission, Mobility Fund,
      Ser A, GO
      Callable 04/01/17 @ 100
      5.000%, 04/01/22                                    1,600           1,707
                                                                  --------------
                                                                        104,190
                                                                  --------------
UTAH -- 0.8%
   Salt Lake County, Hospital
      Authority, IHC Health Services
      Project, RB, AMBAC
      5.500%, 05/15/09                                    1,000           1,031
   Utah State, Intermountain Power
      Agency Power Supply, Ser A,
      RB, MBIA
      6.000%, 07/01/08                                    6,000           6,092
   Utah State, Ser A, GO
      Pre-Refunded @ 100 (C)
      5.000%, 07/01/13                                    1,500           1,624
                                                                  --------------
                                                                          8,747
                                                                  --------------
VERMONT -- 0.2%
   Vermont State, Housing Finance
      Agency, Housing Project, Ser 23,
      RB, FSA
      Callable 11/01/14 @ 100
      5.000%, 05/01/34                                    1,825           1,858
                                                                  --------------
VIRGINIA -- 2.8%
   Albemarle, County Industrial
      Development Authority,
      Westminster-Canterbury Project,
      RB
      Callable 01/01/17 @ 100
      5.000%, 01/01/31                                    1,500           1,370

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Charles City County, Industrial
      Development Authority, Waste
      Management Project, RB
      4.875%, 02/01/09                            $       5,250   $       5,302
   Fairfax County, Economic
      Development Authority, Ser A,
      RB, AMBAC
      6.100%, 02/01/11                                    5,000           5,366
   Fairfax County, Refunding & Public
      Improvement Project, Ser A, GO
      5.250%, 04/01/14                                    7,425           8,204
   King George County, Industrial
      Development Authority, Waste
      Management Project, Ser A, RB
      4.100%, 06/01/23                                    1,685           1,679
   Suffolk County, Industrial
      Development Authority, First
      Mortgage-Lake Prince Center
      Project, RB
      Callable 09/01/16 @ 100
      5.300%, 09/01/31                                    1,000             951
   University of Virginia, Ser B, RB
      Callable 06/01/13 @ 100
      5.000%, 06/01/20                                    1,500           1,590
   University of Virginia, Ser B, RB
      Callable 06/01/13 @ 100
      5.000%, 06/01/21                                    1,500           1,584
      5.000%, 06/01/33                                    1,700           1,762
   Virginia State, Housing
      Development Authority, Ser A,
      Sub-Ser A-3, RB
      4.400%, 01/01/14                                    1,950           1,953
      4.300%, 07/01/13                                    1,875           1,878
   Virginia State, Tobacco Settlement
      Funding, Ser B-1, RB
      Callable 06/01/17 @ 100
      5.000%, 06/01/47                                    1,875           1,557
                                                                  --------------
                                                                         33,196
                                                                  --------------
WASHINGTON -- 4.3%
   Clark County, Public Utility District
      Authority, RB, FSA
      Callable 01/01/10 @ 100
      5.625%, 01/01/11                                    1,500           1,566
   King County, Public Hospital District
      No. 2, Refunding & Improvement -
      Evergreen Healthcare, GO, MBIA
      Callable 12/01/16 @ 100
      5.000%, 12/01/21                                    1,910           2,016
   Port of Seattle, Ser A, RB, FGIC
      Callable 10/01/11 @ 100
      5.000%, 04/01/31                                    4,000           4,059
   Washington State, Energy
      Northwest, Columbia Generating
      Project, Ser A, RB
      5.500%, 07/01/15                                    2,000           2,247
   Washington State, Energy
      Northwest, Columbia Station
      Project, Ser A, RB
      5.000%, 07/01/20                                    5,000           5,485
   Washington State, Energy
      Northwest, Electric Authority,
      Ser A, RB
      5.000%, 07/01/14                                    2,120           2,298


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Intermediate-Term Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Energy
      Northwest, Refunding Project,
      Ser C, RB
      5.000%, 07/01/15                            $       2,250   $       2,452
   Washington State, Public Power
      Supply Systems Authority,
      Nuclear Project No. 2, Ser A, RB
      Callable 07/01/08 @ 102
      5.000%, 07/01/12                                    3,000           3,086
   Washington State, Public Power
      Supply Systems Authority,
      Ser B, RB
      7.250%, 07/01/09                                      120             124
   Washington State, Public Power
      Supply Systems Authority,
      Ser B, RB (D)
      7.250%, 07/01/09                                    1,000           1,036
   Washington State, Ser A, GO
      5.000%, 07/01/16                                    4,740           5,182
   Washington State,
      Ser B & Ser AT-7, GO
      6.250%, 06/01/10                                    4,550           4,867
   Washington State, Ser B, GO
      Callable 01/01/09 @ 100
      5.000%, 01/01/20                                    4,300           4,351
   Washington State, Tobacco
      Settlement Authority, RB
      Callable 06/01/13 @ 100
      6.500%, 06/01/26                                    7,325           7,627
   Washington State, Tobacco
      Settlement Financing, RB
      6.250%, 06/01/11                                    4,000           4,236
                                                                  --------------
                                                                         50,632
                                                                  --------------
WISCONSIN -- 0.1%
   Badger, Tobacco Asset
      Securitization, RB
      Callable 06/01/12 @ 100
      6.125%, 06/01/27                                      425             439
   Wisconsin State, Housing &
      Economic Development Authority,
      Ser E, RB
      Callable 07/01/10 @ 100
      5.750%, 09/01/27                                    1,090           1,123
                                                                  --------------
                                                                          1,562
                                                                  --------------
WYOMING -- 0.3%
   Teton County, Hospital Authority,
      RB, ACA Insured
      Callable 12/01/08 @ 101
      5.800%, 12/01/17                                    1,950           1,979
   Wyoming State, Community
      Development Authority of Housing
      Revenue, Ser 6, RB
      5.500%, 12/01/17                                    1,550           1,663
                                                                  --------------
                                                                          3,642
                                                                  --------------
Total Municipal Bonds
   (Cost $1,139,769) ($ Thousands)                                    1,147,247
                                                                  --------------

--------------------------------------------------------------------------------
                                                Face Amount           Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
TAX EXEMPT CORPORATE BOND -- 0.5%

CALIFORNIA -- 0.5%
   San Manuel Entertainment
      Callable 12/01/13 @ 102
      4.500%, 12/01/16                     $              6,000   $       5,853
                                                                  --------------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                            5,853
                                                                  --------------
CASH EQUIVALENT -- 0.0%
      SEI Tax Exempt Trust,
      Institutional Tax Free Fund,
      Cl A, 3.38%+                                      142,078             142
                                                                  --------------
Total Cash Equivalent
   (Cost $142) ($ Thousands)                                                142
                                                                  --------------
Total Investments -- 98.9%
   (Cost $1,145,867) ($ Thousands)++                              $   1,153,242
                                                                  ==============

        Percentages are based on Net Assets of $1,166,181 ($ Thousands).

 +      The rate shown is the 7-day effective yield as of November 30, 2007.

 ++ At November 30, 2007, the tax basis cost of the Fund's investments was $1,145,948 ($ Thousands), and the unrealized appreciation and depreciation were $16,073 ($ Thousands) and $(8,779) ($ Thousands), respectively.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(D)     Security is escrowed to maturity.

(E)     Securities are collateralized under an agreement from FNMA/GNMA.

(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ACA -- American Capital Access

AMBAC -- American Municipal Bond Assurance Company

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FNMA -- Federal National Mortgage Association

FSA -- Financial Security Assistance

GAN -- Grant Anticipation Note

GNMA -- Government National Mortgage Association

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

        For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 102.0%

ALABAMA -- 0.5%
   Jefferson County, Sewer Authority,
      Capital Improvement Warrants,
      Ser A, RB, FGIC
      Pre-Refunded @ 101 (C)
      5.125%, 02/01/09                            $       1,400   $       1,444
                                                                  --------------
ALASKA -- 2.0%
   Alaska, Industrial Development &
      Export Authority, Providence
      Health Systems Project, RB
      5.000%, 10/01/09                                    1,000           1,029
   Anchorage, Correctional Facility,
      RB, FSA
      Pre-Refunded @ 100 (C)
      6.000%, 02/01/10                                    3,830           4,051
   Anchorage, Ice Rink Authority, RB
      Pre-Refunded @ 100 (C)
      6.375%, 07/01/08                                    1,000           1,076
                                                                  --------------
                                                                          6,156
                                                                  --------------
ARIZONA -- 0.6%
   Nogales, Wastewater Systems
      Projects, Ser A, RB (A) (B)
      3.750%, 10/01/46                                    2,000           2,003
                                                                  --------------
ARKANSAS -- 0.4%
   Arkansas State, Development
      Finance Authority, Revolving Loan
      Funding Project, Ser A, RB
      4.000%, 06/01/08                                    1,000           1,003
   Arkansas State, ABN Amro
      Munitops Non-Amortized Trust
      Certificates, Ser 2006-12,
      RB, FGIC (A)
      3.650%, 12/06/07                                      100             100
                                                                  --------------
                                                                          1,103
                                                                  --------------
CALIFORNIA -- 3.4%
   California State, Communities
      Development Authority, Multi-
      Family Housing Project, Ser A, RB
      Pre-Refunded @ 103 (C)
      6.500%, 12/01/09                                    7,000           7,592
   California State, Communities
      Development Authority, Multi-
      Family Housing Project,
      Ser B-1, RB
      Pre-Refunded @ 103 (C)
      7.250%, 12/01/09                                      990           1,089
   Santa Monica, Community College
      District, Election 2007 Project,
      Ser C, GO, FGIC (E)
      3.940%, 08/01/10                                    2,000           1,821
                                                                  --------------
                                                                         10,502
                                                                  --------------
COLORADO -- 3.1%
   Colorado State, Educational &
      Cultural Facilities Authority,
      National Jewish Federation Board
      Program, Ser A-1, RB (A)
      3.600%, 12/01/07                                      225             225

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Colorado State, Educational &
      Cultural Facilities Authority,
      National Jewish Federation Board
      Program, Ser A-7, RB
      Callable 01/02/08 @ 100 (A) (B)
      3.600%, 12/01/07                            $         700    $        700
   Colorado State, Educational &
      Cultural Facilities Authority,
      National Jewish Federation Board
      Program, Ser B-3, RB
      Callable 01/02/08 @ 100 (A) (B)
      3.600%, 12/01/07                                      900             900
   Colorado State, Health Facilities
      Authority, Catholic Health
      Initiatives, RB (D)
      5.375%, 09/01/10                                    1,000           1,055
   Colorado State, Health Facilities
      Authority, Catholic Health
      Initiatives, RB
      Pre-Refunded @ 100 (C)
      5.250%, 09/01/11                                    1,000           1,068
   Colorado State, Health Facilities
      Authority, RB (D)
      6.250%, 12/01/10                                    1,000           1,040
   Denver, Health & Hospital Authority,
      Ser A, RB
      Pre-Refunded @ 101 (C)
      5.375%, 12/01/08                                    4,400           4,530
                                                                  --------------
                                                                          9,518
                                                                  --------------
CONNECTICUT -- 0.8%
   Connecticut State, Ser D, GO
      Pre-Refunded @ 100 (C)
      5.375%, 11/15/12                                    2,325           2,544
                                                                  --------------
DELAWARE -- 0.1%
   University Of Delaware, RB
      Callable 12/13/07 @ 100 (A)
      3.650%, 12/01/07                                      300             300
                                                                  --------------
FLORIDA -- 4.5%
   Florida State, Municipal Power
      Agency Authority, All
      Requirements Power Supply
      Project, Ser A, RB, FSA
      5.000%, 10/01/09                                    3,000           3,092
   Florida State, Rural Utilities
      Financing Authority, Public
      Projects Construction, RB
      Callable 09/01/08 @ 100
      4.000%, 09/01/10                                    5,300           5,320
   Highlands County, Health Facilities
      Authority, Adventist Health
      Systems Project, Ser G, RB
      5.000%, 11/15/12                                    1,020           1,062
   Jea, St Johns River Power Pack
      System, Ser One, RB
      5.000%, 10/01/10                                    2,110           2,209
   Miami Dade County, Health
      Authority, Miami Children's
      Hospital Project, Ser A, RB (D)
      4.375%, 08/15/10                                      945             973


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   South Miami, Health Facilities
      Authority, Baptist Health South
      Florida Group, RB
      5.000%, 08/15/09                            $       1,275   $       1,309
                                                                  --------------
                                                                         13,965
                                                                  --------------
GEORGIA -- 3.9%
   Floyd County, GO
      5.000%, 01/01/10                                    1,625           1,680
   Georgia State, Main Street Natural
      Gas Incorporated, Ser B, RB
      5.000%, 03/15/09                                    3,450           3,478
   Georgia State, Municipal Electric
      Authority, Power Revenue,
      Ser A, RB, FSA
      5.500%, 01/01/12                                    4,700           4,966
   Marietta, Housing Authority,
      Essential Function Project,
      RB (A) (B)
      3.950%, 02/01/08                                    2,000           1,996
                                                                  --------------
                                                                         12,120
                                                                  --------------
ILLINOIS -- 3.1%
   Chicago, Ser A, GO, MBIA
      5.250%, 01/01/08                                      700             701
   Chicago, Transit Authority, Federal
      Transit Administration,
      Sector 5307, RB, AMBAC
      4.000%, 06/01/09                                    2,265           2,289
   Cook County, School District No.
      159, GO, FSA (E)
      4.080%, 12/01/10                                      930             838
   Decatur Park District, Park Project,
      Ser B, GO
      4.250%, 12/15/08                                    1,189           1,199
   Illinois State, Sales Tax Revenue
      Authority, RB
      5.000%, 06/15/08                                    1,000           1,009
   McLean County, Public Building
      Commission, Capital Appreciation
      - Public Building Project, RB,
      MBIA (E)
      4.200%, 11/01/10                                    1,550           1,401
   Winnebago County, School District
      No 122, GO, FGIC
      6.550%, 06/01/12                                    2,000           2,260
                                                                  --------------
                                                                          9,697
                                                                  --------------
INDIANA -- 8.4%
   Anderson, Industrial Redevelopment
      Distribution Tax, BAN
      Callable 01/14/08 @ 100
      4.375%, 10/04/08                                    3,700           3,707
   Anderson, Redevelopment District
      Authority, BAN
      Callable 01/14/08 @ 100
      4.150%, 10/04/08                                    2,500           2,503
   Frankfort, Economic Development
      Authority, Frito-Lay Project,
      RB (A)
      3.700%, 05/01/08                                    1,000           1,000
   Hamilton County, BAN
      Callable 12/21/07 @ 100
      4.250%, 07/10/08                                    3,650           3,652

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Martinsville, BAN
      Callable 01/14/08 @ 100
      4.000%, 12/12/08                            $       1,000   $       1,000
   Noblesville, High School Building
      Project, RB, AMBAC
      4.500%, 07/10/10                                    2,410           2,482
   Plainfield, Sewer Works Authority,
      BAN
      Callable 12/04/07 @ 100
      4.100%, 01/01/09                                    5,000           5,002
   Porter County, Hospital Association,
      Hospital Project, RB
      Pre-Refunded @ 102 (C)
      5.700%, 12/01/07                                    1,000           1,020
   Zionsville, Sewer Works Authority,
      BAN
      Callable 12/21/07 @ 100
      4.250%, 12/15/11                                    5,725           5,743
                                                                  --------------
                                                                         26,109
                                                                  --------------
IOWA -- 3.2%
   Coralville, Urban Renewal Project,
      BAN,
      Callable 06/01/08 @ 100
      4.250%, 06/01/09                                    3,100           3,113
   Coralville, Urban Renewal Project,
      Tax Increment, Ser C, TA
      5.000%, 06/01/11                                    1,460           1,501
   Iowa State, Finance Authority,
      Mercy Medical Center Project,
      RB, FSA, MBIA
      Pre-Refunded @ 101 (C)
      5.750%, 08/15/09                                    1,000           1,049
   Waterloo, Community School
      District, BAN & RAN
      4.750%, 06/01/09                                    4,300           4,381
                                                                  --------------
                                                                         10,044
                                                                  --------------
KANSAS -- 2.9%
   Gardner, Temporary Notes, Ser B,
      GO
      Callable 01/14/08 @ 100
      4.200%, 06/01/08                                    2,000           2,009
   Junction City, Temporary Notes,
      Ser A, GO
      5.000%, 06/01/08                                    2,000           2,013
   Junction City, Temporary Notes,
      Ser E, GO
      5.000%, 12/01/07                                    2,200           2,200
   Kansas State, Department of
      Transportation Highway Authority,
      Ser A, RB (D)
      7.250%, 09/01/08                                    1,410           1,451
   University of Kansas, Hospital
      Authority, Refunding &
      Improvement, Health Systems
      Project, RB
      5.000%, 09/01/09                                      580             592
      5.000%, 09/01/10                                      750             773
                                                                  --------------
                                                                          9,038
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
KENTUCKY -- 0.5%
   Lexington-Fayette Urban County,
      Government Housing Authority,
      Richmond Place Project,
      RB (A) (B)
      3.750%, 04/01/08                            $       1,630   $       1,630
                                                                  --------------
LOUISIANA -- 0.8%
   Louisiana State, Energy & Power
      Authority, RB, FSA
      5.500%, 01/01/08                                    1,000           1,002
   Louisiana State, Military
      Department, Custody Receipts
      Project, RB
      5.000%, 08/01/10                                      770             794
      5.000%, 08/01/11                                      750             780
                                                                  --------------
                                                                          2,576
                                                                  --------------
MAINE -- 0.3%
   Maine State, Health & Higher
      Educational Facilities Authority,
      Piper Shores Project, Ser A, RB
      Pre-Refunded @ 101 (C)
      7.550%, 01/01/09                                    1,000           1,044
                                                                  --------------
MARYLAND -- 0.4%
   Maryland State, Economic
      Development Authority,
      Chesapeake Bay, Ser B, RB
      Pre-Refunded @ 101 (C)
      7.750%, 12/01/09                                    1,000           1,095
                                                                  --------------
MASSACHUSETTS -- 4.2%
   Cape Ann, Transportation Authority,
      RAN
      4.250%, 07/11/08                                    2,600           2,611
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
      7.000%, 03/01/08                                    1,000           1,009
   Massachusetts State, Construction
      Loan, Ser A, GO
      Pre-Refunded @ 101 (C)
      6.000%, 02/01/10                                    3,550           3,787
   Massachusetts State, Puttable
      Floating Options Tax Exempt
      Receipts, Ser 4164, RB,
      AMBAC (A)
      3.700%, 12/06/07                                    1,800           1,800
   Massachusetts State, Ser B30,
      GO, FSA (A)
      3.670%, 12/05/07                                      300             300
   Merrimack Valley, Regional
      Transportation Authority, RAN
      4.100%, 06/27/08                                    3,500           3,508
                                                                  --------------
                                                                         13,015
                                                                  --------------
MICHIGAN -- 2.6%
   Hudsonville, Public Schools,
      GO, FGIC
      Pre-Refunded @ 100 (C)
      5.150%, 05/01/08                                    1,710           1,723
   Michigan State, Environmental
      Program, Ser A, GO
      5.000%, 05/01/08                                    2,200           2,215

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, South Central
      Power Agency, RB, AMBAC
      5.000%, 11/01/10                            $       1,020   $       1,068
   Michigan State, Strategic Fund,
      Detroit Symphony Project,
      Ser A, RB (A)
      3.620%, 12/01/07                                      200             200
   Michigan State, Strategic Fund,
      Porter Hills Village Project, RB
      Pre-Refunded @ 101 (C)
      5.375%, 07/01/08                                    1,435           1,466
   North Michigan, Summit Academy
      School, COP
      Pre-Refunded @ 101 (C)
      8.750%, 07/01/10                                    1,100           1,254
                                                                  --------------
                                                                          7,926
                                                                  --------------
MINNESOTA -- 0.6%
   Northern Minnesota, Municipal
      Power Agency, Electricity
      Systems Project, RB, FSA
      5.500%, 01/01/08                                    1,250           1,252
   Roseville, Private School Facilities,
      Northwestern College Project,
      RB (A) (B)
      3.670%, 12/01/07                                      150             150
   Stillwater, Industrial Development
      Authority, Supervalu Incorporated
      Project, RB (A) (B)
      3.700%, 12/05/07                                      305             305
                                                                  --------------
                                                                          1,707
                                                                  --------------
MISSISSIPPI -- 0.6%
   Jones County, South Central
      Regional Medical Center, RB
      Pre-Refunded @ 100 (C)
      5.400%, 12/01/07                                      750             750
   Mississippi State, University
      Educational Building Authority,
      Residence Hall & Campus
      Improvement Project, RB, MBIA
      5.000%, 08/01/08                                    1,245           1,259
                                                                  --------------
                                                                          2,009
                                                                  --------------
MISSOURI -- 0.4%
   Blue Springs, Neighborhood
      Improvemen Authority, Temporary
      Notes, Ser A, GO
      Callable 01/14/08 @ 100
      4.000%, 03/01/09                                    1,250           1,252
                                                                  --------------
NEW HAMPSHIRE -- 0.4%
   Merrimack County, TAN
      4.250%, 12/28/07                                    1,250           1,250
                                                                  --------------
NEW JERSEY -- 1.0%
   Hudson County, COP, MBIA
      6.000%, 06/01/08                                    1,360           1,378
   New Jersey State, Equipment Lease
      Purchase, Ser A, COP
      5.000%, 06/15/08                                    1,750           1,765
                                                                  --------------
                                                                          3,143
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NEW MEXICO -- 0.4%
   Farmington, Utility Systems
      Authority, RB, AMBAC (D)
      9.875%, 01/01/08                            $         125   $         125
   New Mexico State, Mortgage
      Finance Authority, RB (D) (F)
      6.000%, 07/01/10                                    1,045           1,117
                                                                  --------------
                                                                          1,242
                                                                  --------------
NEW YORK -- 8.3%
   Amherst, Industrial Development
      Civic Facilities, University &
      College Improvements Project,
      RB
      Pre-Refunded @ 102 (C)
      6.125%, 10/01/11                                    3,100           3,473
   New York City, Industrial
      Development Agency, Touro
      College Project, Ser A, RB
      Pre-Refunded @ 103 (C)
      6.350%, 06/01/09                                    5,200           5,550
   New York City, Ser E, GO
      5.000%, 08/01/11                                    6,000           6,319
   New York City, Triborough Bridge &
      Tunnel Authority, Convention
      Center Project, Ser E, RB
      7.250%, 01/01/10                                    6,700           6,969
   New York State, Housing Finance
      Agency, Multi-Family Housing
      Authority,Cannon Street Senior
      Housing Project, Ser B, RB (B)
      4.300%, 08/15/10                                    1,490           1,495
   New York State, Thruway Authority,
      Local Highway & Bridge Project,
      RB
      5.000%, 04/01/09                                      725             740
   Suffolk County, Industrial
      Development Agency, Jefferson's
      Ferry Project, Ser A, RB
      Pre-Refunded @ 102 (C)
      7.200%, 11/01/09                                    1,140           1,232
                                                                  --------------
                                                                         25,778
                                                                  --------------
NORTH CAROLINA -- 1.7%
   North Carolina State, GO
      5.000%, 03/01/08                                    1,500           1,506
   North Carolina State, Med Care
      Community Hospital, Wilson
      Medical Center Project, RB
      4.500%, 11/01/08                                    1,235           1,247
   North Carolina State, Municipal
      Power Agency, Ser A,
      RB, AMBAC
      4.000%, 01/01/09                                    2,540           2,560
                                                                  --------------
                                                                          5,313
                                                                  --------------
OHIO -- 4.2%
   Cincinnati, School Computer
      Technology Project, GO, FSA
      5.000%, 12/01/07                                    1,225           1,225
   Greene County, Water Systems
      Revenue Authority, Ser A,
      RB, FGIC
      Pre-Refunded @ 102 (C)
      6.125%, 12/01/07                                    1,000           1,020

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Monroe County, BAN
      4.250%, 03/13/08                            $       1,500   $       1,503
   Ohio State, American Municipal
      Power, Bowling Green Projects,
      Ser A, BAN
      5.000%, 02/01/10                                    2,000           2,033
   Ohio State, Department of
      Administrative Services,
      Administrative Knowledge
      Systems Project, Ser A,
      COP, MBIA
      4.250%, 09/01/09                                    1,845           1,876
      4.000%, 09/01/08                                    2,185           2,196
   Ohio State, GO
      6.650%, 09/01/09                                    1,765           1,833
   Ohio State, Major New State
      Infrastructure, Ser 2005-1,
      RB, MBIA
      4.000%, 12/15/08                                    1,370           1,380
                                                                  --------------
                                                                         13,066
                                                                  --------------
OKLAHOMA -- 1.5%
   Oklahoma State, Industries
      Authority, Health Systems Project,
      Ser A, RB, MBIA
      Pre-Refunded @ 101 (C)
      5.750%, 08/15/09                                    2,110           2,216
   Tulsa County, Independent School
      District No. 5, Building Project,
      GO
      4.000%, 06/01/08                                    1,285           1,289
   Tulsa County, Industrial Authority,
      Owasso Public Schools Project,
      RB
      5.000%, 09/01/10                                    1,200           1,255
                                                                  --------------
                                                                          4,760
                                                                  --------------
OREGON -- 0.3%
   Portland, Community College
      District, GO, FSA
      3.500%, 06/15/08                                    1,000           1,001
                                                                  --------------
PENNSYLVANIA -- 2.0%
   Allegheny County, Port Authority,
      Sub Lien-Transportation,
      RB, MBIA
      5.500%, 06/01/08                                    1,265           1,279
   Montgomery County, Industrial
      Development Authority,
      Retirement Communities Project,
      Ser B, RB
      5.000%, 11/15/10                                    1,400           1,428
      5.000%, 11/15/11                                    1,000           1,022
   Pittsburgh & Allegheny Counties,
      Sports & Exhibition Authority,
      Auditorium Project, Ser A,
      GO, FSA
      4.000%, 12/15/07                                      700             700
   Sayre, Health Care Facilities
      Authority, Guthrie Health Project,
      Ser A, RB
      Pre-Refunded @ 101 (C)
      5.875%, 12/01/11                                    1,700           1,873
                                                                  --------------
                                                                          6,302
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 0.3%
   Puerto Rico Commonwealth,
      Industrial Medical &
      Environmental Authority, Abbott
      Labs Project, RB (A)
      3.950%, 03/01/08                            $       1,000   $       1,001
                                                                  --------------
RHODE ISLAND -- 1.9%
   Rhode Island, Economic
      Development Authority,
      Department of Transportation
      Project, Ser A, GAN
      5.000%, 06/15/09                                    3,300           3,383
   Rhode Island, Health & Educational
      Building Authority, Hospital
      Financing-Lifespan Obligation
      Group Project, RB
      5.750%, 08/15/10                                    1,020           1,067
   Rhode Island, Housing & Mortgage
      Financing Authority,
      Homeownership Opportunity
      Notes, Ser C, RB
      4.000%, 12/06/07                                    1,330           1,330
                                                                  --------------
                                                                          5,780
                                                                  --------------
SOUTH CAROLINA -- 6.0%
   Beaufort County, School District,
      Ser C, GO
      5.000%, 04/01/08                                    2,175           2,187
   Jasper County, BAN
      4.250%, 02/15/08                                    2,500           2,503
   South Carolina State, Jobs
      Economic Development Authority,
      Lutheran Homes Project, RB
      Pre-Refunded @ 102 (C)
      6.625%, 05/01/09                                    5,400           5,747
   South Carolina State, Public Service
      Authority, Ser A, GO, FSA
      5.000%, 01/01/09                                    1,675           1,706
   South Carolina, Jobs-Economic
      Development Authority,
      Improvement-Palmetto Health
      Alliance Project, Ser A, RB
      Pre-Refunded @ 102 (C)
      7.375%, 12/15/10                                    2,600           2,948
   Three Rivers, Solid Waste Authority,
      BAN
      3.720%, 01/15/08                                    3,420           3,420
                                                                  --------------
                                                                         18,511
                                                                  --------------
SOUTH DAKOTA -- 2.6%
   Heartland Consumers Power
      District, RB
      Callable 01/14/08 @ 100 (D)
      6.000%, 01/01/10                                    4,545           4,665
   Heartland Consumers Power
      District, RB, FSA
      6.000%, 01/01/12                                    2,250           2,406
   South Dakota, Health & Educational
      Facilities Authority, Childrens
      Care Hospital Project, RB
      Pre-Refunded @ 101 (C)
      6.125%, 11/01/09                                      705             746

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Watertown, Industrial Development
      Revenue Authority, Supervalu Inc.
      Project, RB
      Callable 01/02/08 @ 100 (A) (B)
      3.700%, 12/05/07                            $         175   $         175
                                                                  --------------
                                                                          7,992
                                                                  --------------
TENNESSEE -- 2.6%
   Blount County, Public Building
      Authority, Local Government
      Public Improvement Project,
      Ser 10-B, RB, XLCA
      Callable 12/13/07 @ 100 (A)
      3.650%, 12/01/07                                      800             800
   GAF, Tax Exempt Bond Grantor
      Trust, RB (A) (B)
      4.000%, 12/01/07                                    1,730           1,730
   Nashville & Davidson County,
      Metropolitan Government,
      Vanderbilt University Project,
      Ser B-1, RB, MBIA (A)
      5.000%, 04/01/08                                    1,000           1,005
   Shelby County, Ser B, GO
      5.500%, 08/01/08                                    1,110           1,126
   Tennessee State, Energy
      Acquisition, Ser A, RB
      5.000%, 09/01/09                                    2,000           2,030
   Tennessee State, Energy
      Acquisition, Ser C, RB
      5.000%, 02/01/10                                    1,500           1,525
                                                                  --------------
                                                                          8,216
                                                                  --------------
TEXAS -- 11.2%
   Conroe, Independent School
      District, GO
      5.000%, 02/15/09                                    1,970           2,010
   Cypress-Fairbanks, Independent
      School District, GO
      Pre-Refunded @ 100 (C)
      6.750%, 02/15/08                                    1,000           1,007
   Eagle Mountain & Saginaw,
      Independent School District,
      Capital Appreciation Project,
      GO (E)
      4.120%, 08/15/11                                    1,235           1,083
   Fort Bend County, Industrial
      Development Authority, Frito Lay
      Project, RB (A)
      3.500%, 10/01/11                                    1,725           1,726
   Fort Bend, Independent School
      District Authority, GO
      Pre-Refunded @ 100 (C)
      5.375%, 02/15/09                                    4,000           4,101
   Harris County, Health Facilities
      Development Authority, Christus
      Health Project, Ser A, RB
      Pre-Refunded @ 101 (C)
      5.375%, 07/01/09                                    5,000           5,212
   Harris County, Health Facilities
      Development Authority, Hermann
      Healthcare System, Ser A, RB
      5.000%, 12/01/08                                    2,250           2,282
   Harris County, Hospital District
      Revenue Authority, RB, MBIA
      Pre-Refunded @ 100 (C)
      6.000%, 08/15/10                                    5,000           5,356


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Laredo, Independent School District,
      Maintenance Tax Notes
      4.080%, 08/01/08                            $       4,900   $       4,913
   Lewisville, Independent School
      District, Capital Appreciation
      Project, GO (E)
      4.070%, 08/15/11                                    1,000             878
   Prosper, Independent School
      District, Capital Appreciation,
      School Building Project, GO (E)
      4.000%, 08/15/11                                    1,130             991
   Tarrant County, College District, GO
      4.500%, 02/15/08                                    1,010           1,012
   Tarrant County, Cultural Education
      Authority, Buckner Retirement
      Services Project, RB
      5.000%, 11/15/10                                      600             614
   Texas State, Municipal Power
      Agency Revenue Authority, Sub
      Lien, RB, FGIC
      Callable 01/14/08 @ 100
      4.250%, 09/01/10                                    2,500           2,505
   Texas State, Transportation
      Commission Authority, Mobility
      Funding Project, Ser A, GO
      5.000%, 04/01/08                                    1,000           1,006
                                                                  --------------
                                                                         34,696
                                                                  --------------
VIRGINIA -- 2.3%
   Big Stone Gap, Redevelopment &
      Housing Authority, RB
      5.000%, 09/01/08                                    1,595           1,615
   Rappahannock, Regional Jail
      Authority, GAN
      Callable 12/01/08 @ 100
      4.250%, 12/01/09                                    1,000           1,007
   Riverside, Regional Jail Authority,
      RAN
      Callable 07/01/09 @ 100
      4.250%, 07/01/10                                    2,615           2,643
   Virginia State, Public Building
      Authority, Ser C, RB
      5.000%, 08/01/08                                    2,000           2,023
                                                                  --------------
                                                                          7,288
                                                                  --------------
WASHINGTON -- 3.5%
   Energy Northwest, Electric Power
      Authority, Project 3, Ser A, RB
      5.000%, 07/01/08                                    2,100           2,120
   King County, School District No.
      411, GO
      6.375%, 12/01/08                                    3,100           3,145
   King County, School District No.
      415, Ser C, GO
      6.300%, 12/01/08                                      690             699
   King County, Ser D, GO
      5.600%, 12/01/09                                    2,000           2,043
   Washington State, Ser A, GO, FSA
      6.250%, 02/01/11                                    1,155           1,207
   Washington State, State Liquor
      Control Board Project, Ser I,
      COP, AMBAC
      4.750%, 01/01/10                                    1,590           1,634
                                                                  --------------
                                                                         10,848
                                                                  --------------

--------------------------------------------------------------------------------
                                                 Face Amount          Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
WISCONSIN -- 3.8%
   Hurley, Waterworks System &
      Sewer Authority, BAN
      Callable 01/14/08 @ 100
      4.550%, 06/01/08                            $       3,675   $       3,678
   Ledgeview, Sanitation District No.
      002, BAN
      Callable 03/01/08 @ 100
      4.750%, 03/01/09                                    2,650           2,657
   Marquette County, RB
      Callable 08/01/09 @ 100
      4.500%, 08/01/10                                    2,630           2,683
   Plover, Ser B, BAN
      Callable 01/14/08 @ 100
      4.250%, 06/01/08                                    1,500           1,502
   Wisconsin State, Health &
      Educational Facilities Authority,
      Healthcare Development Project,
      RB
      Pre-Refunded @ 101 (C)
      6.250%, 11/15/09                                    1,250           1,332
                                                                  --------------
                                                                         11,852
                                                                  --------------
WYOMING -- 0.7%
   Laramie County, Wyoming Sales
      and Use Tax Authority, Specific
      Purpose Project, TAW
      4.500%, 06/30/08                                    2,075           2,087
                                                                  --------------
Total Municipal Bonds
   (Cost $315,866) ($ Thousands)                                        316,923
                                                                  --------------
CASH EQUIVALENT -- 0.0%
      SEI Tax Exempt Trust,
      Institutional Tax Free Fund,
      Cl A, 3.38%+                                       37,356              37
                                                                  --------------
Total Cash Equivalent
   (Cost $37) ($ Thousands)                                                  37
                                                                  --------------
Total Investments -- 102.0%
   (Cost $315,903) ($ Thousands)++                                $     316,960
                                                                  ==============

        Percentages are based on Net Assets of $310,860 ($ Thousands).

 +      The rate shown is the 7-day effective yield as of November 30, 2007.

 ++ At November 30, 2007, the tax basis cost of the Fund's investments was $315,916 ($ Thousands), and the unrealized appreciation and depreciation were $1,309 ($ Thousands) and $(265) ($ Thousands), respectively.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Securities - the maturity date shown is the pre-refunded date.

(D)     Security is escrowed to maturity.

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)     Securities are collateralized under an agreement from FHA.

AMBAC -- American Municipal Bond Assurance Company

BAN -- Bond Anticipation Note

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FHA -- Federal Housing Authority

FSA -- Financial Security Assistance

GO -- General Obligation


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Short Duration Municipal Fund
November 30, 2007

GAN -- Grant Anticipation Note

MBIA -- Municipal Bond Insurance Company

RAN -- Revenue Anticipation Note

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

TAN -- Tax Anticipation Note

TAW -- Tax Anticipation Warrant

XLCA -- XL Capital Assurance

       For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.1%

PENNSYLVANIA -- 83.9%
   Allegheny County, Airport Authority,
      Ser B, RB, FGIC
      5.000%, 01/01/23                            $         500   $         517
   Allegheny County, Higher Education
      Building Authority, Chatham
      College, Ser A, RB
      Callable 03/01/12 @ 100
      5.850%, 03/01/22                                      665             696
   Allegheny County, Higher Education
      Building Authority, Chatham
      College, Ser A, RB,
      Radian Insured
      Callable 09/01/08 @ 102
      5.125%, 09/01/13                                    1,895           1,944
   Allegheny County, Hospital
      Development Authority,
      Harmarville Rehabilitation Center,
      RB
      Callable 01/14/08 @ 100 (D)
      6.000%, 10/01/08                                      125             128
   Allegheny County, Hospital
      Development Authority, Health
      Systems-West Pennsylvania,
      Ser A, RB
      5.000%, 11/15/09                                    1,000           1,004
   Allegheny County, Hospital
      Development Authority,
      Montefiore Hospital, RB,
      Callable 01/14/08 @ 100 (D)
      6.875%, 07/01/09                                      210             215
   Allegheny County, Hospital
      Development Authority, University
      of Pittsburgh Medical Center,
      Ser B, RB
      5.250%, 06/15/15                                    1,000           1,075
   Allegheny County, Housing Finance
      Agency, Single-Family Mortgage,
      Ser CC-1, RB
      Callable 11/01/08 @ 102 (E)
      5.200%, 05/01/17                                      900             913
   Allegheny County, Industrial
      Development Authority, Duquesne
      Light Project, RB, AMBAC
      4.350%, 12/01/13                                    1,500           1,549
   Allegheny County, Ser C-56,
      GO, FSA
      5.000%, 10/01/15                                    1,000           1,095
   Allentown, Area Hospital Authority,
      Sacred Heart Hospital Project, RB
      Callable 01/14/08 @ 100 (D)
      8.000%, 03/01/09                                       95              98
   Bensalem Township, Water &
      Sewer Authority, RB
      Callable 01/14/08 @ 100 (D)
      6.750%, 12/01/14                                       95             104
   Berks County, GO, AMBAC
      5.850%, 11/15/18                                    1,000           1,172
   Blair County, Hospital Authority, RB
      Callable 01/14/08 @ 100 (D)
      6.900%, 07/01/08                                       75              77
   Bucks County, Water & Sewer
      Authority, RB
      Callable 12/01/07 @ 100 (D)
      6.375%, 12/01/08                                       30              30

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Cambria County, Hospital
      Development Authority,
      Conemaugh Valley Memorial
      Hospital, RB
      Callable 01/14/08 @ 100 (D)
      7.625%, 09/01/11                            $         149   $         161
   Central Bucks County,
      School District, GO, MBIA
      5.000%, 05/15/13                                      500             538
   Central Dauphin County, School
      District, GO, MBIA
      Pre-Refunded @ 100 (C)
      6.000%, 02/01/16                                    1,900           2,220
   Chester County, Health &
      Educational Facilities Authority,
      Immaculata College, RB
      Callable 01/14/08 @ 100
      5.250%, 10/15/10                                      345             345
   Chester County, Health &
      Educational Facilities Authority,
      The Devereux Foundation,
      RB, Radian Insured
      Callable 11/01/12 @ 100
      4.400%, 11/01/15                                      100             101
      4.300%, 11/01/14                                      100             100
   Cumberland County, Municipal
      Authority, Presbyterian Homes
      Project, Ser A, RB,
      Radian Insured
      Callable 12/01/12 @ 100
      4.750%, 12/01/19                                    3,170           3,156
   Delaware County, Healthcare
      Authority, Mercy Health Project,
      Ser A, RB
      Callable 01/14/08 @100 (D) (E)
      5.125%, 11/15/12                                      115             116
   Delaware River, Toll Bridge
      Commission, RB
      5.250%, 07/01/13                                    1,475           1,597
   Delaware River, Port Authority of
      Pennsylvania & New Jersey,
      Delaware Bridges Project, RB
      Callable 01/14/08 @ 100 (D)
      6.500%, 01/15/11                                      115             121
   Delaware Valley, Regional Finance
      Authority, RB
      5.500%, 07/01/12                                    1,000           1,084
   Derry Township, Sanitation Sewer
      Authority, RB
      Callable 01/14/08 @ 100 (D)
      6.250%, 08/01/12                                       25              27
   Dover Township, Sewer Authority,
      RB
      Callable 01/14/08 @ 100 (D)
      6.250%, 05/01/12                                       30              32
   Erie County, Hospital Authority, Erie
      County Geriatric, RB
      Callable 01/14/08 @ 100 (D)
      6.250%, 07/01/11                                       95              99
   Erie, Higher Education Building
      Authority, Gannon University
      Project, RB, AMBAC
      Callable 12/24/07 @ 100 (D)
      7.375%, 06/01/08                                       15              15


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Erie, Higher Education Building
      Authority, Mercyhurst College
      Project, RB
      Callable 01/14/08 @ 100
      5.700%, 03/15/11                            $          85   $          85
      5.650%, 03/15/10                                      180             181
   Erie, Higher Education Building
      Authority, Mercyhurst College
      Project, Ser A, RB
      Callable 03/15/15 @ 100
      4.750%, 03/15/20                                    1,500           1,503
   Great Valley School District,
      Chester County, GO, FSA
      5.000%, 02/15/15                                    1,500           1,636
      5.000%, 02/15/16                                    1,000           1,095
   Greenwood, School District
      Authority, GO, MBIA
      Callable 01/14/08 @ 100 (D)
      6.750%, 09/01/08                                       10              10
   Hampton Township, Sanitation
      Sewer Authority, RB
      Callable 03/01/08 @ 100 (D)
      6.500%, 09/01/10                                       60              65
   Hickory Township, Municipal
      Authority, RB (D)
      6.250%, 02/01/14                                      305             326
   Horsham Township, Sewer
      Authority, RB, MBIA
      Callable 01/14/08 @ 100 (D)
      6.700%, 01/01/11                                       15              16
   Indiana County, Industrial
      Development Authority, Exelon
      Generation Project, Ser A, RB
      Callable 01/01/08 @ 100 (A) (B)
      3.710%, 12/01/07                                      300             300
   Kennett, Consolidated School
      District, GO, MBIA
      5.000%, 02/15/15                                      505             549
   Lancaster County, Hospital
      Authority, Health Systems Project,
      Ser B, RB
      Callable 03/15/17 @ 100
      5.000%, 03/15/20                                    1,000           1,050
   Lancaster, Area Sewer Authority,
      RB (D)
      6.750%, 04/01/12                                       10              11
      6.000%, 04/01/12                                      230             242
   Lancaster, Parking Authority, RB
      Callable 01/14/08 @ 100 (D)
      5.750%, 01/01/12                                       35              36
   Lancaster, Solid Waste
      Management Authority, Ser B,
      RB, AMBAC
      Pre-Refunded @ 101 (C)
      5.375%, 12/15/08                                    1,200           1,237
   Langhorne, Higher Education
      Authority, Woods Services, RB,
      Radian Insured
      Callable 11/15/11 @ 100
      4.950%, 11/15/16                                    2,485           2,538
      4.650%, 11/15/13                                      850             866
   Lehigh County, General Purpose
      Authority, Lehigh Valley Hospital
      Project, Ser A, RB
      Callable 01/01/08 @ 100 (A)
      3.630%, 12/01/07                                      200             200

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lower Pottsgrove Township, Sewer
      Authority, RB
      Callable 05/01/08 @ 100 (D)
      6.250%, 05/01/12                            $          65   $          68
   Luzerne County, Ser C, GO, FGIC
      5.250%, 12/15/15                                    1,000           1,093
   McKeesport, Area School District,
      Ser C, GO
      Callable 01/14/08 @ 100 (D)
      5.000%, 04/01/13                                      415             427
   Meadville, Area Water Authority,
      RB, FSA
      5.125%, 07/01/14                                      435             479
   Mifflin County, Hospital Authority,
      RB, Radian Insured
      Partially Pre-Refunded @ 101 (C)
      5.500%, 01/01/11                                    1,375           1,475
   Monroe County, Hospital Authority,
      Pocono Medical Center Project,
      Ser A, RB, Radian Insured
      Callable 01/01/12 @ 100
      5.500%, 01/01/22                                    1,000           1,019
   Montgomery County, Higher
      Education & Health Authority,
      Arcadia University, RB,
      Radian Insured
      5.000%, 04/01/15                                      500             523
   Montgomery County, Higher
      Education & Health Authority,
      Dickinson College, Ser FF1,
      RB, CIFG
      5.000%, 05/01/16                                    1,140           1,232
   Montgomery County, Industrial
      Development Authority, Resource
      Recreation-Montenay Project,
      Ser A, RB, MBIA
      5.250%, 11/01/14                                    1,000           1,100
   Neshaminy, Water Reserve
      Authority, RB
      Callable 01/14/08 @ 100 (D)
      5.750%, 03/01/11                                       15              15
   Northampton County, Higher
      Education Building Authority,
      Moravian College, RB,
      Radian Insured
      Callable 07/01/09 @ 100
      5.125%, 07/01/19                                      470             472
   Northampton County, Industrial
      Development Authority, Moravian
      Hall Square Project, RB,
      Radian Insured
      Callable 01/01/13 @ 100
      5.500%, 07/01/15                                      995           1,050
   Northampton County, Industrial
      Development Authority, Moravian
      Hall Square Project, Ser B, RB,
      Radian Insured
      Callable 01/14/08 @ 100
      5.350%, 07/01/10                                      100             100
   Northampton County, Municipal
      Water Authority, RB
      Callable 01/14/08 @ 100 (D)
      6.750%, 11/01/13                                       25              27
   Pennsylvania State, 1st Ser, GO
      5.000%, 10/01/15                                    1,300           1,428


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F,
      RB, AMBAC
      5.000%, 12/01/14                            $       2,000   $       2,140
   Pennsylvania State, Economic
      Development Financing Authority,
      Dr. Gertrude A. Barber Center
      Project, RB, Radian Insured
      Callable 12/01/10 @ 100
      5.625%, 12/01/15                                      885             918
   Pennsylvania State, Economic
      Development Financing Authority,
      York Water Project, Ser A,
      RB, XLCA
      Callable 04/01/14 @ 100
      5.000%, 04/01/16                                    1,450           1,533
   Pennsylvania State, Higher
      Education Facilities Authority,
      Allegheny Delaware Valley
      Obligation Project, Ser A,
      RB, MBIA
      5.600%, 11/15/10                                    2,000           2,106
   Pennsylvania State, Higher
      Education Facilities Authority,
      Allegheny Delaware Valley
      Obligation Project, Ser A,
      RB, MBIA
      Callable 01/14/08 @ 101
      5.875%, 11/15/16                                       25              25
   Pennsylvania State, Higher
      Education Facilities Authority,
      Allegheny Delaware Valley
      Obligation Project, Ser C,
      RB, MBIA
      Callable 01/14/08 @ 101
      5.875%, 11/15/18                                    3,200           3,235
      5.700%, 11/15/10                                       50              51
   Pennsylvania State, Higher
      Education Facilities Authority,
      Drexel University, RB
      Callable 11/01/12 @ 100
      5.500%, 05/01/13                                    2,750           2,973
   Pennsylvania State, Higher
      Education Facilities Authority,
      Philadelphia University, RB,
      Radian Insured
      Pre-Refunded @ 100 (C)
      5.750%, 06/01/10                                      660             699
   Pennsylvania State, Higher
      Education Facilities Authority,
      UPMC Health System Project,
      Ser A, RB
      5.125%, 01/15/11                                      500             520
   Pennsylvania State, Higher
      Education Facilities Authority,
      University of Pennsylvania Health
      Project, Ser A, RB, AMBAC
      5.000%, 08/15/14                                    1,000           1,083
   Pennsylvania State, Higher
      Education Facilities Authority,
      University of Pennsylvania Health
      Project, Ser A, RB, MBIA
      Callable 07/01/08 @ 100
      5.375%, 01/01/14                                    2,000           2,021


--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher
      Education Facilities Authority,
      University of the Arts, RB,
      Radian Insured
      Callable 03/15/10 @ 100
      5.500%, 03/15/13                            $       1,025   $       1,049
   Pennsylvania State, Higher
      Education Facilities Authority,
      Widener University, RB
      Callable 07/15/13 @ 100
      5.000%, 07/15/20                                    1,000           1,016
   Pennsylvania State, Housing
      Finance Agency, RB (D)
      7.750%, 12/01/07                                       25              25
   Pennsylvania State, Housing
      Finance Agency, Ser 97A, RB
      Callable 10/01/16 @ 100
      4.500%, 10/01/22                                    1,000             944
   Pennsylvania State,
      Intergovernmental Authority,
      Philadelphia Funding Project,
      Special Tax, FGIC
      Callable 06/15/09 @ 100
      5.250%, 06/15/15                                    3,100           3,179
   Pennsylvania State, University
      Project, Ser B, RB
      5.250%, 08/15/21                                    1,000           1,125
   Philadelphia Gas Works,
      12th Ser B, RB, MBIA (D)
      7.000%, 05/15/20                                    1,625           1,949
   Philadelphia Gas Works, 3rd Ser,
      RB, FSA
      Pre-Refunded @ 100 (C)
      5.125%, 08/01/11                                      880             937
   Philadelphia, Airport Authority,
      Ser B, RB, FSA
      5.000%, 06/15/17                                      750             793
   Philadelphia, GO, CIFG
      5.000%, 08/01/17                                    1,000           1,076
   Philadelphia, Hospital & Higher
      Education Facilities Authority,
      Jefferson Health Systems Project,
      Ser A, RB, AMBAC
      Callable 05/15/08 @ 101
      5.125%, 05/15/18                                    1,000           1,016
   Philadelphia, Industrial
      Development Authority, Elmira
      Project, Ser A, RB
      Pre-Refunded @ 102 (C) (E)
      5.300%, 02/01/08                                    1,065           1,089
   Philadelphia, Parking Authority,
      RB, AMBAC
      Callable 02/01/09 @ 101
      5.250%, 02/01/15                                      225             232
   Philadelphia, Redevelopment
      Authority, Multi-Family Housing
      Authority, Woodstock Project,
      RB, HUD
      Callable 08/01/08 @ 100
      5.450%, 02/01/23                                    1,250           1,255
   Philadelphia, School District, Ser B,
      GO, AMBAC
      5.000%, 04/01/13                                      500             537
   Philadelphia, Water & Wastewater
      Authority, Ser A, RB, AMBAC
      5.000%, 08/01/15                                    1,000           1,087


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pittsburgh, Public Parking Authority,
      Saint Francis General Hospital
      Project, RB
      Callable 01/14/08 @ 100 (D)
      6.625%, 10/01/12                            $          20   $          22
   Pittsburgh, Ser A, GO, AMBAC
      5.500%, 09/01/14                                    1,885           2,004
   Pittsburgh, Ser B, GO, FSA
      5.250%, 09/01/15                                    1,000           1,111
   Pittsburgh, Urban Redevelopment
      Authority, Home Improvement
      Loan Project, Ser B, RB
      Callable 08/01/08 @ 101
      5.150%, 02/01/17                                      175             177
   Pittsburgh, Urban Redevelopment
      Authority, Ser B, RB
      Callable 10/01/08 @ 101 (E)
      4.700%, 10/01/10                                       90              91
   Pittsburgh, Urban Redevelopment
      Authority, Triangle Tax Increment,
      Ser A, TA
      Callable 01/14/08 @ 100 (B)
      6.000%, 12/01/11                                    2,180           2,209
   Pittsburgh, Urban Redevelopment
      Authority, Triangle Tax Increment,
      Ser B, TA
      Callable 01/14/08 @ 100 (B)
      6.250%, 03/15/15                                    1,800           1,814
   Quakertown, Hospital Authority,
      Community Hospital Project,
      RB (D)
      7.125%, 01/01/11                                       70              74
   Reading, Area Water Authority,
      RB, FSA
      Callable 06/01/17 @100
      5.000%, 12/15/21                                    2,080           2,234
   Scranton-Lackawanna, Health &
      Welfare Authority, Moses Taylor
      Hospital, RB
      Callable 01/14/08 @ 100 (D)
      6.625%, 07/01/09                                      255             263
   Shaler Township, School District
      Authority, GO
      Callable 01/14/08 @ 100 (D)
      6.250%, 04/15/08                                       10              10
   South Fayette Township, Sanitation
      Authority, RB
      Callable 01/14/08 @ 100 (D)
      6.375%, 11/01/12                                       85              92
   South Fork, Municipal Authority,
      Conemaugh Health Systems
      Project, Ser A, RB, MBIA
      Callable 01/01/08 @ 100 (A)
      3.650%, 12/01/07                                      200             200
   South Fork, Municipal Authority,
      Conemaugh Valley Memorial
      Hospital, RB (E)
      5.625%, 07/01/10                                       15              16
   Southcentral, General Authority,
      Hanover Hospital Project, RB,
      Radian Insured
      Callable 06/01/12 @ 100
      4.900%, 12/01/14                                      545             561
   Susquehanna Township, Sewer
      Authority, RB
      Callable 01/14/08 @ 100 (D)
      6.000%, 11/15/13                                       60              65

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   University of Pittsburgh, University
      Capital Project, Ser A, RB
      3.620%, 12/05/07                            $         400   $         400
   Upper Allen Township, Sewer
      Authority, RB
      Callable 01/14/08 @ 100 (D)
      5.750%, 04/01/13                                      185             200
   Warwick, School District, GO, FGIC
      5.000%, 02/15/15                                    1,000           1,087
   Westmoreland County, Municipal
      Authority, Special Obligation (D)
      9.125%, 07/01/10                                       35              37
   Willistown Township, Municipal
      Authority, RB
      Callable 01/14/08 @ 100 (D)
      6.000%, 01/01/15                                       15              16
   Wrightsville, Municipal Sewer
      Authority, RB
      Callable 01/14/08 @ 100 (D)
      5.625%, 11/15/08                                       10              10
   York County, Industrial
      Development Authority,
      York Water Project, RB
      3.750%, 12/01/07                                    1,000             994
   York Township, Water & Sewer
      Authority, RB (D)
      5.900%, 08/01/13                                      105             118
                                                                  --------------
                                                                         91,201
                                                                  --------------
PUERTO RICO -- 15.2%
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser QQ,
      RB, XLCA
      5.500%, 07/01/16                                      500             562
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser UU,
      RB, MBIA
      5.000%, 07/01/19                                      500             543
   Puerto Rico Commonwealth,
      Government Development Bank
      Authority, Ser B, RB
      5.000%, 12/01/11                                      250             261
      5.000%, 12/01/13                                      880             926
   Puerto Rico Commonwealth,
      Government Development Bank,
      Ser B, RB
      5.000%, 12/01/14                                      650             685
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser AA, RB, MBIA
      5.500%, 07/01/18                                    1,100           1,245
      5.500%, 07/01/19                                    1,000           1,132
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser BB, RB, AMBAC
      5.250%, 07/01/17                                    1,500           1,664
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser CC, RB
      5.000%, 07/01/16                                    1,230           1,297
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser K, RB
      5.000%, 07/01/13                                      480             503


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                Face Amount           Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser N, RB
      5.500%, 07/01/24                            $       1,000   $       1,073
   Puerto Rico Commonwealth,
      Housing Finance Authority,
      Capital Funding Program,
      RB, HUD
      5.000%, 12/01/13                                      500             527
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
      5.500%, 07/01/16                                    1,000           1,086
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A,
      RB (B)
      5.750%, 02/01/08                                    1,635           1,714
   Puerto Rico Commonwealth, Public
      Improvement Authority, Ser A, GO
      5.250%, 07/01/14                                    1,000           1,065
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A,
      GO, MBIA
      5.500%, 07/01/18                                    1,000           1,123
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A,
      GO, XLCA
      5.500%, 07/01/17                                    1,050           1,172
                                                                  --------------
                                                                         16,578
                                                                  --------------
Total Municipal Bonds
   (Cost $106,003) ($ Thousands)                                        107,779
                                                                  --------------
CASH EQUIVALENT -- 0.0%
      SEI Tax Exempt Trust,
      Institutional Tax Free Fund,
      Cl A, 3.38%+                                       26,730              27
                                                                  --------------
Total Cash Equivalent
   (Cost $27) ($ Thousands)                                                  27
                                                                  --------------
Total Investments -- 99.1%
   (Cost $106,030) ($ Thousands)++                                $     107,806
                                                                  ==============

             Percentages  are based on Net Assets of $108,747 ($ Thousands).

+ The rate shown is the 7-day effective yield as of November 30, 2007.

++ At November 30, 2007, the tax basis cost of the Fund's investments was $106,096 ($ Thousands), and the unrealized appreciation and depreciation were $2,045 ($ Thousands) and $(335) ($ Thousands), respectively.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Securities - the maturity date shown is the pre-refunded date.

(D)          Security is escrowed to maturity.

(E) Securities are collateralized under an agreement from FHA, FNMA, GNMA and Connie Lee.

AMBAC -- American Municipal Bond Assurance Company

CIFG -- CDC IXIS Financial Guaranty

Cl -- Class

Connie Lee -- College Construction Loan Insurance Association

FGIC -- Financial Guaranty Insurance Company

FHA -- Federal Housing Agency

FNMA -- Federal National Mortgage Association

FSA -- Financial Security Assistance

GNMA -- Government National Mortgage Association

GO -- General Obligation

HUD -- Housing Urban Development

MBIA -- Municipal Bond Insurance Association

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

             For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.4%

MASSACHUSETTS -- 85.2%
   Ashland, GO, AMBAC
      5.000%, 05/15/15                            $         230   $         251
   Boston, Ser A, GO
      5.000%, 01/01/14                                    1,000           1,086
   Erving, GO
      5.375%, 06/15/12                                      500             512
   Fall River, GO, FSA
      Callable 02/01/13 @ 101
      5.250%, 02/01/15                                    1,000           1,089
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
      5.875%, 03/01/15                                      185             212
      5.500%, 03/01/12                                      500             525
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB, FGIC
      7.000%, 03/01/11                                      270             300
      7.000%, 03/01/21                                      500             615
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB, MBIA
      7.000%, 03/01/11                                    1,100           1,224
   Massachusetts Bay, Transportation
      Authority, Ser A, SPA
      5.000%, 07/01/15                                    1,000           1,090
   Massachusetts Bay, Transportation
      Authority, Ser A, SPA
      Callable 07/01/10 @ 100
      5.750%, 07/01/13                                       45              48
   Massachusetts Bay, Transportation
      Authority, Ser B, Special Tax
      5.250%, 07/01/21                                    1,000           1,123
   Massachusetts Bay, Transportation
      Authority, Ser C, RB
      5.500%, 07/01/18                                      245             280
      5.250%, 07/01/13                                      500             546
      5.250%, 07/01/21                                      250             281
   Massachusetts Bay, Transportation
      Authority, Ser C, RB (D)
      5.500%, 07/01/18                                        5               6
   Massachusetts State, Consolidated
      Loan, Ser B, GO, FSA
      Pre-Refunded @ 100 (C)
      5.500%, 03/01/12                                      100             109
   Massachusetts State, Consolidated
      Loan, Ser D, GO
      5.000%, 08/01/16                                      250             274
   Massachusetts State, Consolidated
      Loan, Ser D, GO, MBIA
      5.500%, 11/01/15                                      500             564
   Massachusetts State, Consolidated
      Loan, Ser E, GO, FSA
      Pre-Refunded @ 100 (C)
      5.250%, 01/01/13                                      500             543
   Massachusetts State, Development
      Finance Agency, Boston College
      Project, Ser P, RB
      Callable 07/01/17 @ 100
      5.000%, 07/01/19                                      250             271
   Massachusetts State, Development
      Finance Agency, Babson College
      Project, Ser A, RB, MBIA
      5.000%, 10/01/17                                      500             548

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
      Finance Agency, Biomedical
      Research Project, Ser C, RB
      Callable 08/01/10 @ 101
      6.000%, 08/01/11                            $         210   $         223
   Massachusetts State, Development
      Finance Agency, Boston
      University Project, Ser R-2,
      RB, XLCA
      Callable 01/02/08 @ 100 (A)
      3.630%, 12/01/07                                      200             200
   Massachusetts State, Development
      Finance Agency, College of
      Pharmacy & Allied Health
      Sciences Project, Ser C, RB (D)
      5.000%, 07/01/10                                      175             183
   Massachusetts State, Development
      Finance Agency, Emerson
      College Project, Ser A, RB
      5.000%, 01/01/14                                    1,000           1,063
   Massachusetts State, Development
      Finance Agency, Hampshire
      College Project, RB
      5.150%, 10/01/14                                      450             469
   Massachusetts State, Development
      Finance Agency, Holy Cross
      Project, RB, AMBAC
      Callable 09/01/17 @ 100
      5.000%, 09/01/18                                      250             272
   Massachusetts State, Development
      Finance Agency, Visual &
      Performing Arts Project, RB
      5.750%, 08/01/14                                      500             559
   Massachusetts State, Development
      Finance Agency, Wheelcock
      College Project, Ser C, RB
      5.000%, 10/01/17                                      500             516
   Massachusetts State, Development
      Finance Agency, Williston
      Northampton School Project, RB
      Pre-Refunded @ 102 (C)
      6.000%, 10/01/08                                      110             114
   Massachusetts State, Federal
      Highway Project, Ser A, RB, MBIA
      5.250%, 12/15/12                                      500             542
   Massachusetts State, Health &
      Educational Facilities Authority,
      Baystate Medical Center Project,
      Ser F, RB
      5.000%, 07/01/10                                      250             256
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lahey Clinic Medical Center,
      Ser C, RB, FGIC
      5.000%, 08/15/15                                    1,320           1,429
   Massachusetts State, Health &
      Educational Facilities Authority,
      Massachusetts Institute
      Technology Project, Ser L, RB
      5.000%, 07/01/13                                    1,500           1,626
   Massachusetts State, Health &
      Educational Facilities Authority,
      North Adams Regional Hospital
      Project, Ser C, RB
      Callable 01/14/08 @ 101
      6.750%, 07/01/09                                       15              15


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Project,
      Ser E, RB
      5.000%, 07/01/12                            $         500   $         531
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Systems
      Project, Ser G, RB
      Callable 07/01/17 @ 100
      5.000%, 07/01/18                                      200             214
   Massachusetts State, Health &
      Educational Facilities Authority,
      Tufts University Project, Ser J, RB
      5.500%, 08/15/15                                      605             682
   Massachusetts State, Housing
      Finance Agency, Ser D, RB
      Callable 12/01/09 @ 100 (A)
      3.900%, 12/07/07                                    1,000           1,003
   Massachusetts State, Housing
      Finance Agency, Ser E, RB
      Callable 12/01/14 @ 100
      5.000%, 12/01/28                                      250             248
   Massachusetts State, Housing
      Finance Agency, Single Family
      Housing Project, Ser 3, RB
      Callable 06/01/13 @ 100 (A)
      4.200%, 02/01/14                                      565             561
   Massachusetts State, Industrial
      Finance Agency, Boston Edison
      Project, Ser A, RB
      Callable 01/14/08 @ 100
      5.750%, 02/01/14                                      925             926
   Massachusetts State, Port Authority,
      Bosfuel Project, RB, FGIC
      5.000%, 07/01/16                                      750             799
   Massachusetts State, Port Authority,
      Ser A, RB
      5.750%, 07/01/12                                      450             491
   Massachusetts State, Port Authority,
      Ser C, RB, FSA
      5.000%, 07/01/15                                    1,150           1,240
   Massachusetts State, School
      Building Authority, Ser A, RB, FSA
      5.000%, 08/15/14                                      750             817
   Massachusetts State, Ser A, GAN,
      MBIA
      5.500%, 12/15/13                                    1,000           1,106
   Massachusetts State, Ser A, GO
      5.250%, 08/01/22                                      300             337
   Massachusetts State, Ser A,
      GO, FSA
      5.250%, 08/01/20                                      500             564
   Massachusetts State, Ser B, GO,
      FGIC (D)
      7.000%, 07/01/09                                      400             414
   Massachusetts State, Ser B,
      GO, FSA
      5.250%, 09/01/21                                      500             564
   Massachusetts State, Ser C,
      GO, MBIA
      5.500%, 12/01/20                                      750             862
   Massachusetts State, Ser D, GO
      5.500%, 10/01/16                                      200             227
   Massachusetts State, Ser D, GO,
      MBIA
      5.500%, 11/01/12                                    1,000           1,095

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Ser E, GO
      Pre-Refunded @ 100 (C)
      5.000%, 11/01/16                            $         250   $         276
   Massachusetts State, Special
      Obligation, FGIC
      Pre-Refunded @ 100 (C)
      5.000%, 01/01/14                                      250             271
   Massachusetts State, Special
      Obligation, Ser A, GAN, FSA
      5.000%, 12/15/13                                    1,600           1,731
   Massachusetts State, Water
      Pollution Abatement Authority,
      Pool Program, Ser 8, RB
      Callable 08/01/12 @ 100
      5.250%, 08/01/13                                        5               5
   Massachusetts State, Water
      Pollution Abatement Authority,
      Pool Program, Ser A, RB
      5.250%, 08/01/14                                      625             690
   Massachusetts State, Water
      Resources Authority, Ser B,
      RB, FSA
      5.250%, 08/01/23                                      500             560
   Massachusetts State, Water
      Resources Authority, Ser C, RB
      6.000%, 12/01/11                                      105             112
   Massachusetts State, Water
      Resources Authority, Ser C,
      RB (D)
      6.000%, 12/01/11                                      170             182
   Springfield, Municipal Purpose
      Loan, GO, FSA
      5.750%, 08/01/14                                    1,000           1,131
   Springfield, Municipal Purpose
      Loan, GO, MBIA
      5.250%, 08/01/15                                    1,000           1,105
   Springfield, Water & Sewer
      Commission, Ser A, RB, AMBAC
      Callable 07/15/16 @ 100
      5.000%, 07/15/17                                      500             543
                                                                  --------------
                                                                         38,251
                                                                  --------------
PUERTO RICO -- 12.7%
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser LL,
      RB, MBIA
      5.500%, 07/01/18                                      250             281
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser QQ,
      RB, XLCA
      5.500%, 07/01/16                                      250             281
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser UU,
      RB, FSA
      5.000%, 07/01/14                                      200             217
   Puerto Rico Commonwealth, GO
      6.500%, 07/01/13                                      250             281
   Puerto Rico Commonwealth,
      Government Development Bank,
      Ser B, RB
      5.000%, 12/01/14                                      250             263
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser CC, RB
      5.000%, 07/01/14                                      300             316
      5.000%, 07/01/16                                      750             791


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                Face Amount           Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser Y, RB, MBIA
      6.250%, 07/01/14                     $                  5   $           6
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser Y, RB, MBIA (D)
      6.250%, 07/01/14                                       45              52
   Puerto Rico Commonwealth,
      Infrastructure Authority, Ser C,
      Special Tax, AMBAC
      5.500%, 07/01/16                                      250             279
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
      5.500%, 07/01/12                                      500             533
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100
      5.000%, 07/01/28                                      250             256
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A,
      RB (B)
      5.750%, 02/01/08                                      800             839
   Puerto Rico Commonwealth, Public
      Improvement Authority, Ser A, GO
      5.250%, 07/01/15                                    1,000           1,067
   Puerto Rico Commonwealth,
      Ser A, GO
      Callable 07/01/12 @ 100
      5.000%, 07/01/30                                      250             256
                                                                  --------------
                                                                          5,718
                                                                  --------------
VIRGIN ISLANDS -- 0.5%
   Virgin Islands, Public Financing
      Authority, Gross Receipts Taxes,
      Loan Note Project, Ser A, RB
      5.625%, 10/01/10                                      220             227
                                                                  --------------
Total Municipal Bonds
   (Cost $43,480) ($ Thousands)                                          44,196
                                                                  --------------
CASH EQUIVALENT -- 0.0 %
      SEI Tax Exempt Trust,
      Institutional Tax Free Fund,
      Cl A, 3.38%+                                       18,205              18
                                                                  --------------
Total Cash Equivalent
   (Cost $18) ($ Thousands)                                                  18
                                                                  --------------
Total Investments -- 98.4%
   (Cost $43,498) ($ Thousands)++                                 $      44,214
                                                                  ==============

       Percentages are based on Net Assets of $44,913 ($ Thousands).

+      The rate shown is the 7-day effective yield as of November 30, 2007.

++ At November 30, 2007, the tax basis cost of the Fund's investments was $43,498 ($ Thousands), and the unrealized appreciation and depreciation were $791 ($ Thousands) and $(75) ($ Thousands), respectively.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Securities - the maturity date shown is the pre-refunded date.

(D)    Security is escrowed to maturity.

AMBAC -- American Municipal Bond Assurance Company

Cl -- Class

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GAN -- Grant Anticipation Note

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

RB -- Revenue Bond

Ser -- Series

SPA -- Special Assessment

XLCA -- XL Capital Assurance

       For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.1%

NEW JERSEY -- 86.0%
   Atlantic County, Public Facilities
      Lease Agreement, COP, FGIC
      6.000%, 03/01/13                            $       1,000   $       1,116
   Bergen County, Utilities Authority,
      Water Pollution Control Project,
      Ser A, RB, FGIC
      5.000%, 12/15/10                                    1,000           1,050
   Burlington County, Bridge
      Commissioner, Governmental
      Loan Program, RB
      Callable 10/15/12 @ 100
      5.000%, 10/15/13                                    1,290           1,381
   Burlington County, Bridge
      Commissioner, Governmental
      Loan Program, RB, AMBAC
      5.000%, 05/15/11                                    1,230           1,297
      5.000%, 12/15/13                                    1,000           1,084
   Camden County, Municipal Utilities
      Authority, County Agreement
      Project, Ser B, RB, FGIC
      5.000%, 07/15/15                                    1,750           1,904
   Cumberland County, Improvement
      Authority, County Guaranteed
      Project, RB, MBIA
      5.000%, 01/01/13                                      500             536
   East Orange, Ser A, GO, FSA
      5.000%, 08/01/12                                    1,185           1,270
   Freehold, Regional High School
      District, GO, FGIC
      5.000%, 03/01/15                                    1,280           1,395
   Garden State, Preservation Trust,
      Ser C, RB, FSA
      5.125%, 11/01/16                                    1,000           1,113
   Gloucester, Industrial Pollution
      Authority, Pollution Control-
      Exxonmobil Project, RB
      Callable 12/13/07 @ 100 (A)
      3.370%, 12/01/07                                      125             125
   Jersey City, General Improvements,
      Ser A, GO, FSA
      6.250%, 10/01/11                                    1,225           1,347
   Jersey City, General Improvements,
      Ser B, GO, FSA
      Pre-Refunded @ 102 (B)
      5.000%, 09/01/11                                    1,005           1,085
   Lacey, Municipal Utilities Authority,
      RB, AMBAC
      Callable 12/01/17 @ 100
      5.000%, 12/01/19                                      550             597
   Lafayette Yard, Community
      Development Authority, Trenton
      Hotel/Conference Center Project,
      RB, MBIA
      Pre-Refunded @ 101 (B)
      6.125%, 04/01/10                                      500             537
      5.250%, 04/01/10                                      540             570
   Mantua Township, School Board
      Reserve Fund, GO, MBIA
      Pre-Refunded @ 100 (B)
      5.700%, 03/01/09                                      850             876
   New Jersey State Transportation
      Trust Fund, Transportation
      Systems Project, Ser A, RB, FSA
      5.500%, 12/15/16                                    3,000           3,411

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Casino
      Reinvestment Authority, Ser A,
      RB, MBIA
      5.000%, 06/01/14                            $       3,000   $       3,256
   New Jersey State, Economic
      Development Authority, Masonic
      Charity Foundation Project, RB
      Callable 06/01/11 @ 102
      5.000%, 06/01/12                                      890             936
   New Jersey State, Economic
      Development Authority, Motor
      Vehicle Surcharge Revenue
      Project, Ser A, RB, MBIA
      Callable 07/01/14 @ 100
      5.250%, 07/01/15                                    2,000           2,193
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      RB, FGIC
      Pre-Refunded @ 100 (B)
      5.000%, 09/01/14                                    1,900           2,077
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser C, RB, MBIA
      Pre-Refunded @ 100 (B)
      5.000%, 06/15/12                                    3,200           3,427
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser G, RB, AMBAC
      Pre-Refunded @ 100 (B)
      5.000%, 09/01/13                                    1,550           1,682
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
      5.000%, 09/01/13                                    1,000           1,075
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
      Pre-Refunded @ 100 (B)
      5.250%, 09/01/14                                    1,275           1,411
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser K, RB, AMBAC
      Callable 12/15/15 @ 100
      5.250%, 12/15/16                                    1,485           1,644
   New Jersey State, Economic
      Development Authority, Trenton
      Office Complex, RB, FSA
      5.250%, 06/15/11                                    1,400           1,492
   New Jersey State, Educational
      Facilities Authority, Fairleigh
      Dickinson Project, Ser C, RB
      6.000%, 07/01/12                                    1,670           1,748
   New Jersey State, Educational
      Facilities Authority, Princeton
      University Project, Ser E, RB
      5.000%, 07/01/15                                    2,500           2,751
   New Jersey State, Educational
      Facilities Authority, Princeton
      University Project, Ser F, RB (A)
      3.340%, 12/01/07                                      195             195


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Educational
      Facilities Authority, Ramapo
      College Project, Ser I,
      RB, AMBAC
      5.000%, 07/01/18                            $       1,620   $       1,767
   New Jersey State, Environmental
      Infrastructure, Wastewater
      Treatment Project, Ser C, RB
      5.000%, 07/01/11                                    1,125           1,190
   New Jersey State, GO
      Pre-Refunded @ 100 (B)
      6.000%, 05/01/10                                      500             532
   New Jersey State, Garden State
      Preservation Trust, Ser A,
      RB, FSA
      5.250%, 11/01/11                                    2,000           2,145
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Atlantic Care Medical Center
      Project, RB
      Callable 07/01/17 @ 100
      5.000%, 07/01/21                                    2,000           2,072
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Burdette Tomlin Memorial
      Hospital Project, RB
      Callable 07/01/09 @ 101
      5.250%, 07/01/11                                      535             550
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Children's Specialized Hospital,
      Ser A, RB
      5.000%, 07/01/12                                      400             408
      5.000%, 07/01/14                                      510             513
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Children's Specialized Hospital,
      Ser A, RB
      Callable 07/01/15 @ 100
      5.000%, 07/01/18                                      200             199
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Health Systems Obligation Group,
      Ser A, RB
      5.000%, 07/01/08                                    1,000           1,004
   New Jersey State, Healthcare
      Facilities Financing Authority,
      Palisades Medical Center Project,
      RB, ACA Insured
      Callable 07/01/09 @ 101
      4.800%, 07/01/10                                      615             618
   New Jersey State, Healthcare
      Facilities Financing Authority,
      RWJ Health Care Corporation
      Project, Ser B, RB,
      Radian Insured
      5.000%, 07/01/13                                    1,000           1,033
      5.000%, 07/01/14                                      570             590
   New Jersey State, Healthcare
      Facilities Financing Authority,
      South Jersey Hospital Project, RB
      Callable 07/01/09 @ 101
      5.000%, 07/01/17                                    1,875           1,976
   New Jersey State, Highway
      Authority, Garden State Parkway
      Project, RB, FGIC (C)
      5.500%, 01/01/12                                    1,700           1,841

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Highway
      Authority, Garden State Parkway
      Project, RB, FGIC
      Pre-Refunded @ 100 (B)
      5.250%, 01/01/18                            $       1,480   $       1,589
   New Jersey State, Ser H, GO
      5.250%, 07/01/11                                    2,000           2,129
      5.250%, 07/01/12                                    2,000           2,157
   New Jersey State, Ser H, GO, FSA
      5.250%, 07/01/15                                    1,485           1,649
   New Jersey State, Transportation
      Administration, Federal
      Transportation Grants, Ser B,
      COP, AMBAC
      5.500%, 09/15/11                                    3,450           3,703
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser A, RB (C)
      5.500%, 06/15/13                                    1,070           1,185
      5.000%, 06/15/10                                      165             172
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser A,
      RB, FGIC (C)
      5.250%, 06/15/13                                    1,065           1,166
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser B, RB, FGIC
      5.500%, 12/15/20                                    2,000           2,289
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser B, RB, MBIA
      Pre-Refunded @ 100 (B)
      5.000%, 12/15/11                                    1,110           1,183
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser C, RB
      Pre-Refunded @ 100 (B)
      5.500%, 06/15/13                                    2,420           2,679
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser C,
      RB, FGIC (C)
      5.250%, 06/15/12                                    2,500           2,703
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser C, RB, FGIC
      Pre-Refunded @ 100 (B)
      5.250%, 06/15/15                                    1,165           1,298
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser C,
      RB, FSA (C)
      5.750%, 12/15/14                                    2,070           2,366
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser C,
      RB, MBIA (C)
      5.250%, 06/15/15                                    3,000           3,284
   New Jersey State, Transportation
      Trust Fund, Transportation
      Systems Project, Ser D,
      RB, AMBAC
      Pre-Refunded @ 100 (B)
      5.000%, 06/15/17                                    2,115           2,322


--------------------------------------------------------------------------------
                    SEI Tax Exempt Trust / Quarterly Report /  November 30, 2007

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Turnpike
      Authority, Ser A, RB, MBIA
      5.750%, 01/01/10                            $       1,615   $       1,696
   New Jersey State, Turnpike
      Authority, Ser A, RB, MBIA (C)
      6.000%, 01/01/11                                    1,000           1,080
   Ocean County, Waste Utilities
      Authority, RB
      5.250%, 01/01/10                                    1,910           1,944
   Passaic Valley, Sewer Authority,
      Ser F, RB, FGIC
      5.000%, 12/01/12                                    1,270           1,364
   Rahway, COP, MBIA
      Callable 02/15/10 @ 101
      5.400%, 02/15/13                                      475             498
      5.300%, 02/15/12                                      450             472
   Southeast Morris County, Water
      Authority, RB, MBIA
      Callable 01/01/11 @ 100
      5.000%, 01/01/13                                    1,215           1,267
   Trenton, GO, MBIA
      5.000%, 12/01/11                                    1,360           1,446
   Union City, Industrial Pollution
      Control Authority, Exxon Project,
      RB (A)
      3.370%, 12/01/07                                      260             260
   West Orange, GO
      Pre-Refunded @ 100 (B)
      5.450%, 02/15/10                                      980           1,026
   West Windsor Plainsboro, Regional
      School District, GO, FSA
      5.000%, 12/01/12                                    1,100           1,184
      5.000%, 09/15/15                                      540             594
      5.000%, 09/15/16                                    1,075           1,186
      5.000%, 09/15/17                                      635             702
                                                                  --------------
                                                                        107,612
                                                                  --------------
NEW YORK -- 2.6%
   Port Authority New York & New
      Jersey, One Hundred Forty
      Eighth Project, RB, FSA
      Callable 08/15/17 @ 100
      5.000%, 08/15/19                                    3,000           3,279
                                                                  --------------
                                                                          3,279
                                                                  --------------
PENNSYLVANIA -- 0.6%
   Delaware River Joint Toll Bridge
      Commission, PA & NJ Double Tax
      Exempt, Ser A, RB, MBIA
      5.000%, 07/01/16                                      730             798
                                                                  --------------
                                                                            798
                                                                  --------------
PUERTO RICO -- 8.9%
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser JJ,
      RB, XLCA
      5.375%, 07/01/17                                    1,000           1,120
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser UU,
      RB, MBIA
      5.000%, 07/01/19                                    1,000           1,086
   Puerto Rico Commonwealth,
      Government Development Bank,
      Ser B, RB
      5.000%, 12/01/14                                    1,000           1,054

--------------------------------------------------------------------------------
                                                Face Amount           Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser E, RB, FSA
      5.500%, 07/01/12                            $       1,015  $        1,105
   Puerto Rico Commonwealth,
      Municipal Finance Agency,
      Ser B, GO, FSA
      Callable 08/01/09 @ 101
      5.750%, 08/01/12                                    1,000           1,047
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A,
      GO, FGIC
      5.500%, 07/01/16                                    1,000           1,116
      5.500%, 07/01/19                                    2,600           2,917
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A,
      GO, MBIA
      5.500%, 07/01/18                                    1,000           1,123
   Puerto Rico Commonwealth, Public
      Improvement Project, Ser A,
      GO, XLCA
      5.500%, 07/01/17                                      500             558
                                                                  --------------
                                                                         11,126
                                                                  --------------
Total Municipal Bonds
   (Cost $120,857) ($ Thousands)                                        122,815
                                                                  --------------
CASH EQUIVALENT --0.1%
      SEI Tax Exempt Trust,
      Institutional Tax Free Fund,
      Cl A, 3.38% +                                      95,257              95
                                                                  --------------
Total Cash Equivalent
   (Cost $95) ($ Thousands)                                                  95
                                                                  --------------
Total Investments -- 98.2%
   (Cost $120,952) ($ Thousands)++                                $     122,910
                                                                  ==============

         Percentages are based on Net Assets of $125,148 ($ Thousands).

+        The rate shown is the 7-day effective yield as of November 30, 2007.

++ At November 30, 2007, the tax basis cost of the Fund's investments was $120,952 ($ Thousands), and the unrealized appreciation and depreciation were $2,145 ($ Thousands) and $(187) ($ Thousands), respectively.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Pre-Refunded Securities - the maturity date shown is the pre-refunded date.

(C)      Security is escrowed to maturity.

ACA -- American Capital Access

AMBAC -- American Municipal Bond Assurance Company

COP -- Certificate of Participation

Cl -- Class

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

XLCA -- XL Capital Assurance

         For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.6%

NEW YORK -- 87.0%
   Amherst, Industrial Development
      Agency, Civic Center Project,
      Ser A, RB, Radian Insured
      4.200%, 10/01/31                            $         485   $         488
   Cornwall, Central School District,
      GO, FGIC
      5.000%, 10/15/14                                      525             572
   Dutchess County, Industrial
      Development Agency, Bard
      College Civic Facilities Project,
      Ser A-1, RB
      5.000%, 08/01/17                                      500             535
   Dutchess County, Industrial
      Development Authority, IBM
      Project, RB (A)
      5.450%, 12/01/07                                    1,500           1,555
   Islip, Recovery Agency, Ser F,
      RB, FSA
      5.000%, 07/01/12                                    1,000           1,053
   Long Island, Power Authority, New
      York Electric Systems Project,
      Ser A, RB, FSA (D)
      5.500%, 12/01/12                                    1,500           1,653
      5.500%, 12/01/13                                    1,475           1,647
   Long Island, Power Authority,
      Ser E, RB, FGIC
      Callable 12/01/16 @ 100
      5.000%, 12/01/17                                      500             545
   Long Island, Power Authority,
      Ser E, RB, MBIA
      Callable 12/01/16 @ 100
      5.000%, 12/01/18                                    1,215           1,315
   Long Island, Power Authority,
      Ser F, RB, MBIA
      5.000%, 05/01/15                                    1,000           1,089
   Metropolitan New York,
      Transportation Authority,
      Ser A, RB
      5.000%, 11/15/13                                    1,000           1,073
   Metropolitan New York,
      Transportation Authority,
      Ser A, RB
      Pre-Refunded @ 100 (C)
      5.000%, 11/15/11                                    1,500           1,600
   Metropolitan New York,
      Transportation Authority,
      Ser A, RB, FGIC
      Callable 11/15/11 @ 100
      5.250%, 11/15/12                                    1,000           1,070
   Metropolitan New York,
      Transportation Authority,
      Ser A, RB, FGIC
      Callable 11/15/17 @ 100
      5.000%, 11/15/18                                    1,000           1,093
   Metropolitan New York,
      Transportation Authority,
      Ser A, RB, MBIA
      5.000%, 11/15/11                                    1,550           1,648
      5.000%, 11/15/14                                    1,290           1,407
   Metropolitan New York,
      Transportation Authority,
      Ser C, RB
      5.000%, 11/15/12                                    1,000           1,065

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Metropolitan New York,
      Transportation Authority, Ser C,
      RB, AMBAC
      5.000%, 11/15/13                            $       1,000   $       1,084
   Nassau County, Healthcare
      Facilities Authority, RB, FSA
      Pre-Refunded @ 102 (C)
      6.000%, 08/01/09                                    1,000           1,064
   Nassau County, Interim Finance
      Authority, Second Ser A,
      RB, MBIA
      5.000%, 11/15/14                                      500             545
   Nassau County, Interim Finance
      Authority, Second Ser A-1,
      RB, AMBAC
      Callable 11/15/11 @ 100
      5.375%, 11/15/14                                       75              80
   Nassau County, Interim Finance
      Authority, Second Ser A-1,
      RB, AMBAC
      Pre-Refunded @ 100 (C)
      5.375%, 11/15/11                                      175             189
   Nassau County, Ser A, GO, FGIC
      6.000%, 07/01/10                                      100             107
   New York & New Jersey, Port
      Authority, 85th Ser, RB, AMBAC
      5.200%, 09/01/15                                    1,215           1,350
   New York City, Housing
      Development Authority, Capital
      Funding Program, Ser A,
      RB, FGIC
      5.000%, 07/01/12                                    1,000           1,070
   New York City, Housing
      Development Authority, Capital
      Funding Program, Ser A,
      RB, FGIC
      Callable 07/01/15 @ 100
      5.000%, 07/01/16                                    2,975           3,232
   New York City, Industrial
      Development Agency, Terminal
      One Group Association
      Project, RB
      5.500%, 01/01/14                                    1,000           1,075
      5.000%, 01/01/10                                      750             767
   New York City, Mount Sinai School
      District, GO, AMBAC
      6.200%, 02/15/14                                      500             573
   New York City, Municipal Water
      Finance Authority, Ser D, RB
      5.000%, 06/15/12                                      570             609
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A,
      RB, AMBAC (D)
      5.875%, 06/15/13                                      750             846
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A,
      RB, FGIC (D)
      6.000%, 06/15/10                                    1,000           1,069
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser C, RB
      Callable 12/17/07 @ 100 (A)
      3.540%, 12/01/07                                      200             200


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Municipal Water
      Financing Authority, RB Pre-
      Refunded @ 101 (C)
      5.500%, 06/15/10                            $         750   $         799
   New York City, Ser A, GO
      5.250%, 11/01/09                                      140             145
      5.000%, 08/01/09                                      500             514
      5.000%, 08/01/10                                    1,750           1,823
   New York City, Ser A, GO (D)
      5.250%, 11/01/09                                      110             114
   New York City, Ser B, GO, FSA
      5.250%, 08/01/13                                    2,000           2,186
   New York City, Ser C, GO
      5.000%, 08/01/13                                      500             534
   New York City, Ser C, GO, CIFG
      5.000%, 08/01/14                                    1,500           1,622
   New York City, Ser C, GO, MBIA
      5.000%, 08/01/15                                      750             819
   New York City, Ser G, GO
      5.000%, 08/01/10                                    1,000           1,042
      5.000%, 08/01/15                                      705             759
   New York City, Ser G, GO, AMBAC
      Callable 02/01/16 @ 100
      5.000%, 08/01/17                                      725             787
   New York City, Ser H, GO, FGIC
      6.000%, 08/01/12                                      750             833
   New York City, Ser H, GO
      5.000%, 08/01/13                                      840             897
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                                      750             810
   New York City, Ser I, GO
      5.000%, 08/01/11                                      500             527
      5.000%, 08/01/14                                    2,500           2,684
   New York City, Ser I, GO, MBIA
      Callable 08/01/14 @ 100
      5.000%, 08/01/17                                      500             536
   New York City, Ser J,
      Sub-Ser J-1, GO
      Callable 06/01/16 @ 100
      5.000%, 06/01/17                                      300             321
   New York City, Ser M, GO
      5.000%, 04/01/13                                      700             746
   New York City, Sub-Ser F-1, GO
      5.000%, 09/01/13                                      750             802
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      5.500%, 05/01/08                                      750             806
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Pre-Refunded @ 101 (C)
      5.500%, 02/15/10                                    1,000           1,059
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      5.000%, 11/01/13                                    1,000           1,084
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Pre-Refunded @ 101 (C)
      5.000%, 05/15/08                                      305             310
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Callable 02/01/11 @ 100
      5.250%, 02/01/29                                      750             791

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Pre-Refunded @ 101 (C)
      6.000%, 05/15/10                            $         500   $         538
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser C, RB
      5.500%, 02/01/09                                    1,105           1,134
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser D-2, RB
      Callable 05/01/14 @ 100
      5.000%, 11/01/14                                    1,000           1,085
   New York City, Transitional Finance
      Authority, Ser S-1, RB, FGIC
      5.000%, 07/15/16                                      350             384
   New York City, Transportation
      Facilities Authority, Livingston
      Plaza Project, RB, FSA (D)
      5.400%, 01/01/18                                      105             116
   New York State, Dormitory
      Authority, Aids Long-Term Health
      Care Facilities, RB, SONYMA
      5.000%, 11/01/10                                    1,500           1,557
   New York State, Dormitory
      Authority, City University System
      Construction Project, 5th General,
      Ser A, RB, FGIC
      5.000%, 07/01/13                                    2,000           2,160
   New York State, Dormitory
      Authority, City University System,
      Special Obligation, Ser D,
      RB, FGIC
      5.750%, 07/01/12                                    1,000           1,056
   New York State, Dormitory
      Authority, Education Project,
      Ser D, RB
      5.000%, 03/15/14                                    1,000           1,087
   New York State, Dormitory
      Authority, Educational Facilities
      Project, Ser A, RB
      5.500%, 05/15/13                                      810             876
   New York State, Dormitory
      Authority, Health Quest Systems
      Project, Ser B, RB,
      5.000%, 07/01/15                                      740             796
   New York State, Dormitory
      Authority, Healthquest Systems
      Project, Ser B, RB
      5.000%, 07/01/16                                      655             716
   New York State, Dormitory
      Authority, Interfaith Medical
      Center Project, RB
      5.000%, 02/15/18                                    1,000           1,081
   New York State, Dormitory
      Authority, Manhattan College, RB,
      Radian Insured
      5.500%, 07/01/11                                      900             945
   New York State, Dormitory
      Authority, Mental Health Project,
      Ser G, RB, AMBAC
      5.250%, 08/15/09                                      385             398


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory
      Authority, Mental Health Services
      Facilities Improvement Project,
      Ser C, RB, FGIC
      5.000%, 02/15/13                            $         800   $         859
   New York State, Dormitory
      Authority, Mental Health Services
      Facilities Improvement Project,
      Ser D, RB
      Callable 02/15/15 @ 100
      5.000%, 08/15/19                                    2,000           2,132
   New York State, Dormitory
      Authority, Mental Health Services
      Facilities Improvement Project,
      Ser D, RB, FGIC
      Callable 02/15/15 @ 100
      5.000%, 02/15/16                                    1,500           1,619
   New York State, Dormitory
      Authority, Mental Health Services
      Facilities Project, Ser B, RB
      6.500%, 08/15/08                                      250             255
      6.500%, 08/15/09                                      400             420
   New York State, Dormitory
      Authority, Montefiore Medical
      Center Project, RB, FGIC
      5.000%, 02/01/13                                      500             535
   New York State, Dormitory
      Authority, New York State
      Department of Health, RB
      5.250%, 07/01/13                                      500             542
   New York State, Dormitory
      Authority, New York University
      Project, Ser A, RB, MBIA
      6.000%, 07/01/19                                      100             119
   New York State, Dormitory
      Authority, Presbyterian Hospital
      Project, RB, AMBAC
      Callable 02/01/08 @ 101
      4.400%, 08/01/13                                        5               5
   New York State, Dormitory
      Authority, Rochester Institute of
      Technology, Ser A, RB, AMBAC
      5.000%, 07/01/12                                    1,000           1,070
      5.000%, 07/01/13                                    1,000           1,080
   New York State, Dormitory
      Authority, Ryan/Clinton
      Community Health Project,
      RB, SONYMA
      5.400%, 07/01/09                                      250             258
   New York State, Dormitory
      Authority, Ser B, RB (A)
      5.250%, 11/15/23                                    5,500           5,886
   New York State, Dormitory
      Authority, Ser B, RB, XLCA (A)
      5.250%, 01/01/08                                    1,750           1,907
   New York State, Dormitory
      Authority, Siena College,
      RB, MBIA
      5.000%, 07/01/16                                      500             549
   New York State, Dormitory
      Authority, State University
      Educational Facilities Project,
      RB, MBIA
      Pre-Refunded @ 101 (C)
      6.000%, 05/15/10                                    1,000           1,076

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory
      Authority, State University
      Educational Facilities Project,
      Ser A, RB, AMBAC
      5.250%, 05/15/15                            $       1,170   $       1,283
   New York State, Dormitory
      Authority, State University
      Educational Facilities Project,
      Ser A, RB, FGIC
      7.500%, 05/15/13                                      600             721
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
      5.750%, 06/15/08                                        5               5
      5.750%, 06/15/09                                        5               5
      5.750%, 06/15/10                                       35              37
      5.750%, 06/15/11                                      180             195
      5.750%, 06/15/12                                      105             116
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB (D)
      5.750%, 06/15/08                                       40              41
      5.750%, 06/15/09                                       40              42
      5.750%, 06/15/11                                      600             651
   New York State, Environmental
      Facilities Authority, Revolving
      Funds - New York City Municipal
      Water Project, Ser C, RB
      5.000%, 06/15/15                                    1,475           1,613
   New York State, Environmental
      Facilities Authority, Revolving
      Funds - Pooled Financing
      Program, Ser B, RB
      5.000%, 11/15/14                                    1,000           1,097
      5.000%, 11/15/16                                    1,000           1,108
   New York State, Environmental
      Facilities Authority, Revolving
      Funds, New York City Municipal
      Water, Ser E, RB
      5.000%, 06/15/14                                      750             819
   New York State, Environmental
      Facilities Authority, Revolving
      Funds, Ser E, RB, MBIA
      6.000%, 06/15/12                                    1,350           1,500
   New York State, Environmental
      Facilities Authority, Ser A,
      RB, FGIC
      5.250%, 12/15/13                                    1,000           1,102
   New York State, Environmental
      Facilities Authority, State Water
      Project, Ser A, RB (D)
      5.750%, 06/15/09                                        5               5
      5.750%, 06/15/11                                      240             260
   New York State, Local Assistance
      Project, Ser E, RB
      6.000%, 04/01/14                                    1,040           1,157
   New York State, Mortgage Agency,
      26th Ser, RB
      5.200%, 04/01/08                                      500             501
   New York State, Mortgage Agency,
      26th Ser, RB
      Callable 07/01/10 @ 100
      5.350%, 10/01/16                                      105             106
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 87, RB
      Callable 09/01/09 @ 100
      5.150%, 04/01/17                                      260             269


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Mortgage Agency,
      Homeowner Mortgage,
      Ser 98, RB
      Callable 04/01/11 @ 100
      5.050%, 10/01/17                            $         825   $         848
   New York State, Sales Tax Asset
      Receivables Project, Ser A,
      RB, MBIA
      Callable 10/15/14 @ 100
      5.000%, 10/15/17                                    1,000           1,077
   New York State, Thruway &
      Highway Board,
      Second Ser B, RB
      5.000%, 04/01/15                                    3,000           3,284
   New York State, Thruway &
      Highway Board, Second Ser B,
      RB, FSA
      5.000%, 04/01/14                                    1,000           1,087
   New York State, Thruway &
      Highway Board, Ser B, RB, FGIC
      Callable 04/01/08 @ 101
      5.250%, 04/01/11                                    1,000           1,016
   New York State, Thruway &
      Highway Board, Ser C, MBIA
      5.500%, 04/01/12                                      750             815
   New York State, Thruway Authority,
      Second Ser B, RB, FGIC
      Callable 10/01/15 @ 100
      5.000%, 04/01/16                                    1,000           1,089
   New York State, Thruway Authority,
      Second Ser B, RB, FSA
      5.000%, 04/01/13                                    2,175           2,349
   New York State, Thruway Authority,
      Ser A, RB
      Callable 09/15/17 @ 100
      5.000%, 03/15/18                                    1,000           1,097
   New York State, Thruway Authority,
      Ser H, RB, MBIA
      5.000%, 01/01/15                                      635             692
   New York State, Thruway Authority,
      Transportation Project, Ser A,
      RB, FSA
      5.000%, 03/15/13                                      500             540
      5.000%, 03/15/14                                    1,000           1,087
   New York State, Tobacco
      Settlement Financing, Ser A-1, RB
      Callable 12/31/07 @ 100
      5.250%, 06/01/12                                       35              35
   New York State, Transitional
      Finance Authority, Future Tax
      Secured Project, Ser B, RB
      Pre-Refunded @ 101 (C)
      6.000%, 05/15/10                                      750             807
   New York State, Triborough Bridge
      & Tunnel Authority, General
      Purpose Project, Ser SR, RB (D)
      5.500%, 01/01/12                                      525             546
   New York State, Triborough Bridge
      & Tunnel Authority, General
      Purpose Project, Ser X, RB (D)
      6.625%, 01/01/12                                    1,160           1,278
   New York State, Urban
      Development, Personal Income
      Tax Project, Ser A-1, RB
      5.000%, 12/15/11                                      250             266

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Urban
      Development, Personal Income
      Tax Project, Ser A-1, RB, AMBAC
      5.000%, 12/15/15                            $       1,000   $       1,098
   New York State, Urban
      Development, Personal Income
      Tax Project, Ser B, RB, FSA
      5.000%, 03/15/13                                    1,000           1,080
   New York State, Urban
      Development, Ser A, RB
      5.500%, 01/01/17                                    1,395           1,478
      5.000%, 01/01/09                                      500             509
      5.000%, 01/01/17                                      450             470
   New York State, Urban
      Development, Ser A, RB
      Pre-Refunded @ 100 (C)
      5.500%, 01/01/11                                      105             112
   New York State, Urban
      Development, Service Contract,
      RB, FSA
      5.000%, 01/01/15                                      500             547
   New York State, Urban
      Development, Service Contract,
      Ser A, RB
      5.000%, 01/01/15                                      500             541
   New York State, Urban
      Development, State Facilities
      Project, RB
      5.750%, 04/01/12                                    1,100           1,199
   Port Authority of New York & New
      Jersey, JFK International Air
      Terminal Project, RB, MBIA
      6.250%, 12/01/09                                      500             524
   Port Authority of New York & New
      Jersey, One Hundred Thirty Ninth
      Project, RB, FGIC
      5.000%, 10/01/13                                    1,000           1,069
   Port Authority of New York & New
      Jersey, Ser 131st, RB
      Callable 06/15/13 @ 101
      5.000%, 12/15/13                                    1,500           1,600
   Troy, Industrial Development
      Authority, Rensselaer Polytechnic
      Institute, Ser A, RB
      5.500%, 09/01/10                                      400             422
   Tsasc, Ser 1, RB
      Callable 06/01/16 @ 100
      4.750%, 06/01/22                                    3,050           2,889
   Yonkers, Ser A, GO, FSA
      5.000%, 05/01/17                                      500             549
   Yonkers, Ser A, GO, MBIA
      5.000%, 08/01/13                                    1,500           1,618
                                                                  --------------
                                                                        135,110
                                                                  --------------
PUERTO RICO -- 11.5%
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser QQ,
      RB, XLCA
      5.500%, 07/01/16                                      500             562
   Puerto Rico Commonwealth,
      Electric Power Authority, Ser UU,
      RB, MBIA
      5.000%, 07/01/19                                      500             543


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

New York Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
      Government Development Bank
      Authority, Ser B, RB
      5.000%, 12/01/11                            $         500   $         522
      5.000%, 12/01/15                                      750             790
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, RB, FSA
      5.500%, 07/01/25                                    1,740           1,968
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser CC, RB
      5.000%, 07/01/16                                    2,100           2,214
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser E, RB, FSA
      5.500%, 07/01/19                                      750             856
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser Y, RB, MBIA
      6.250%, 07/01/14                                       10              12
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser Y, RB, MBIA (D)
      6.250%, 07/01/14                                      115             134
   Puerto Rico Commonwealth,
      Housing Finance Authority,
      Capital Funding Program,
      RB, HUD
      5.000%, 12/01/13                                    1,500           1,580
   Puerto Rico Commonwealth,
      Infrastructure Authority, Ser C,
      Special Tax, AMBAC
      5.500%, 07/01/16                                      500             558
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
      5.500%, 07/01/12                                      250             266
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100 (A)
      5.000%, 07/01/28                                    1,000           1,026
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A,
      RB (A) (B)
      5.750%, 02/01/08                                    2,850           2,988
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser A,
      RB, MBIA
      Callable 02/01/12 @ 100 (A) (B)
      5.250%, 08/01/29                                    1,000           1,049
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriations Project, Ser E, RB
      Pre-Refunded @ 100 (C)
      5.500%, 02/01/12                                      750             811
   Puerto Rico Commonwealth, Public
      Improvements Project,
      Ser C, GO (A)
      6.000%, 01/01/08                                    1,000           1,013

--------------------------------------------------------------------------------
                                                Face Amount            Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth,
      Ser A, GO
      Callable 07/01/12 @ 100
      5.000%, 07/01/30                                    1,000           1,026
                                                                  --------------
                                                                         17,918
                                                                  --------------
VIRGIN ISLANDS -- 0.1%
   Virgin Islands, Public Financing
      Authority, Gross Receipts Taxes,
      Loan Note Project, Ser A, RB
      5.625%, 10/01/10                            $         220   $         227
                                                                  --------------
Total Municipal Bonds
   (Cost $150,869) ($ Thousands)                                        153,255
                                                                  --------------
CASH EQUIVALENT -- 0.1%
      SEI Tax Exempt Trust,
      Institutional Tax Free Fund,
      Cl A, 3.38%+                                      100,529             101
                                                                  --------------
Total Cash Equivalent
   (Cost $101) ($ Thousands)                                                101
                                                                  --------------
Total Investments -- 98.7%
   (Cost $150,970) ($ Thousands)++                                $     153,356
                                                                  ==============

        Percentages are based on Net Assets of $155,387 ($ Thousands).

+       The rate shown is the 7-day effective yield as of November 30, 2007.

++ At November 30, 2007, the tax basis cost of the Fund's investments was $150,972 ($ Thousands), and the unrealized appreciation and depreciation were $2,701 ($ Thousands) and $(317) ($ Thousands), respectively.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Securities - the maturity date shown is the pre-refunded date.

(D)     Security is escrowed to maturity.

AMBAC -- American Municipal Bond Assurance Company

CIFG -- CDC IXIS Financial Guaranty

Cl -- Class

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

HUD -- Housing Urban Development

MBIA -- Municipal Bond Insurance Company

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

SONYMA -- State of New York Mortgage Agency

XLCA -- XL Capital Assurance

        For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

California Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.2%

CALIFORNIA -- 91.3%
   ABAG, Financial Authority Not-For-
      Profit, Channing House Project,
      COP
      4.900%, 02/15/09                            $         485   $         488
   California State, Daily-Kindergarten
      University, Ser A-4, GO
      Callable 12/13/07 @ 100 (A) (B)
      3.430%, 12/01/07                                    1,335           1,335
   California State, Department of
      Water Resources & Power,
      Ser A, RB, MBIA
      Pre-Refunded @ 101 (C)
      5.375%, 05/01/12                                    2,500           2,736
   California State, Department of
      Water Resources & Power,
      Ser W, RB, FSA
      5.500%, 12/01/13                                    1,540           1,718
   California State, Department of
      Water Resources, Water Systems
      Project, Ser Y, RB, FGIC
      Callable 06/01/13 @ 100
      5.250%, 12/01/19                                    2,425           2,598
   California State, Economic
      Recovery Authority, Ser A, GO
      5.250%, 07/01/12                                    6,930           7,490
   California State, Economic
      Recovery Authority, Ser A,
      GO, MBIA
      5.250%, 07/01/13                                    2,000           2,187
   California State, Economic
      Recovery Authority, Ser C-5, RB
      Callable 12/13/07 @ 100 (A)
      3.430%, 12/01/07                                    1,070           1,070
   California State, Educational
      Facilities Authority, Santa Clara
      University Project, RB, AMBAC
      5.250%, 09/01/19                                    1,250           1,404
   California State, Efficiency
      Financing Authority, Capital
      Improvements Project,
      COP, AMBAC
      6.000%, 04/01/09                                      730             756
   California State, Efficiency
      Financing Authority, Capital
      Improvements Project,
      COP, AMBAC (D)
      6.000%, 04/01/09                                       80              83
   California State, GO
      5.250%, 03/01/11                                    1,600           1,689
      5.250%, 02/01/18                                    2,000           2,195
      5.000%, 04/01/12                                   10,000          10,592
      5.000%, 03/01/15                                    7,000           7,527
      5.000%, 10/01/16                                    3,225           3,485
   California State, GO
      Callable 08/01/13 @ 100
      5.250%, 02/01/14                                    4,000           4,322
   California State, GO, FSA
      5.000%, 09/01/16                                    2,000           2,199
   California State, GO, XLCA
      5.250%, 02/01/11                                    7,000           7,406
      5.000%, 04/01/10                                    2,000           2,077

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   California State, Health Facilities
      Financing Authority, Cedars-Sinai
      Medical Center Project, RB
      5.000%, 11/15/14                            $       1,000   $       1,063
   California State, Housing Finance
      Authority, Multi-Family Housing
      Project, Ser B, RB (A) (B)
      3.410%, 12/01/07                                      140             140
   California State, Infrastructure &
      Economic Development Authority,
      Bay Area Toll Bridges Project,
      Ser A, RB, FSA (D)
      5.000%, 07/01/11                                    2,000           2,121
   California State, Infrastructure &
      Economic Development Authority,
      Workers Compensation Relief
      Project, Ser A, RB, AMBAC
      5.250%, 10/01/13                                    4,900           5,388
   California State, Pollution Control
      Finance Authority,
      Exxon Project, RB
      Callable 12/13/07 @ 100 (A)
      3.370%, 12/01/07                                      400             400
   California State, Pollution Control
      Financing Authority, Exxon
      Mobil Project, RB
      Callable 12/13/07 @ 100 (A)
      3.370%, 12/01/07                                    1,345           1,345
   California State, Public Works
      Board, Community College
      Project, Ser B, RB, FGIC
      Callable 03/01/17 @ 100
      5.000%, 03/01/20                                    2,000           2,136
   California State, Public Works
      Board, Department of Corrections
      State Prison Project, Ser E,
      RB, MBIA
      6.000%, 06/01/10                                    1,500           1,593
   California State, Public Works
      Board, Department of General
      Services, Butterfield Street
      Project, Ser A, RB
      5.000%, 06/01/15                                    1,000           1,074
   California State, Public Works
      Board, Department of General
      Services, Ser A, RB, FSA
      Callable 04/01/16 @ 100
      5.000%, 04/01/17                                    1,560           1,691
   California State, Public Works
      Board, University Project,
      Ser A, RB, FGIC
      5.250%, 10/01/17                                    1,380           1,538
   California State, Resource
      Efficiency Financing Authority,
      COP, AMBAC (D)
      6.000%, 04/01/09                                      610             632
   California State, Union Elementary
      School District, Ser B, GO, FGIC
      Pre-Refunded @ 100 (C)
      5.375%, 09/01/12                                    1,000           1,093
   California Statewide, Communities
      Development Authority, Health
      Facilities-Adventist Health
      Project, Ser A, RB
      5.000%, 03/01/15                                    1,385           1,457


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

California Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   California Statewide, Communities
      Development Authority,
      Huntington Memorial Hospital, RB
      5.000%, 07/01/15                            $       2,860   $       3,028
   California Statewide, Communities
      Development Authority, John
      Muir/Mount Diablo Health Project,
      COP, AMBAC
      Callable 12/13/07 @ 100 (A)
      3.600%, 12/01/07                                      800             800
   California Statewide, Communities
      Development Authority, Redlands
      Community Hospital, Ser A, RB,
      Radian Insured
      5.000%, 04/01/14                                    1,000           1,041
   Cerritos Community College, Ser A,
      GO, MBIA
      Pre-Refunded @ 101 (C)
      5.000%, 08/01/13                                    1,170           1,281
   Corona-Norco, Unified School
      District, Capital Appreciation
      Project, Ser B, GO, FSA (E)
      5.600%, 09/01/13                                    1,000             808
      5.500%, 09/01/12                                    1,005             847
   Del Mar, Race Track Authority, RB
      5.000%, 08/15/10                                      700             713
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment
      Project, Ser A, TA
      5.100%, 10/01/09                                      360             368
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment
      Project, Ser A, TA
      Callable 10/01/09 @ 101
      5.200%, 10/01/10                                    1,615           1,671
   Fremont, Union High School District,
      GO, FGIC
      5.000%, 09/01/13                                    2,325           2,517
   Fresno, Joint Powers Finance
      Authority, TA, AMBAC
      Callable 08/01/10 @ 102
      5.500%, 08/01/15                                    1,445           1,552
   Golden West Schools, Financing
      Authority, Yorba Linda University,
      RB, AMBAC
      5.500%, 08/01/21                                    1,500           1,728
   Hacienda La Puente, Capital
      Appreciation, Ser A,
      GO, MBIA (E)
      5.450%, 08/01/15                                    1,200             884
   Huntington Beach, Unified School
      District, Election 2004 Project,
      GO, FSA
      Callable 08/01/14 @ 100
      5.000%, 08/01/15                                    1,165           1,270
   Intermodal, Container Transfer
      Facility, Joint Powers Authority,
      Ser A, RB, AMBAC
      5.000%, 11/01/10                                    1,465           1,534
   Irvine Ranch, Water District Court,
      Capital Improvement Project,
      COP
      Callable 01/01/08 @ 100 (A) (B)
      3.410%, 12/01/07                                      100             100

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lodi, Electric Systems Authority,
      Capital Appreciation, Ser B,
      COP, MBIA
      Pre-Refunded @ 90.35 (C) (E)
      5.715%, 01/15/09                            $       1,000   $         871
   Loma Linda, University Medical
      Center, Ser A, RB
      5.000%, 12/01/15                                    1,575           1,610
   Los Angeles, Regional Airport
      Authority, LA International - LAX
      2, RB
      Callable 01/02/08 @ 100 (A) (B)
      3.650%, 12/01/07                                      200             200
   Los Angeles, Ser A, GO, MBIA
      5.250%, 09/01/13                                    1,180           1,291
   Los Angeles, Sonnelblick Del Rio
      West, COP, AMBAC
      5.375%, 11/01/10                                    1,295           1,371
   Los Angeles, Unified School District,
      GO, MBIA
      5.500%, 07/01/11                                    2,000           2,149
   Los Angeles, Unified School District,
      Ser A-2, GO, FGIC
      Callable 07/01/14 @ 100
      5.000%, 07/01/16                                    3,620           3,923
   North Orange County, Community
      College District, Election of 2002
      Project, Ser B, GO, FGIC
      Pre-Refunded @ 100 (C)
      5.000%, 08/01/14                                    1,250           1,369
   Ontario, Redevelopment Financing
      Authority, Center City & Cimarron
      Project No. 1, RB, MBIA
      5.000%, 08/01/11                                    1,270           1,345
   Orange County, Water District
      Authority, Ser B, COP, MBIA
      4.500%, 08/15/13                                    1,350           1,419
   Palo Alto, Unified School District,
      GO, FSA
      Callable 08/01/15 @ 100
      5.000%, 08/01/16                                    1,195           1,314
   Pasadena, Unified School District,
      GO, FGIC
      5.000%, 11/01/13                                    2,000           2,170
   Rancho Cucamonga,
      Redevelopment Agency, Ranch
      Redevelopment Project,
      Ser A, TA, AMBAC
      Callable 09/01/14 @ 100
      5.000%, 09/01/15                                    2,000           2,151
   Rancho Mirage, Power Authority,
      Eisenhower Medical Center
      Project, Ser A, RB
      Callable 07/01/17 @ 100
      5.000%, 07/01/21                                    1,000           1,038
   Rancho Santiago, Community
      College District, GO, FSA
      5.250%, 09/01/17                                    1,825           2,053
   Redwood City, Elementary School
      District, GO, FGIC
      5.000%, 08/01/15                                    2,275           2,491
   Riverside, Community College
      District, GO, FSA
      Callable 08/01/15 @ 100
      5.000%, 08/01/18                                    1,700           1,851


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

California Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Riverside, Electric Authority,
      RB, FSA
      Callable 10/01/11 @ 101
      5.250%, 10/01/13                            $       2,485   $       2,679
   Riverside, Public Financing
      Authority, COP
      5.400%, 05/15/09                                    2,005           2,034
   Sacramento, Municipal Utility
      District, Ser S, RB, MBIA
      5.000%, 11/15/13                                    1,400           1,520
   San Buenaventura, Ser B,
      COP, AMBAC
      5.000%, 01/01/12                                    1,455           1,548
   San Diego, Burnham Institution for
      Med Resh Project, COP
      Callable 09/01/15 @ 102
      5.000%, 09/01/16                                      575             581
   San Diego, Redevelopment Agency,
      Centre City Redevelopment
      Project, Ser A, RB
      5.450%, 09/01/09                                      175             178
      5.350%, 09/01/08                                      175             176
   San Diego, Redevelopment Agency,
      Centre City Redevelopment
      Project, Ser A, TA, XLCA
      5.000%, 09/01/13                                    1,300           1,400
   San Diego, Unified School District,
      Election of 1998 Project,
      Ser B, GO, MBIA
      6.050%, 07/01/18                                    2,650           3,130
   San Francisco Bay Area, Bay Area
      Toll Authority, Ser F, RB
      5.000%, 04/01/13                                    1,000           1,077
   San Francisco, City & County
      Authority, Issue 29 Project,
      Ser B, RB, FGIC
      5.000%, 05/01/12                                    1,555           1,659
   San Francisco, City & County
      Authority, Ser A, RB, FSA
      5.000%, 11/01/12                                    6,000           6,464
   San Francisco, State Building
      Authority, California State & San
      Francisco Civic Center,
      Ser A, RB, FGIC
      Callable 12/01/15 @ 100
      5.000%, 12/01/16                                    3,500           3,810
   San Joaquin County, Capital
      Facilities Project, COP, MBIA
      5.500%, 11/15/13                                    1,000           1,106
   San Joaquin Hills, Transportation
      Authority, RB (D) (E)
      5.340%, 01/01/09                                    2,000           1,931
   San Jose, Redevelopment Agency,
      Merged Area Development
      Project, Ser D, TA, AMBAC
      Callable 08/01/17 @ 100
      5.000%, 08/01/21                                    5,000           5,286
   San Jose, Unified School
      District/Santa Clara County,
      Election Of 2002,
      Ser C, GO, FGIC
      Callable 08/01/16 @ 100
      5.250%, 08/01/19                                    2,050           2,244
   San Juan, Public Power Agency,
      Ser K, RB, MBIA
      5.000%, 07/01/13                                    2,600           2,804

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   San Ramon Valley, Unified School
      District, Election 2002, GO, FSA
      Callable 08/01/14 @ 100
      5.250%, 08/01/17                            $       1,475   $       1,626
   Santa Clara Valley, Water District
      Authority, Ser A, RB, FSA
      Callable 06/01/16 @ 100
      5.000%, 06/01/19                                    2,185           2,357
   Santa Fe Springs, Community
      Development Authority,
      Construction Redevelopment
      Project, Ser A, TA, MBIA
      5.000%, 09/01/15                                    2,585           2,816
   Santa Fe Springs, Community
      Development Authority, Ser A,
      TA, MBIA
      5.000%, 09/01/10                                    1,950           2,037
   Santa Monica, Malibu School
      District, GO, FGIC
      5.250%, 08/01/11                                    2,095           2,240
   Santa Rosa, Wastewater Authority,
      Ser A, RB, AMBAC
      5.000%, 09/01/16                                    2,000           2,199
   Saugus, Union School District,
      Ser B, GO, FSA
      Pre-Refunded @ 100 (C)
      5.000%, 08/01/15                                    1,375           1,516
   South San Francisco, School
      District, RB, MBIA
      5.000%, 09/15/17                                    1,070           1,178
   Stockton, Essential Services
      Building/Parking Facility, COP (D)
      5.000%, 08/01/09                                      280             288
   Sunnyvale, Water Financing
      Authority, RB, AMBAC
      Callable 10/01/11 @ 100
      5.250%, 10/01/13                                    1,595           1,703
   Tulare, Local Health Care
      Refunding, RB
      5.000%, 11/01/15                                      525             531
      5.000%, 11/01/16                                      550             553
   University of California, Regents
      Medical Center, Ser A, RB, MBIA
      5.000%, 05/15/13                                    2,000           2,155
   University of California, Regents
      Medical Center, Ser A, RB, MBIA
      Callable 05/15/15 @ 101
      5.000%, 05/15/16                                    1,000           1,091
   University of California,
      Ser K, RB, MBIA
      Callable 05/15/15 @ 101
      5.000%, 05/15/20                                    5,790           6,176
   Val Verde, Unified School District,
      COP, FGIC (D)
      5.000%, 01/01/14                                      500             544
   Val Verde, Unified School District,
      COP, FGIC
      Pre-Refunded @ 100 (C)
      5.250%, 01/01/15                                    1,500           1,667
      5.250%, 01/01/15                                    1,000           1,111
   Whittier Highschool District,
      GO, MBIA
      Callable 08/01/15 @ 100
      5.000%, 08/01/20                                    1,485           1,580
                                                                  --------------
                                                                        206,781
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

California Municipal Bond Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                Face Amount           Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
GUAM -- 0.4%
   Guam, Ser A, RB, FSA
      5.500%, 12/01/10                     $              1,000   $       1,061
                                                                  --------------
PUERTO RICO -- 7.5%
   Puerto Rico Commonwealth,
      Electric Power Authority,
      RB, MBIA
      5.000%, 07/01/20                                    1,700           1,830
   Puerto Rico Commonwealth,
      Government Development Bank,
      Ser B, RB
      5.000%, 12/01/14                                    1,250           1,317
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser K, RB
      Pre-Refunded @ 100 (C)
      5.000%, 07/01/15                                    1,210           1,333
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser W, RB, MBIA
      5.500%, 07/01/13                                    3,400           3,727
   Puerto Rico Commonwealth,
      Highway & Transportation
      Authority, Ser X, RB, FSA
      5.500%, 07/01/15                                    1,490           1,674
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
      5.500%, 07/01/16                                    1,000           1,109
   Puerto Rico Commonwealth, Public
      Improvements Authority,
      GO, MBIA
      5.250%, 07/01/12                                    2,000           2,138
   Puerto Rico Commonwealth, Public
      Improvements Authority,
      Ser A, GO, FGIC
      5.500%, 07/01/13                                    2,500           2,727
   Puerto Rico Commonwealth, Public
      Improvements Project, GO, MBIA
      5.250%, 07/01/15                                    1,000           1,093
                                                                  --------------
                                                                         16,948
                                                                  --------------

Total Municipal Bonds
   (Cost $220,642) ($ Thousands)                                        224,790
                                                                  --------------
TAX EXEMPT CORPORATE BOND -- 0.9%

CALIFORNIA -- 0.9%
   San Manuel Entertainment
      Callable 12/01/13 @ 102
      4.500%, 12/01/16                                    2,000           1,951
                                                                  --------------
Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                            1,951
                                                                  --------------
CASH EQUIVALENT -- 0.0%
      SEI Tax Exempt Trust,
      Institutional Tax Free Fund,
      Cl A, 3.38%+                                       31,013              31
                                                                  --------------
Total Cash Equivalent
   (Cost $31) ($ Thousands)                                                  31
                                                                  --------------

--------------------------------------------------------------------------------
                                                                      Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 100.1%
   (Cost $222,673) ($ Thousands)++                                $     226,772
                                                                  ==============

        Percentages are based on Net Assets of $226,530 ($ Thousands).

+       The rate shown is the 7-day effective yield as of November 30, 2007.

++ At November 30, 2007, the tax basis cost of the Fund's investments was $222,790 ($ Thousands), and the unrealized appreciation and depreciation were $4,382 ($ Thousands) and $(400) ($ Thousands), respectively.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Securities are held in connection with a letter of credit issued by a major bank.

(C) Pre-Refunded Securities - the maturity date shown is the pre-refunded date.

(D)     Security is escrowed to maturity.

(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ABAG -- Association of Bay Area Governments

AMBAC -- American Municipal Bond Assurance Company

Cl -- Class

COP -- Certificate of Participation

FGIC -- Financial Guaranty Insurance Company

FSA -- Financial Security Assistance

GO -- General Obligation

MBIA -- Municipal Bond Insurance Association

Radian -- Radian Asset Assurance

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

XLCA -- XL Capital Assurance

        For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 62.4%

ALABAMA -- 1.3%
   Montgomery, Medical Clinic Board,
      Jackson Hospital & Clinic Project,
      RB
      Callable 03/01/16 @ 100
      5.250%, 03/01/36                            $         250   $         235
                                                                  --------------
ALASKA -- 1.1%
   Alaska State, Industrial
      Development & Export Authority,
      Boys & Girls Home Project, RB
      Callable 12/01/17 @ 100
      6.000%, 12/01/36                                      200             195
                                                                  --------------
ARIZONA -- 2.8%
   Pima County, Industrial
      Development Authority, American
      Charter Schools Foundation,
      Ser A, RB
      Callable 07/01/17 @ 100
      5.625%, 07/01/38                                      250             244
   Pima County, Industrial
      Development Authority, Tucson
      Country Day School Project, RB
      Callable 06/01/17 @ 100
      5.000%, 06/01/37                                      265             243
                                                                  --------------
                                                                            487
                                                                  --------------
CALIFORNIA -- 1.7%
   Dinuba, Financing Authority,
      Measure R Road Improvement
      Project, RB
      Callable 09/01/17 @ 100
      5.375%, 09/01/38                                      300             297
                                                                  --------------
FLORIDA -- 5.0%
   Florida State, Orlando & Orange
      County Expressway Authority,
      Sub-Ser B-2, RB, AMBAC
      Callable 01/02/08 @ 100 (A)
      3.580%, 12/07/07                                      400             400
   Florida State, University Square
      Community Development,
      Ser A-1, Special Assessment
      Callable 05/01/17 @ 100
      5.875%, 05/01/38                                      250             223
   Seminole Tribe, Special Obligation,
      Ser A, RB
      Callable 10/01/17 @ 100 (B)
      5.250%, 10/01/27                                      250             240
                                                                  --------------
                                                                            863
                                                                  --------------
ILLINOIS -- 4.5%
   Belleville, Tax Increment, Frank
      Scott Parkway Redevelopment,
      Ser A, TA
      Callable 11/01/17 @ 100
      5.700%, 05/01/36                                      250             241
   Illinois State, Finance Authority,
      Sherman Health Systems,
      Ser 2007A, RB
      Callable 08/01/17 @ 100
      5.500%, 08/01/37                                      250             247

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Sports Facility Finance
      Authority, Leafs Hockey Club
      Project, Ser A, RB
      Callable 03/01/17 @ 100
      6.000%, 03/01/37                            $         300   $         295
                                                                  --------------
                                                                            783
                                                                  --------------
IOWA -- 1.4%
   Deefield, Senior Living Facilities
      Finance Authority, Retirement
      Community Incorporated,
      Ser A, RB
      Callable 11/15/17 @ 100
      5.500%, 11/15/27                                      250             237
                                                                  --------------
MARYLAND -- 2.3%
   Montgomery County, Ser A,
      GO, BAN
      Callable 01/02/08 @ 100 (A)
      2.970%, 06/01/26                                      400             400
                                                                  --------------
MASSACHUSETTS -- 1.4%
   Massachusetts State, Development
      Finance Agency, Adventcare
      Project, Ser A, RB
      Callable 10/15/17 @ 100
      6.750%, 10/15/37                                      250             243
                                                                  --------------
MICHIGAN -- 3.7%
   Detroit, Sewer Disposal Revenue
      Authority, Senior Lien,
      Ser B, RB, FSA
      Callable 12/13/07 @ 100 (A)
      3.650%, 12/01/07                                      400             400
   Michigan State, Public Educational
      Facilities Authority, Bradford
      Limited Obligation, RB
      Callable 09/01/17 @ 102
      6.500%, 09/01/37                                      250             250
                                                                  --------------
                                                                            650
                                                                  --------------
MINNESOTA -- 0.6%
   Falcon Heights, Lease Revenue
      Authority, Kaleidoscope Charter
      School Project, Ser A, RB
      Callable 11/01/15 @ 100
      6.000%, 11/01/37                                      100              97
                                                                  --------------
MISSOURI -- 1.4%
   Kansas City, Maincor Project,
      Ser A, TA
      5.250%, 03/01/18                                      250             245
                                                                  --------------
NEW JERSEY -- 4.2%
   Burlington County, Bridge Authority,
      The Evergreens Project, RB
      Callable 01/01/18 @ 100
      5.625%, 01/01/38                                      250             244
   New Jersey State, Economic
      Development Authority, First
      Mortgage - Seashore Gardens
      Project, RB
      Callable 11/01/16 @ 100
      5.375%, 11/01/36                                      300             280


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund
November 30, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Tobacco
      Settlement Corporation,
      Ser 1A, RB
      Callable 06/01/17 @ 100
      5.000%, 06/01/41                            $         250   $         209
                                                                  --------------
                                                                            733
                                                                  --------------
NEW YORK -- 2.3%
   New York City, Metropolitan
      Transportation Authority,
      Sub-Ser A-2, GO, CIFG
      Callable 12/13/07 @ 100 (A)
      3.540%, 12/02/07                                      400             400
                                                                  --------------
OHIO -- 5.0%
   Buckeye Ohio, Tobacco Settlement
      Authority, Asset-backed,
      Ser A-2, RB
      Callable 06/01/17 @ 100
      5.875%, 06/01/47                                      500             476
   Ohio State, Higher Educational
      Facilities Revenue Authority,
      Oberlin College Project, RB
      Callable 01/02/08 @ 100 (A)
      3.600%, 12/01/07                                      400             400
                                                                  --------------
                                                                            876
                                                                  --------------
PENNSYLVANIA -- 3.1%
   Allegheny County, Hospital
      Development Authority, Health
      Systems-West Penn Project,
      Ser A, RB
      Callable 11/15/17 @ 100
      5.375%, 11/15/40                                      325             295
   Philadelphia, Industrial Authority,
      Ser A, RB
      Callable 09/15/17 @ 100
      5.500%, 09/15/37                                      250             243
                                                                  --------------
                                                                            538
                                                                  --------------
SOUTH CAROLINA -- 2.8%
   South Carolina State, Jobs -
      Economic Development Authority,
      First Mortgage - Lutheran
      Homes Project, RB
      Callable 05/01/17 @ 100
      5.500%, 05/01/28                                      250             236
   South Carolina State, Jobs -
      Economic Development Authority,
      Woodlands at Furman Project,
      Ser A, RB
      Callable 11/15/17 @ 100
      6.000%, 11/15/37                                      250             246
                                                                  --------------
                                                                            482
                                                                  --------------
TENNESSEE -- 1.4%
   Sullivan County, Health Educational
      & Housing Authority, Wellmont
      Health Systems Project,
      Ser C, RB
      Callable 09/01/16 @ 100
      5.250%, 09/01/36                                      250             243
                                                                  --------------

--------------------------------------------------------------------------------
                                                Face Amount           Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
TEXAS -- 7.9%
   Lubbock, Educational Facilities
      Authority, Lubbock Christian
      Project, RB
      Callable 11/01/17 @ 100
      5.250%, 11/01/37                            $         250   $         246
   Lubbock, Health Facilities
      Development Authority, First
      Mortgage - Carillon Project, RB
      Callable 07/01/16 @ 101
      6.500%, 07/01/26                                      170             176
   Lufkin, Health Facilities
      Development Corporation,
      Memorial Health Systems East
      Texas Project, RB
      Callable 02/15/17 @ 100
      5.500%, 02/15/37                                      250             247
   Texas State, Alliance Airport
      Authority, American Airlines
      Project, RB
      Callable 12/01/12 @ 100
      5.250%, 12/01/29                                      250             203
   Tyler, Health Facilities Development
      Corporation, East Texas Medical
      Center Project, RB
      Callable 11/01/17 @ 100
      5.375%, 11/01/37                                      250             239
   Willacy County, Local Government,
      Ser A-1, RB
      Callable 03/01/12 @ 103
      6.875%, 09/01/28                                      250             263
                                                                  --------------
                                                                          1,374
                                                                  --------------
VIRGINIA -- 8.5%
   James City County, Economic
      Development Authority, Ser A, RB
      Callable 07/01/17 @ 100
      5.500%, 07/01/37                                      200             186
   Lewistown, Community Center
      Development Authority, RB
      Callable 03/01/18 @ 100
      6.050%, 03/01/27                                      250             242
   Loudoun County, Industrial
      Development Authority, Howard
      Hughes Medical Project,
      Ser C, RB
      Callable 12/19/07 @ 100 (A)
      3.650%, 12/01/07                                      400             400
   Loudoun County, Industrial
      Development Authority, Howard
      Hughes Medical Project,
      Ser E, RB
      Callable 12/19/07 @ 100 (A)
      3.500%, 12/01/07                                      400             400
   Virginia State, White Oak Village
      Shops, Special Assessment
      5.300%, 03/01/17                                      250             245
                                                                  --------------
                                                                          1,473
                                                                  --------------
Total Municipal Bonds
   (Cost $10,998) ($ Thousands)                                          10,851
                                                                  --------------


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund
November 30, 2007

--------------------------------------------------------------------------------
                                             Shares/Face Amount       Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 29.7%

FINANCIALS -- 23.7%
   ABN AMRO Capital Funding Trust VII                    11,000   $         223
   Aegon                                                 12,000             282
   Allied Capital                                         1,000              27
   American International Group                           2,000              40
   Arch Capital Group                                     4,000              86
   Bank of America                                       11,000             231
   Barclays Bank PLC                                     11,000             254
   CORTS Trust For Disney                                 2,000              47
   Delphi Financial Group                                 2,000              40
   Deutsche Bank Contingent Capital
      Trust II                                           11,000             253
   FHLMC                                                     10             229
   FNMA                                                      12             282
   Goldman Sachs                                          2,000              41
   HSBC Holdings PLC                                      5,000             108
   ING Groep                                              9,000             230
   Markel                                                 2,000              44
   Merrill Lynch                                          8,000             139
   MetLife                                               10,000             229
   Morgan Stanley                                         5,000             105
   PLC Capital Trust III                                  2,000              48
   Prudential PLC                                         9,000             189
   RenaissanceRe Holdings                                 4,000              71
   Royal Bank of Scotland Group PLC                      13,000             287
   Santander (B)                                         13,000             263
   SunTrust Banks                                        10,000             228
   UBS Preferred Funding Trust IV                         7,000             140
                                                                  --------------
                                                                          4,116
                                                                  --------------
TELECOMMUNICATION SERVICES -- 0.9%
   At&t                                                   2,000              44
   CBS                                                    2,000              38
   Comcast                                                1,000              29
   Verizon                                                2,000              40
                                                                  --------------
                                                                            151
                                                                  --------------
UTILITIES -- 5.1%
   Alabama Power                                          8,000             198
   Georgia Power                                          3,000             279
   Gulf Power                                             3,000             314
   PPL Electric Utilities                                 4,000              99
                                                                  --------------
                                                                            890
                                                                  --------------
Total Preferred Stock
   (Cost $5,490) ($ Thousands)                                            5,157
                                                                  --------------
TAX EXEMPT CORPORATE BONDS -- 4.6%

FINANCIALS -- 4.6%
   BNP Paribas
      7.195%, 06/29/49                            $         100              94
   Commonwealth Bank of Australia
      6.024%, 03/29/49                                      100              91
   Credit Agricole
      6.637%, 05/31/49                                      100              92
   HBOS PLC
      6.413%, 10/01/35                                      200             169
   Societe Generale (A)
      5.922%, 04/05/08                                      200             183

--------------------------------------------------------------------------------
                                             Face Amount/Shares       Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
      5.256%, 12/29/49                            $         200   $         176
                                                                  --------------
Total Tax Exempt Corporate Bonds
   (Cost $829) ($ Thousands)                                                805
                                                                  --------------
CASH EQUIVALENT -- 5.5%

      SEI Tax Exempt Trust,
      Institutional Tax
      Free Fund,
      Cl A, 3.38%+                                      953,006             953
                                                                  --------------
Total Cash Equivalent
   (Cost $953) ($ Thousands)                                                953
                                                                  --------------
Total Investments -- 102.2%
   (Cost $18,270) ($ Thousands)++                                 $      17,766
                                                                  ==============

       Percentages are based on Net Assets of $17,382 ($ Thousands).

+      The rate shown is the 7-day effective yield as of November 30, 2007.

++ At November 30, 2007, the tax basis cost of the Fund's investments was $18,271 ($ Thousands), and the unrealized appreciation and depreciation were $37 ($ Thousands) and $(542) ($ Thousands), respectively.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2007, the value of these securities amounted to $503 ($Thousands), representing 2.89% of the net assets of the Fund.

AMBAC -- American Municipal Bond Assurance Company

BAN -- Bond Anticipation Note

CIFG -- CDC IXIS Financial Guaranty

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

FSA -- Financial Security Assistance

GO -- General Obligation

PLC -- Public Liability Company

RB -- Revenue Bond

Ser -- Series

TA -- Tax Allocation

       For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.


--------------------------------------------------------------------------------
                     SEI Tax Exempt Trust / Quarterly Report / November 30, 2007

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Tax Exempt Trust

By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -----------------------------------
                                             Robert A. Nesher, President & CEO

Date: January 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date: January 25, 2008